United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2018

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Brazil - 4.54%
Common Stocks - 3.87%
Ambev S.A.	33,800	$215,945
Construtora Tenda S.A.A	4,900	25,614
CPFL Energia S.A.	20,300	170,651
Engie Brasil Energia S.A.	8,100	88,643
Fleury S.A.	24,000	211,879
Grendene S.A.	13,400	112,687
Hypermarcas S.A.	46,800	489,273
SLC Agricola S.A.	1,700	11,433

Total Common Stocks		1,326,125

Preferred Stocks - 0.67%
Centrais Eletricas Santa CatarinaA B	900	5,563
Cia de Gas de Sao Paulo, Class AB	6,440	99,219
Telefonica Brasil S.A.B	8,100	125,042

Total Preferred Stocks		229,824

Total Brazil (Cost $1,348,766)		1,555,949

Chile - 2.88%
Common Stocks - 2.88%
AntarChile S.A.	2,356	40,164
Banco de Chile	4,633	710
Blumar S.A.	29,423	7,764
Cia Cervecerias Unidas S.A., Sponsored ADR	5,217	148,580
Embotelladora Andina S.A., Class B, ADR	4,740	144,854
Enel Chile S.A.	2,043,335	238,221
Enel Chile S.A., ADR	9,077	53,464
Inversiones Aguas Metropolitanas S.A.	6,607	11,824
Sigdo Koppers S.A.	24,802	47,932
SMU S.A.A	281,595	75,216
Vina Concha y Toro S.A.	111,423	196,568
Vina San Pedro Tarapaca S.A.	1,870,542	20,867

Total Common Stocks		986,164

Total Chile (Cost $812,382)		986,164

China - 22.27%
Common Stocks - 22.27%
Agricultural Bank of China Ltd., Class H	1,055,000	496,302
Bank of China Ltd., Class H	962,000	479,681
Bank of Communications Co., Ltd., Class H	613,000	462,025
Beijing Jingkelong Co., Ltd., Class H	69,000	19,812
Changshouhua Food Co., Ltd.	19,000	9,328
China Construction Bank Corp., Class H	569,000	507,632
China Merchants Bank Co., Ltd., Class H	94,000	358,461
China Mobile Ltd.	42,500	426,830
China Petroleum & Chemical Corp., Class H	482,000	354,021
China Shenhua Energy Co., Ltd., Class H	97,000	231,763
China Shineway Pharmaceutical Group Ltd.	73,000	68,402
China Telecom Corp. Ltd., Class H	970,000	486,156
China Unicom Hong Kong Ltd.A	156,000	221,560
CITIC Ltd.	330,000	483,067
CNOOC Ltd.	82,000	111,626
COSCO SHIPPING International Hong Kong Co., Ltd.	64,000	26,580
Dongyue Group Ltd.	220,000	160,176
Fuguiniao Co., Ltd., Class HA C	28,000	359
Huishang Bank Corp. Ltd., Class H	361,000	182,781
Industrial & Commercial Bank of China Ltd., Class H	616,000	488,764

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
China - 22.27% (continued)
Common Stocks - 22.27% (continued)
Jiangsu Expressway Co., Ltd., Class H	134,000	$205,430
Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	14,000	8,686
NVC Lighting Holding Ltd.	1,961,000	213,660
PetroChina Co., Ltd., Class H	650,000	424,091
Ping An Insurance Group Co. of China Ltd., Class H	53,000	465,365
Qinqin Foodstuffs Group Cayman Co., Ltd.A	258,400	68,894
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	29,200	75,420
Tencent Holdings Ltd.	11,200	502,187
Tsingtao Brewery Co., Ltd., Class H	4,000	16,741
Yuexiu Transport Infrastructure Ltd.	104,000	76,253

Total Common Stocks		7,632,053

Total China (Cost $6,621,110)		7,632,053

Czech Republic - 2.25%
Common Stocks - 2.25%
CEZ A/S	24,338	533,625
Komercni banka A/S	2,754	118,391
Philip Morris CR A/S	163	120,609

Total Common Stocks		772,625

Total Czech Republic (Cost $605,218)		772,625

Egypt - 2.46%
Common Stocks - 2.46%
Commercial International Bank Egypt SAE	56,599	253,523
Credit Agricole Egypt SAE	8,236	19,618
Eastern Tobacco	14,398	260,012
ElSewedy Electric Co.	3,695	23,674
Faisal Islamic Bank of Egypt	38,903	38,116
Global Telecom Holding SAEA	19,187	7,300
MM Group for Industry & International Trade SAEA	27,437	18,668
Telecom Egypt Co.	303,809	222,386

Total Common Stocks		843,297

Total Egypt (Cost $688,885)		843,297

Greece - 2.14%
Common Stocks - 2.14%
Aegean Airlines S.A.	14,980	136,280
Hellenic Telecommunications Organization S.A.	37,256	442,656
Holding Co. ADMIE IPTO S.A.A	36,607	78,461
Sarantis S.A.	4,772	68,649
Thessaloniki Water Supply & Sewage Co., S.A.	1,610	8,158

Total Common Stocks		734,204

Total Greece (Cost $636,310)		734,204

Hong Kong - 1.70%
Common Stocks - 1.70%
Goldlion Holdings Ltd.	46,000	18,043
Hopewell Highway Infrastructure Ltd.	493,500	306,168
Kingboard Chemical Holdings Ltd.	5,000	29,642

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Hong Kong - 1.70% (continued)
Common Stocks - 1.70% (continued)
Road King Infrastructure Ltd.	140,000	$230,061

Total Common Stocks		583,914

Total Hong Kong (Cost $395,702)		583,914

Hungary - 2.39%
Common Stocks - 2.39%
Magyar Telekom Telecommunications PLC	276,642	480,200
MOL Hungarian Oil & Gas PLC	3,000	35,925
Richter Gedeon Nyrt	12,160	302,511

Total Common Stocks		818,636

Total Hungary (Cost $652,884)		818,636

India - 11.08%
Common Stocks - 11.08%
HCL Technologies Ltd.	25,858	341,453
HDFC Bank Ltd., ADR	1,736	160,233
Hinduja Global Solutions Ltd.	4,072	36,306
Hindustan Unilever Ltd.	26,716	511,047
Infosys Ltd.	9,703	138,119
Infosys Ltd., Sponsored ADRD H	13,317	197,757
Maruti Suzuki India Ltd.	1,004	127,416
Nestle India Ltd.	1,768	196,701
Omaxe Ltd.	66,430	209,994
Oracle Financial Services Software Ltd.	5,183	279,274
Pfizer Ltd.	7,381	196,572
Tata Consultancy Services Ltd.	13,012	526,085
Vakrangee Ltd.	42,224	366,234
Wipro Ltd.	91,149	414,785
Wipro Ltd., ADR	17,962	96,276

Total Common Stocks		3,798,252

Total India (Cost $3,372,295)		3,798,252

Indonesia - 3.25%
Common Stocks - 3.25%
Bank Central Asia Tbk PT	198,800	306,354
Bank Rakyat Indonesia Persero Tbk PT	9,600	11,042
Gudang Garam Tbk PT	600	3,097
Indofood Sukses Makmur Tbk PT	577,400	349,101
Multipolar Technology Tbk PT	570,100	29,214
Telekomunikasi Indonesia Persero Tbk PT	75,300	22,375
Tunas Ridean Tbk PT	7,500	636
Unilever Indonesia Tbk PT	107,000	391,314

Total Common Stocks		1,113,133

Total Indonesia (Cost $1,075,497)		1,113,133

Malaysia - 4.78%
Common Stocks - 4.78%
Batu Kawan Bhd	2,800	13,096
Fraser & Neave Holdings Bhd	35,800	213,946
Kuala Lumpur Kepong Bhd	6,300	36,608
Nestle Malaysia Bhd	16,900	353,289
Public Bank Bhd	102,600	495,854

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Malaysia - 4.78% (continued)
Common Stocks - 4.78% (continued)
Tenaga Nasional Bhd	148,200	$525,097

Total Common Stocks		1,637,890

Total Malaysia (Cost $1,518,772)		1,637,890

Mexico - 1.06%
Common Stocks - 1.06%
Industrias Bachoco SAB de CV, Series B	17,308	85,241
La Comer SAB de CVA	32,143	31,185
Megacable Holdings SAB de CVE	60,250	238,715
Pena Verde SAB	18,193	9,660

Total Common Stocks		364,801

Total Mexico (Cost $338,300)		364,801

Peru - 1.27%
Common Stocks - 1.27%
Alicorp S.A.A.	133,443	416,689
Union de Cervecerias Peruanas Backus y Johnston S.A.A.	3,546	18,283

Total Common Stocks		434,972

Total Peru (Cost $351,043)		434,972

Philippines - 3.25%
Common Stocks - 3.25%
Aboitiz Power Corp.	228,600	188,194
Asia United Bank Corp.	19,880	22,989
Bank of the Philippine Islands	3,470	6,587
Cebu Air, Inc.	48,130	101,621
China Banking Corp.	51,412	33,362
Cosco Capital, Inc.	261,300	43,124
East West Banking Corp.	86,500	54,288
Manila Electric Co.	84,840	479,541
Pepsi-Cola Products Philippines, Inc.	40,900	2,282
Pilipinas Shell Petroleum Corp.	5,480	6,608
RFM Corp.	101,000	9,156
San Miguel Corp.	50,960	101,673
San Miguel Pure Foods Co., Inc.	1,220	7,279
Top Frontier Investment Holdings, Inc.A	1,480	8,537
Union Bank of the Philippines	29,140	49,164

Total Common Stocks		1,114,405

Total Philippines (Cost $1,142,040)		1,114,405

Poland - 0.26%
Common Stocks - 0.26%
Boryszew S.A.A	2,086	5,731
Dom Development S.A.	855	19,729
Netia S.A.	10,180	11,467
Neuca S.A.	175	11,779
Stalexport Autostrady S.A.	29,864	31,177
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.	433	9,516

Total Common Stocks		89,399

Total Poland (Cost $94,045)		89,399

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Republic of Korea - 11.47%
Common Stocks - 11.47%
Aju Capital Co., Ltd.	1,109	$7,335
Busan City Gas Co., Ltd.	333	10,923
Daeduck Electronics Co.	16,851	154,169
Daesung Energy Co., Ltd.	9,126	50,666
Dong-Il Corp.	2,553	126,699
ESTec Corp.	6,426	59,938
GMB Korea Corp.	4,370	29,176
Jinro Distillers Co., Ltd.	260	8,018
JLS Co., Ltd.	5,512	38,621
Kia Motors Corp.	10,960	346,306
KT Corp.	16,598	434,821
LF Corp.	13,905	320,211
LG Electronics, Inc.	6,620	537,707
LG Uplus Corp.	19,687	225,803
Namyang Dairy Products Co., Ltd.	246	144,041
Nexen Corp.	1,585	11,530
Saeron Automotive Corp.	3,060	20,430
Samsung Electronics Co., Ltd.	222	545,712
Samwonsteel Co., Ltd.	2,041	6,176
Samyang Tongsang Co., Ltd.	868	33,973
SAVEZONE I&C Corp.	6,608	30,375
SK Hynix, Inc.	2,136	156,718
SK Telecom Co., Ltd.	2,117	498,851
TS Corp.	1,139	26,433
YESCO Co., Ltd.	3,120	105,824

Total Common Stocks		3,930,456

Total Republic of Korea (Cost $3,213,859)		3,930,456

Russia - 1.19%
Common Stocks - 1.19%
Gazprom Neft PJSC, Sponsored ADR	10,053	209,605
Rostelecom PJSC, Sponsored ADR	28,013	196,931

Total Common Stocks		406,536

Total Russia (Cost $377,890)		406,536

South Africa - 3.58%
Common Stocks - 3.42%
Bid Corp. Ltd.	9,144	201,134
Clover Industries Ltd.	54,461	54,928
Mondi Ltd.	13,511	324,092
Tongaat Hulett Ltd.	30,497	249,002
Vodacom Group Ltd.	31,503	342,241

Total Common Stocks		1,171,397

Preferred Stocks - 0.16%
Absa Bank Ltd.B	1,084	53,182

Total South Africa (Cost $1,312,594)		1,224,579

Taiwan - 10.28%
Common Stocks - 10.28%
104 Corp.	4,000	20,160
Aurora Corp.	29,000	87,309
Chunghwa Telecom Co., Ltd.	142,000	484,955
Far Eastern International Bank	1,082,204	335,862
First Financial Holding Co., Ltd.	52,000	33,535

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Taiwan - 10.28% (continued)
Common Stocks - 10.28% (continued)
Great Taipei Gas Co., Ltd.	22,000	$18,857
Greatek Electronics, Inc.	156,000	288,108
Hon Hai Precision Industry Co., Ltd.	135,288	502,404
Lian HWA Food Corp.	3,080	3,431
Shan-Loong Transportation Co., Ltd.	25,000	26,526
Shanghai Commercial & Savings Bank Ltd.	436,331	490,736
Taichung Commercial Bank Co., Ltd.	1,192,309	381,893
Taiwan Business Bank	364,759	100,746
Taiwan Cooperative Financial Holding Co., Ltd.	99,842	53,961
Taiwan Secom Co., Ltd.	93,105	274,133
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	16,114
Taiwan Shin Kong Security Co., Ltd.	203,170	261,040
Union Bank Of Taiwan	308,000	91,911
United Microelectronics Corp.	49,000	25,183
Ve Wong Corp.	34,000	28,127

Total Common Stocks		3,524,991

Total Taiwan (Cost $3,036,749)		3,524,991

Thailand - 4.73%
Common Stocks - 4.73%
Advanced Information Technology PCL	60,500	50,993
Amata B.Grimm Power Plant Infrasture FundE	76,400	19,779
Bangkok Bank PCL	15,400	89,470
Bangkok Bank PCL, NVDR	21,200	123,167
Bangkok Insurance PCL, NVDR	1,900	20,647
Kang Yong Electric PCL	2,100	29,964
Kang Yong Electric PCL, NVDR	100	1,427
Krung Thai Bank PCL, NVDR	571,200	312,939
MBK PCL, NVDR	41,200	29,145
MK Restaurants Group PCL	54,900	125,186
Ratchaburi Electricity Generating Holding PCL	103,400	173,527
Ratchaburi Electricity Generating Holding PCL, NVDR	103,000	172,855
Siam Cement PCL, NVDR	32,000	472,005
Thai Vegetable Oil PCL, NVDR	1,000	835

Total Common Stocks		1,621,939

Total Thailand (Cost $1,478,248)		1,621,939

SHORT-TERM INVESTMENTS - 2.81% (Cost $964,132)
Investment Companies - 2.81%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%F G	964,132	964,132

SECURITIES LENDING COLLATERAL - 0.56% (Cost $192,928)
Investment Companies - 0.56%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%F G	192,928	192,928

TOTAL INVESTMENTS - 100.20% (Cost $30,229,649)		34,345,255
LIABILITIES, NET OF OTHER ASSETS - (0.20%)		(68,895)

TOTAL NET ASSETS - 100.00%		$34,276,360

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $359 or 0.00% of net assets. Value was determined using significant unobservable inputs.
D	All or a portion of this security is on loan at October 31, 2017.
E	Unit - Usually consists of one common stock and/or rights and warrants.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.
H	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security can not be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

ADR - American Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

Futures Contracts Open on October 31, 2017:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	19	December 2017	$1,067,859	$1,067,990	$131

			$1,067,859	$1,067,990	$131

Index Abbreviations:
MSCI	Morgan Stanley Capital International

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2017, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$1,326,125	$—	$—	$1,326,125
Chile	986,164	—	—	986,164
China	7,631,694	—	359	7,632,053
Czech Republic	772,625	—	—	772,625
Egypt	843,297	—	—	843,297
Greece	734,204	—	—	734,204
Hong Kong	583,914	—	—	583,914
Hungary	818,636	—	—	818,636
India	3,798,252	—	—	3,798,252
Indonesia	1,113,133	—	—	1,113,133
Malaysia	1,637,890	—	—	1,637,890
Mexico	364,801	—	—	364,801
Peru	434,972	—	—	434,972
Philippines	1,114,405	—	—	1,114,405
Poland	89,399	—	—	89,399
Republic of Korea	3,930,456	—	—	3,930,456
Russia	406,536	—	—	406,536
South Africa	1,171,397	—	—	1,171,397
Taiwan	3,524,991	—	—	3,524,991
Thailand	1,152,799	469,140	—	1,621,939
Foreign Preferred Stocks
Brazil	229,824	—	—	229,824

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
South Africa	$53,182	$—	$—	$53,182
Short-Term Investments	964,132	—	—	964,132
Securities Lending Collateral	192,928	—	—	192,928

Total Investments in Securities - Assets	$33,875,756	$469,140	$359	$34,345,255

Financial Derivative Instruments - Assets
Futures Contracts	$131	$—	$—	$131

Total Financial Derivative Instruments - Assets	$131	$—	$—	$131

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended October 31, 2017, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stocks	$13,966	$—	$—	$—	$—	$(13,607)	$—	$—	$359	$(13,607)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign common stock classified as Level 3 was fair valued at a nominal value of 0.10 HKD due to lack of observable inputs.

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Samsung Electronics Co., Ltd.		1.6
LG Electronics, Inc.		1.6
CEZ A/S		1.6
Tata Consultancy Services Ltd.		1.5
Tenaga Nasional Bhd		1.5
Hindustan Unilever Ltd.		1.5
China Construction Bank Corp.		1.5
Hon Hai Precision Industry Co., Ltd.		1.5
Tencent Holdings Ltd.		1.5
SK Telecom Co., Ltd.		1.5
Total Fund Holdings	199

Sector Allocation (% Equities)
Financials		21.5
Consumer Staples		15.0
Information Technology		14.4
Telecommunication Services		13.9
Utilities		9.2
Consumer Discretionary		6.9
Industrials		6.5
Energy		4.1
Health Care		4.1
Materials		3.0
Real Estate		1.4

Country Allocation (% Equities)
China		22.5
Republic of Korea		11.8
India		11.4
Taiwan		10.6
Malaysia		4.9
Thailand		4.9
Brazil		4.7
South Africa		3.7
Philippines		3.4
Indonesia		3.4
Chile		3.0
Egypt		2.5
Hungary		2.5
Czech Republic		2.3
Greece		2.2
Hong Kong		1.8
Peru		1.3
Russia		1.2
Mexico		1.1
Cayman Islands		0.5
Poland		0.3

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.00%
Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Energy & Exploration Partners, Inc.A B	3	$—

Health Care - 0.00%
Pharmaceuticals - 0.00%
Millennium Health, LLCB	4,651	2,326

Total Common Stocks (Cost $26,255)		2,326

	Principal Amount
BANK LOAN OBLIGATIONSC - 13.89%
Basic Materials - 0.33%
KMG Chemicals Inc., 5.492%, Due 6/15/2024, Term Loan B, (1 mo. LIBOR + 4.250%)	$41,197	41,506
PQ Corporation, 4.630%, Due 11/4/2022, 2017 USD Term Loan, (3 mo. LIBOR + 3.250%)	124,645	126,126
Tronox Blocked Borrower LLC, Due 9/22/2024, Term Loan BD	37,791	38,090
Tronox Finance LLC, Due 9/22/2024, Term Loan BD	87,209	87,900

		293,622

Consumer - 2.27%
Alphabet Holding Company, Inc.,
4.833%, Due 9/26/2024, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.500%)	125,000	121,562
9.083%, Due 9/26/2025, 2017 2nd Lien Term Loan, (1 Week LIBOR + 7.750%)	125,000	121,719
Belron S.A., Due 10/26/2024, USD Term Loan BD	125,000	125,781
Casablanca US Holdings, Inc., 6.110%, Due 3/15/2024, 1st Lien Term Loan, (2 mo. LIBOR + 4.750%)	29,850	29,850
Getty Images, Inc., 4.833%, Due 10/18/2019, Term Loan B, (3 mo. LIBOR + 3.500%)	16,458	14,345
Global Appliance Inc., 5.340%, Due 9/29/2024, Term Loan B, (3 mo. LIBOR + 4.000%)	125,000	125,104
Golden Nugget, Inc., 4.522%, Due 10/4/2023, 2017 Incremental Term Loan, (2 mo. LIBOR + 3.250%)	124,685	125,914
iHeartCommunications, Inc., 8.083%, Due 1/30/2019, Term Loan D, (3 mo. LIBOR + 6.750%)	59,315	44,338
P.F. Chang’s China Bistro, Inc., 6.509%, Due 8/18/2022, 2017 Term Loan B, (6 mo. LIBOR + 5.000%)	125,000	119,375
Paradigm Acquisition Corp., 5.607%, Due 10/11/2024, 1st Lien Term Loan, (3 mo. LIBOR + 4.250%)	187,000	187,351
Redtop Acquisitions Ltd., Due 10/10/2024, USD 2017 1st Lien Term LoanD	125,000	125,344
RSC Acquisition, Inc., 6.583%, Due 11/30/2022, Term Loan, (3 mo. LIBOR + 5.250%)	245,633	241,949
Shearer’s Foods, Inc.,
5.270%, Due 6/30/2021, 1st Lien Term Loan, (3 mo. LIBOR + 3.937%)	44,310	44,310
5.583%, Due 6/30/2021, Incremental Term Loan, (3 mo. LIBOR + 4.250%)	9,825	9,849
Strategic Partners, Inc., 5.742%, Due 6/30/2023, 2016 Term Loan, (1 mo. LIBOR + 4.500%)	119,102	119,995
TGP Holdings III LLC,
6.333%, Due 9/25/2024, 1st Lien Term Loan, (3 mo. LIBOR + 5.000%)	140,898	142,307
Due 9/25/2024, Delayed Draw Term LoanD E	22,102	22,323
9.833%, Due 9/25/2025, 2nd Lien Term Loan, (3 mo. LIBOR + 8.500%)	50,000	50,000
TriMark USA LLC,
Due 9/26/2024, Delayed Draw Term LoanD	5,342	5,397
Due 9/26/2024, 2017 1st Lien Term LoanD	119,658	120,885
William Morris Endeavor Entertainment LLC, Due 5/6/2022, 2nd Lien Term LoanD	84,000	84,420

		1,982,118

Energy - 0.82%
California Resources Corporation, 11.612%, Due 12/31/2021, Second Out Term Loan, (1 mo. LIBOR + 10.375%)	12,000	12,850
Chesapeake Energy Corporation, 8.814%, Due 8/23/2021, Term Loan, (3 mo. LIBOR + 7.500%)	29,459	31,570

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Energy - 0.82% (continued)
Chief Exploration & Development LLC, 7.959%, Due 5/16/2021, 2nd Lien Term Loan, (3 mo. LIBOR + 6.500%)	$250,000	$244,167
Citgo Petroleum Corporation, 4.835%, Due 7/29/2021, New Term Loan B, (3 mo. LIBOR + 3.500%)	124,041	124,623
Cortes NP Acquisition Corporation, 5.242%, Due 11/30/2023, 2017 Term Loan B, (PRIME + 3.000%)	100,492	101,184
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK Term Loan, (PIK + 5.000%)	6,506	325
Energy Future Intermediate Holding Co. LLC, 4.242%, Due 6/30/2018, 2017 DIP Term Loan, (1 mo. LIBOR + 3.000%)	125,000	125,781
MEG Energy Corp., 4.833%, Due 12/31/2023, 2017 Term Loan B, (3 mo. LIBOR + 3.500%)	26,662	26,732
Peabody Energy Corporation, 4.742%, Due 3/31/2022, Exit Term Loan, (1 mo. LIBOR + 3.500%)	51,255	51,591

		718,823

Financial - 1.76%
Acrisure LLC, 6.272%, Due 11/22/2023, 2016 Term Loan B, (2 mo. LIBOR + 5.000%)	127,808	128,288
Americold Realty Operating Partnership LP, 4.992%, Due 12/1/2022, 2016 Term Loan B, (1 mo. LIBOR + 3.750%)	79,473	80,367
Applied Systems, Inc., 4.574%, Due 9/19/2024, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.250%)	125,000	126,528
Ascensus, Inc., 5.333%, Due 12/3/2022, 2017 Term Loan, (3 mo. LIBOR + 4.000%)	48,512	48,876
AssuredPartners, Inc., 4.742%, Due 10/22/2024, 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.500%)	134,669	136,117
Asurion LLC, 7.242%, Due 8/4/2025, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.000%)	125,000	128,985
Capital Automotive LP, 7.240%, Due 3/24/2025, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.000%)	123,031	126,107
Endo Luxembourg Finance Company I S.a r.l., 5.500%, Due 4/29/2024, 2017 Term Loan B, (1 mo. LIBOR + 4.250%)	124,688	126,308
Focus Financial Partners LLC, 4.574%, Due 7/3/2024, 1st Lien Term Loan, (3 mo. LIBOR + 3.250%)	125,000	126,406
Higginbotham & Associates LLC, 6.242%, Due 11/25/2021, 1st Lien Term Loan, (1 mo. LIBOR + 5.000%)	206,451	205,935
Institutional Shareholder Services Inc.,
Due 10/16/2024, 2017 1st Lien Term LoanD	91,667	92,010
Due 10/16/2025, 2017 2nd Lien Term LoanD	25,000	25,000
Due 10/16/2024, 2017 Delayed Draw Term LoanD	8,333	8,365
Jane Street Group LLC, 5.847%, Due 8/25/2022, 2017 Term Loan B, (2 mo. LIBOR + 4.500%)	65,325	65,938
VFH Parent LLC, 5.061%, Due 12/30/2021, 2017 Term Loan, (3 mo. LIBOR + 3.750%)	108,630	109,627

		1,534,857

Health Care - 1.01%
Affordable Care Holding Corp., 5.992%, Due 10/22/2022, 2015 1st Lien Term Loan, (1 mo. LIBOR + 4.750%)	49,125	49,248
Amneal Pharmaceuticals LLC, 4.833%, Due 11/1/2019, New Term Loan, (3 mo. LIBOR + 3.500%)	65,007	65,332
Avantor, Inc., Due 9/7/2024, 2017 1st Lien Term LoanD	125,000	125,647
Beaver-Visitec International, Inc., 6.333%, Due 8/21/2023, 1st Lien Term Loan, (3 mo. LIBOR + 5.000%)	74,811	74,811
Catalent Pharma Solutions Inc., Due 5/20/2021, USD Term Loan BD	21,730	21,920
Curo Health Services Holdings, Inc., 5.309%, Due 2/7/2022, 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.000%)	114,403	114,475
EAB (Education Advisory Board), Due 9/6/2024, 1st Lien Term LoanD	125,000	125,156
NVA Holdings, Inc., 4.833%, Due 8/14/2021, USD 1st Lien Term Loan B2, (3 mo. LIBOR + 3.500%)	61,080	61,615

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Health Care - 1.01% (continued)
Onex Carestream Finance LP, 5.333%, Due 6/7/2019, 1st Lien Term Loan, (3 mo. LIBOR + 4.000%)	$61,938	$62,031
Press Ganey Holdings, Inc., 4.485%, Due 10/21/2023, 1st Lien Term Loan	37,384	37,665
Prospect Medical Holdings, Inc., 7.500%, Due 6/30/2022, Term Loan, (6 mo. LIBOR + 6.000%)	74,063	74,711
Valeant Pharmaceuticals International, Inc., 5.990%, Due 4/1/2022, Term Loan B F1, (1 mo. LIBOR + 4.750%)	65,384	66,815

		879,426

Manufacturing - 1.88%
American Bath Group LLC, 6.583%, Due 9/30/2023, 2017 Term Loan B, (3 mo. LIBOR + 5.250%)	248,120	250,137
Anchor Glass Container Corporation, 9.067%, Due 12/7/2024, 2016 2nd Lien Term Loan, (1 mo. LIBOR + 7.750%)	27,185	27,411
ASP Chromaflo Dutch I B.V., 5.242%, Due 11/18/2023, Term Loan B2, (1 mo. LIBOR + 4.000%)	70,130	70,437
ASP Chromaflo Intermediate Holdings, Inc., 5.242%, Due 11/18/2023, Term Loan B1, (1 mo. LIBOR + 4.000%)	53,933	54,169
Berlin Packaging LLC, 4.527%, Due 10/1/2021, 2017 Term Loan B, (1 mo. LIBOR + 3.250%)	124,363	125,219
BWAY Holding Company, 4.560%, Due 4/3/2024, 2017 Term Loan B, (3 mo. LIBOR + 3.250%)	48,878	49,183
Consolidated Container Company LLC, 4.742%, Due 5/22/2024, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.500%)	125,000	125,906
CPG International Inc., 5.083%, Due 5/3/2024, 2017 Term Loan, (3 mo. LIBOR + 3.750%)	124,375	125,502
Emerald Performance Materials LLC, 4.742%, Due 8/1/2021, New 1st Lien Term Loan, (1 mo. LIBOR + 3.500%)	124,840	125,465
Flex Acquisition Company, Inc., 4.335%, Due 12/29/2023, 1st Lien Term Loan, (3 mo. LIBOR + 3.000%)	124,375	125,211
Netsmart Technologies, Inc., 5.833%, Due 4/19/2023, 2016 Term Loan C1, (3 mo. LIBOR + 4.500%)	39,599	39,995
Road Infrastructure Investment LLC, 4.739%, Due 6/13/2023, 2016 1st Lien Term Loan, (PRIME + 2.500%)	77,225	77,572
SHO Holding I Corporation, 6.242%, Due 10/27/2022, Term Loan, (1 mo. LIBOR + 5.000%)	245,625	240,712
Tank Holding Corp., 5.535%, Due 3/16/2022, Refi Term Loan, (3 mo. LIBOR + 4.250%)	83,043	83,511
Vencore, Inc., 6.083%, Due 11/23/2019, 1st Lien Term Loan, (3 mo. LIBOR + 4.750%)	123,882	125,275

		1,645,705

Media - 0.22%
Nexstar Broadcasting, Inc., 3.735%, Due 1/17/2024, 2017 Term Loan B2, (1 mo. LIBOR + 2.500%)	65,564	65,927
Radiate Holdco LLC, Due 2/1/2024, 1st Lien Term LoanD	11,033	10,936
Rentpath, Inc., 6.000%, Due 12/17/2021, 2017 Term Loan, (1 mo. LIBOR + 4.750%)	119,711	119,974

		196,837

Service - 2.83%
ADMI Corp., 5.093%, Due 4/30/2022, 2015 Term Loan B, (3 mo. LIBOR + 3.750%)	41,244	41,682
Albany Molecular Research, Inc., 4.583%, Due 8/30/2024, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.250%)	125,000	125,860
Allied Universal Holdco LLC, 5.083%, Due 7/28/2022, 2015 Term Loan, (3 mo. LIBOR + 3.750%)	78,403	78,081
Ascend Learning LLC, 4.492%, Due 7/12/2024, 2017 Term Loan B, (1 mo. LIBOR + 3.250%)	125,000	125,990
ATI Holdings Acquisition, Inc., 4.847%, Due 5/10/2023, 2016 Term Loan, (3 mo. LIBOR + 3.500%)	99,638	100,759
Bass Pro Group LLC, 6.242%, Due 9/25/2024, Term Loan B, (1 mo. LIBOR + 5.000%)	26,358	25,573
BioClinica, Inc., 5.625%, Due 10/20/2023, 1st Lien Term Loan, (3 mo. LIBOR + 4.250%)	86,028	84,307
BJ’s Wholesale Club, Inc., 4.988%, Due 2/3/2024, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.750%)	12,837	12,500

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Service - 2.83% (continued)
Brand Energy & Infrastructure Services, Inc., 5.608%, Due 6/21/2024, 2017 Term Loan, (3 mo. LIBOR + 4.250%)	$124,688	$125,449
Brickman Group Ltd. LLC, 7.737%, Due 12/17/2021, Initial Term Loan (Second Lien), (1 mo. LIBOR + 6.500%)	58,511	58,688
California Pizza Kitchen, Inc., 7.250%, Due 8/23/2022, 2016 Term Loan, (1 mo. LIBOR + 6.000%)	247,500	243,943
CareerBuilder LLC, 8.083%, Due 7/26/2023, Term Loan, (3 mo. LIBOR + 6.750%)	36,000	34,965
Fort Dearborn Company, 5.314%, Due 10/19/2023, 2016 1st Lien Term Loan, (3 mo. LIBOR + 4.000%)	66,886	67,137
IG Investment Holdings LLC, 5.333%, Due 10/31/2021, 2017 Term Loan, (3 mo. LIBOR + 4.000%)	65,523	66,219
Jo-Ann Stores, Inc., 6.551%, Due 10/20/2023, 2016 Term Loan, (3 mo. LIBOR + 5.000%)	34	32
Kingpin Intermediate Holdings LLC, 5.570%, Due 6/28/2024, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.250%)	124,688	125,545
Mister Car Wash Holdings, Inc., 5.130%, Due 8/20/2021, Term Loan B, (3 mo. LIBOR + 3.750%)	123,912	124,222
Neiman Marcus Group Ltd. LLC, 4.488%, Due 10/25/2020, 2020 Term Loan, (1 mo. LIBOR + 3.250%)	19,202	15,055
NMSC Holdings, Inc., 6.333%, Due 4/19/2023, 1st Lien Term Loan, (3 mo. LIBOR + 5.000%)	47,144	47,616
Playpower, Inc., 6.083%, Due 6/23/2021, 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.750%)	245,603	246,831
Spin Holdco Inc., 4.988%, Due 11/14/2022, 2017 Term Loan B, (1 mo. LIBOR + 3.750%)	49,875	50,218
Tribune Media Company, 4.242%, Due 12/27/2020, Term Loan, (1 mo. LIBOR + 3.000%)	4,219	4,223
TruGreen Limited Partnership, 5.235%, Due 4/13/2023, 2017 Term Loan, (1 mo. LIBOR + 4.000%)	65,600	66,584
Vestcom Parent Holdings, Inc., 5.242%, Due 12/19/2023, 2016 1st Lien Term Loan, (PRIME + 3.000%)	124,373	124,684
Vistage Worldwide, Inc, 6.742%, Due 8/19/2021, Term Loan B, (1 mo. LIBOR + 5.500%)	98,757	99,004
Vivid Seats Ltd., 5.242%, Due 6/30/2024, 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.000%)	124,688	125,311
World Triathlon Corporation, 5.583%, Due 6/26/2021, Term Loan, (3 mo. LIBOR + 4.250%)	248,715	248,715

		2,469,193

Technology - 1.58%
Almonde, Inc.,
4.817%, Due 6/13/2024, USD 1st Lien Term Loan, (3 mo. LIBOR + 3.500%)	57,160	56,929
8.567%, Due 6/13/2025, USD 2nd Lien Term Loan, (3 mo. LIBOR + 7.250%)	124,825	123,612
BMC Software Finance, Inc., 5.242%, Due 9/10/2022, 2017 USD Term Loan, (1 mo. LIBOR + 4.000%)	111,324	112,068
Compuware Corporation, 5.630%, Due 12/15/2021, Term Loan B3, (3 mo. LIBOR + 4.250%)	106,779	108,247
Epicor Software Corporation, 5.000%, Due 6/1/2022, 1st Lien Term Loan, (1 mo. LIBOR + 3.750%)	125,000	125,651
MH Sub I LLC, 5.070%, Due 9/13/2024, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.750%)	125,000	124,166
Navicure, Inc., Due 10/3/2024, 1st Lien Term Loan BD	125,000	125,312
Omnitracs, Inc., 5.090%, Due 11/25/2020, 1st Lien Term Loan, (3 mo. LIBOR + 3.750%)	73,786	74,570
Scientific Games International, Inc., 4.507%, Due 8/14/2024, 2017 Term Loan B4, (2 mo. LIBOR + 3.250%)	125,000	126,389
SMS Systems Maintenance Services, Inc., 6.242%, Due 10/30/2023, 2016 1st Lien Term Loan, (PRIME + 4.000%)	88,571	80,600
Survey Sampling International LLC,
6.272%, Due 12/4/2020, 1st Lien Term Loan B, (PRIME + 4.000%)	121,874	121,265
10.272%, Due 12/4/2021, 2nd Lien Term Loan, (2 mo. LIBOR + 9.000%)	125,000	124,375
Triple Point Technology, Inc., 5.583%, Due 7/10/2020, 1st Lien Term Loan, (3 mo. LIBOR + 4.250%)	84,167	76,276

		1,379,460

Telecommunications - 0.56%
LTS Buyer LLC, 6.500%, Due 4/13/2020, 1st Lien Term Loan, (PRIME + 2.250%)	24,426	24,472

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Telecommunications - 0.56% (continued)
Merrill Communications LLC, 6.630%, Due 6/1/2022, 2015 Term Loan, (3 mo. LIBOR + 5.250%)	$85,006	$85,856
NeuStar, Inc., 5.062%, Due 8/8/2024, Term Loan B2, (3 mo. LIBOR + 3.750%)	125,000	126,197
Peak 10, Inc., 4.811%, Due 8/1/2024, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.500%)	125,000	125,548
Red Ventures LLC, Due 10/11/2022, 1st Lien Term LoanD	125,000	124,166

		486,239

Transportation - 0.29%
American Tire Distributors Holdings, Inc., 5.492%, Due 9/1/2021, 2015 Term Loan, (1 mo. LIBOR + 4.250%)	124,362	124,881
International Car Wash Group Ltd., 4.732%, Due 10/3/2024, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.500%)	125,000	126,094

		250,975

Utilities - 0.34%
Helix Gen Funding LLC, 5.083%, Due 6/2/2024, Term Loan B, (3 mo. LIBOR + 3.750%)	107,878	108,968
Murray Energy Corporation, 8.583%, Due 4/16/2020, Term Loan B2, (3 mo. LIBOR + 7.250%)	45,685	40,610
Nautilus Power LLC, 5.742%, Due 5/16/2024, Term Loan B, (1 mo. LIBOR + 4.500%)	24,895	24,950
TPF II Power LLC, 4.992%, Due 10/2/2023, Term Loan B, (1 mo. LIBOR + 3.750%)	121,960	122,875

		297,403

Total Bank Loan Obligations (Cost $12,098,466)		12,134,658

CORPORATE OBLIGATIONS - 64.71%
Basic Materials - 4.92%
AK Steel Corp., 6.375%, Due 10/15/2025	400,000	394,000
Aleris International, Inc., 9.500%, Due 4/1/2021F	150,000	159,938
CF Industries, Inc.,
7.125%, Due 5/1/2020	300,000	330,000
3.450%, Due 6/1/2023	200,000	197,500
5.150%, Due 3/15/2034	250,000	249,375
Chemours Co.,
6.625%, Due 5/15/2023	200,000	212,000
7.000%, Due 5/15/2025	400,000	446,000
Clearwater Paper Corp., 4.500%, Due 2/1/2023	350,000	349,125
Coeur Mining, Inc., 5.875%, Due 6/1/2024	200,000	200,000
Freeport-McMoRan, Inc., 3.550%, Due 3/1/2022	600,000	594,000
Hexion, Inc., 6.625%, Due 4/15/2020	250,000	222,500
Huntsman International LLC, 5.125%, Due 11/15/2022	250,000	268,750
PQ Corp., 6.750%, Due 11/15/2022F	100,000	108,000
United States Steel Corp., 8.375%, Due 7/1/2021F	200,000	218,250
Venator Finance S.a.r.l. / Venator Materials LLC, 5.750%, Due 7/15/2025F	325,000	343,687

		4,293,125

Communications - 10.54%
AMC Networks, Inc.,
5.000%, Due 4/1/2024	125,000	127,344
4.750%, Due 8/1/2025	50,000	49,938
Block Communications, Inc., 6.875%, Due 2/15/2025F	600,000	648,000
Cablevision Systems Corp., 5.875%, Due 9/15/2022	550,000	565,812
CenturyLink, Inc.,
5.800%, Due 3/15/2022, Series T	125,000	126,875
7.500%, Due 4/1/2024, Series Y	200,000	212,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, Due 12/15/2021F	250,000	254,375
DISH DBS Corp.,
6.750%, Due 6/1/2021	250,000	262,500

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 64.71% (continued)
Communications - 10.54% (continued)
DISH DBS Corp. (continued)
5.000%, Due 3/15/2023	$250,000	$241,875
Frontier Communications Corp., 7.125%, Due 3/15/2019	250,000	251,258
Level 3 Financing, Inc.,
5.375%, Due 1/15/2024	400,000	415,500
5.250%, Due 3/15/2026	250,000	258,362
Match Group, Inc., 6.375%, Due 6/1/2024	500,000	543,125
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, Due 4/15/2022F	250,000	257,500
Plantronics, Inc., 5.500%, Due 5/31/2023F	500,000	521,250
Qwest Corp., 6.750%, Due 12/1/2021	25,000	27,685
Salem Media Group, Inc., 6.750%, Due 6/1/2024F	75,000	78,375
Sinclair Television Group, Inc.,
5.375%, Due 4/1/2021	250,000	256,563
6.125%, Due 10/1/2022	150,000	154,688
Sirius XM Radio, Inc., 3.875%, Due 8/1/2022F	650,000	662,187
Sprint Communications, Inc., 6.000%, Due 11/15/2022	425,000	446,250
Sprint Corp., 7.250%, Due 9/15/2021	1,000,000	1,090,000
T-Mobile USA, Inc., 6.625%, Due 4/1/2023	1,000,000	1,050,000
Townsquare Media, Inc., 6.500%, Due 4/1/2023F	175,000	176,969
Univision Communications, Inc.,
5.125%, Due 5/15/2023F	425,000	430,312
5.125%, Due 2/15/2025F	100,000	99,375

		9,208,618

Consumer, Cyclical - 10.05%
Allison Transmission, Inc., 5.000%, Due 10/1/2024F	500,000	521,250
Ashton Woods USA LLC / Ashton Woods Finance Co.,
6.875%, Due 2/15/2021F	298,000	305,822
6.750%, Due 8/1/2025F	225,000	222,750
AV Homes, Inc., 6.625%, Due 5/15/2022	300,000	311,535
CEC Entertainment, Inc., 8.000%, Due 2/15/2022	500,000	516,875
Century Communities, Inc., 5.875%, Due 7/15/2025F	350,000	353,496
Eldorado Resorts, Inc., 6.000%, Due 4/1/2025	200,000	211,000
EMI Music Publishing Group North America Holdings, Inc., 7.625%, Due 6/15/2024F	225,000	251,719
Golden Nugget, Inc., 6.750%, Due 10/15/2024F	450,000	457,875
Guitar Center, Inc., 6.500%, Due 4/15/2019F	250,000	232,500
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, Due 2/15/2019F	250,000	246,875
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, Due 6/1/2026F	250,000	265,663
M/I Homes, Inc., 5.625%, Due 8/1/2025	200,000	203,250
MDC Holdings, Inc., 5.500%, Due 1/15/2024	500,000	538,125
Neiman Marcus Group Ltd. LLC, 8.000%, Due 10/15/2021F	300,000	177,000
PF Chang’s China Bistro, Inc., 10.250%, Due 6/30/2020F	350,000	329,000
Pinnacle Entertainment, Inc., 5.625%, Due 5/1/2024	125,000	129,063
Sabre GLBL, Inc., 5.250%, Due 11/15/2023F	600,000	628,500
Scientific Games International, Inc., 10.000%, Due 12/1/2022	500,000	553,090
Sonic Automotive, Inc., 6.125%, Due 3/15/2027	50,000	51,625
Springs Industries, Inc., 6.250%, Due 6/1/2021	375,000	386,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, Due 6/1/2024	275,000	273,625
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	475,000	501,125
Tesla, Inc., 5.300%, Due 8/15/2025F	250,000	241,250
United Continental Holdings, Inc., 4.250%, Due 10/1/2022	500,000	502,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, Due 3/1/2025F	350,000	367,937

		8,779,700

Consumer, Non-Cyclical - 13.08%
Ahern Rentals, Inc., 7.375%, Due 5/15/2023F	125,000	114,375
APX Group, Inc., 7.875%, Due 12/1/2022	350,000	377,562
Ashtead Capital, Inc., 5.625%, Due 10/1/2024F	375,000	399,019

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 64.71% (continued)
Consumer, Non-Cyclical - 13.08% (continued)
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025F	$150,000	$153,000
Cardtronics, Inc., 5.125%, Due 8/1/2022	250,000	255,000
Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, Due 5/1/2025F	200,000	199,000
CHS/Community Health Systems, Inc.,
8.000%, Due 11/15/2019	350,000	333,375
7.125%, Due 7/15/2020	250,000	216,875
6.250%, Due 3/31/2023	100,000	96,250
Cott Holdings, Inc., 5.500%, Due 4/1/2025F	175,000	180,469
DaVita, Inc.,
5.750%, Due 8/15/2022	100,000	103,125
5.125%, Due 7/15/2024	500,000	501,250
Dean Foods Co., 6.500%, Due 3/15/2023F	600,000	601,500
Endo Finance LLC / Endo Finco, Inc., 5.375%, Due 1/15/2023F	250,000	201,250
First Quality Finance Co., Inc., 5.000%, Due 7/1/2025F	250,000	257,047
HCA, Inc.,
5.875%, Due 5/1/2023	500,000	535,625
5.375%, Due 2/1/2025	100,000	103,125
HealthSouth Corp., 5.750%, Due 11/1/2024	300,000	307,125
Herc Rentals, Inc., 7.500%, Due 6/1/2022F	418,000	452,401
Hertz Corp., 5.875%, Due 10/15/2020	250,000	249,075
Horizon Pharma, Inc., 6.625%, Due 5/1/2023	40,000	39,400
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, Due 11/1/2024F	75,000	78,563
KAR Auction Services, Inc., 5.125%, Due 6/1/2025F	125,000	129,375
Kronos Acquisition Holdings, Inc., 9.000%, Due 8/15/2023F	175,000	168,219
LifePoint Health, Inc.,
5.875%, Due 12/1/2023	525,000	539,542
5.375%, Due 5/1/2024	150,000	150,563
MEDNAX, Inc., 5.250%, Due 12/1/2023F	225,000	234,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, Due 10/1/2022F	200,000	202,000
Monitronics International, Inc., 9.125%, Due 4/1/2020	300,000	260,250
Post Holdings, Inc., 6.000%, Due 12/15/2022F	500,000	523,750
Spectrum Brands, Inc., 5.750%, Due 7/15/2025	550,000	584,199
Syniverse Foreign Holdings Corp., 9.125%, Due 1/15/2022F	500,000	510,000
Tenet Healthcare Corp.,
4.750%, Due 6/1/2020	200,000	205,000
6.750%, Due 6/15/2023	200,000	187,750
United Rentals North America, Inc.,
5.750%, Due 11/15/2024	150,000	159,000
5.500%, Due 7/15/2025	250,000	268,281
5.500%, Due 5/15/2027	200,000	214,000
Universal Health Services, Inc., 4.750%, Due 8/1/2022F	350,000	359,625
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	450,000	455,625
Vector Group Ltd., 6.125%, Due 2/1/2025F	500,000	518,750

		11,424,340

Energy - 8.29%
Antero Resources Corp., 5.125%, Due 12/1/2022	300,000	308,250
Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, Due 4/1/2021	250,000	248,750
Calfrac Holdings LP, 7.500%, Due 12/1/2020F	350,000	343,000
Carrizo Oil & Gas, Inc., 7.500%, Due 9/15/2020	250,000	255,000
Cheniere Energy Partners LP, 5.250%, Due 10/1/2025F	200,000	206,000
Chesapeake Energy Corp., 8.000%, Due 12/15/2022F	24,000	25,823
Continental Resources, Inc., 5.000%, Due 9/15/2022	100,000	101,125
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, Due 4/1/2023	200,000	208,000
CSI Compressco LP / CSI Compressco Finance, Inc., 7.250%, Due 8/15/2022	300,000	271,500
Denbury Resources, Inc., 9.000%, Due 5/15/2021F	250,000	244,375

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 64.71% (continued)
Energy - 8.29% (continued)
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, Due 11/29/2024F	$175,000	$178,500
FTS International, Inc., 8.820%, Due 6/15/2020, (3 mo. USD LIBOR + 7.500%)F G	650,000	663,812
Gulfport Energy Corp., 6.375%, Due 1/15/2026F	225,000	227,250
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024F	300,000	298,500
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, Due 4/1/2022	350,000	272,125
Laredo Petroleum, Inc., 5.625%, Due 1/15/2022	400,000	407,500
Lonestar Resources America, Inc., 8.750%, Due 4/15/2019F	100,000	98,000
Murphy Oil USA, Inc., 5.625%, Due 5/1/2027	575,000	609,500
Nabors Industries, Inc., 5.500%, Due 1/15/2023	425,000	405,344
Parker Drilling Co., 6.750%, Due 7/15/2022	250,000	203,125
Parsley Energy LLC / Parsley Finance Corp., 5.375%, Due 1/15/2025F	200,000	203,000
Peabody Energy Corp., 6.000%, Due 3/31/2022F	75,000	77,250
QEP Resources, Inc., 6.875%, Due 3/1/2021	250,000	265,625
SESI LLC, 7.125%, Due 12/15/2021	500,000	511,250
SM Energy Co., 5.625%, Due 6/1/2025	175,000	170,187
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, Due 8/15/2022	125,000	126,563
Sunoco LP / Sunoco Finance Corp., 6.375%, Due 4/1/2023	125,000	132,812
WPX Energy, Inc., 7.500%, Due 8/1/2020	168,000	182,280

		7,244,446

Financial - 5.72%
Ally Financial, Inc., 5.125%, Due 9/30/2024	600,000	657,000
Cornerstone Chemical Co., 6.750%, Due 8/15/2024F	100,000	101,250
Credit Acceptance Corp., 6.125%, Due 2/15/2021	575,000	585,062
CyrusOne LP / CyrusOne Finance Corp., 5.375%, Due 3/15/2027F	125,000	133,594
Equinix, Inc.,
5.375%, Due 1/1/2022	250,000	261,208
5.875%, Due 1/15/2026	250,000	270,938
FelCor Lodging LP, 5.625%, Due 3/1/2023	375,000	387,656
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
6.000%, Due 8/1/2020	300,000	309,375
6.250%, Due 2/1/2022, Series WI	100,000	104,500
iStar, Inc., 4.625%, Due 9/15/2020	300,000	306,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021F	90,000	92,925
LPL Holdings, Inc., 5.750%, Due 9/15/2025F	425,000	442,000
OneMain Financial Holdings LLC, 6.750%, Due 12/15/2019F	400,000	415,000
SBA Communications Corp., 4.875%, Due 7/15/2022	400,000	413,000
Springleaf Finance Corp., 5.250%, Due 12/15/2019	500,000	516,250

		4,996,133

Industrial - 5.07%
Energizer Holdings, Inc., 5.500%, Due 6/15/2025F	650,000	682,500
Gibraltar Industries, Inc., 6.250%, Due 2/1/2021	250,000	256,563
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, Due 12/15/2023F	200,000	217,500
Ingram Micro, Inc.,
5.000%, Due 8/10/2022	100,000	101,112
5.450%, Due 12/15/2024	350,000	357,766
NCI Building Systems, Inc., 8.250%, Due 1/15/2023F	250,000	267,813
Novelis Corp., 5.875%, Due 9/30/2026F	500,000	515,310
Plastipak Holdings, Inc., 6.250%, Due 10/15/2025F	175,000	178,465
Standard Industries, Inc., 5.375%, Due 11/15/2024F	500,000	527,450
TransDigm, Inc., 6.000%, Due 7/15/2022	550,000	570,625
TTM Technologies, Inc., 5.625%, Due 10/1/2025F	475,000	484,500
Tutor Perini Corp., 6.875%, Due 5/1/2025F	250,000	269,687

		4,429,291

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 64.71% (continued)
Technology - 4.90%
Advanced Micro Devices, Inc., 7.000%, Due 7/1/2024	$500,000	$528,750
BMC Software Finance, Inc., 8.125%, Due 7/15/2021F	500,000	511,875
Entegris, Inc., 6.000%, Due 4/1/2022F	250,000	261,250
First Data Corp., 7.000%, Due 12/1/2023F	425,000	454,758
Harland Clarke Holdings Corp., 8.375%, Due 8/15/2022F	75,000	78,719
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, Due 5/1/2021, PIK (7.875%)F	150,000	154,125
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, Due 7/15/2025F	675,000	710,437
Micron Technology, Inc., 5.500%, Due 2/1/2025	33,000	35,063
NCR Corp., 5.000%, Due 7/15/2022	500,000	511,250
Solera LLC / Solera Finance, Inc., 10.500%, Due 3/1/2024F	425,000	484,500
Western Digital Corp., 7.375%, Due 4/1/2023F	500,000	547,500

		4,278,227

Utilities - 2.14%
AES Corp.,
5.500%, Due 3/15/2024	250,000	261,250
6.000%, Due 5/15/2026	125,000	134,688
Dynegy, Inc., 7.375%, Due 11/1/2022	500,000	536,875
NextEra Energy Operating Partners LP, 4.500%, Due 9/15/2027F	100,000	100,625
NRG Energy, Inc.,
6.250%, Due 7/15/2022	100,000	105,000
6.625%, Due 3/15/2023	250,000	258,750
6.250%, Due 5/1/2024	250,000	265,625
Talen Energy Supply LLC, 9.500%, Due 7/15/2022F	200,000	206,000

		1,868,813

Total Corporate Obligations (Cost $55,592,359)		56,522,693

FOREIGN CORPORATE OBLIGATIONS - 16.87%
Basic Materials - 2.12%
Alcoa Nederland Holding B.V., 7.000%, Due 9/30/2026F	350,000	399,000
Constellium N.V., 5.750%, Due 5/15/2024F	100,000	100,750
INEOS Group Holdings S.A., 5.625%, Due 8/1/2024F	250,000	260,000
New Gold, Inc., 6.250%, Due 11/15/2022F	700,000	722,750
NOVA Chemicals Corp., 4.875%, Due 6/1/2024F	125,000	127,344
Perstorp Holding AB, 8.500%, Due 6/30/2021F	225,000	244,125

		1,853,969

Communications - 3.64%
Altice Luxembourg S.A., 7.750%, Due 5/15/2022F	400,000	423,500
SFR Group S.A., 6.000%, Due 5/15/2022F	350,000	364,875
Telecom Italia SpA, 5.303%, Due 5/30/2024F	400,000	431,000
UPC Holding B.V., 5.500%, Due 1/15/2028F	475,000	472,625
Virgin Media Finance PLC, 6.375%, Due 4/15/2023F	500,000	521,250
VTR Finance B.V., 6.875%, Due 1/15/2024F	290,000	307,472
Wind Tre SpA, 5.000%, Due 1/20/2026F	200,000	201,298
Ziggo Bond Finance B.V., 6.000%, Due 1/15/2027F	150,000	152,625
Ziggo Secured Finance B.V., 5.500%, Due 1/15/2027F	300,000	306,000

		3,180,645

Consumer, Cyclical - 2.76%
1011778 BC ULC / New Red Finance, Inc., 4.250%, Due 5/15/2024F	500,000	503,600
Fiat Chrysler Automobiles N.V., 5.250%, Due 4/15/2023	150,000	159,375
International Game Technology PLC, 6.500%, Due 2/15/2025F	500,000	561,250
Mclaren Finance PLC, 5.750%, Due 8/1/2022F	375,000	385,950
Melco Resorts Finance Ltd., 4.875%, Due 6/6/2025F	225,000	227,050
Silversea Cruise Finance Ltd., 7.250%, Due 2/1/2025F	250,000	268,125

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 16.87% (continued)
Consumer, Cyclical - 2.76% (continued)
Viking Cruises Ltd., 6.250%, Due 5/15/2025F	$300,000	$310,500

		2,415,850

Consumer, Non-Cyclical - 1.94%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025F	100,000	105,750
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, Due 7/15/2023F	200,000	162,000
IHS Markit Ltd., 5.000%, Due 11/1/2022F	325,000	349,375
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC, 5.625%, Due 10/15/2023F	350,000	326,812
Valeant Pharmaceuticals International, Inc.,
7.000%, Due 3/15/2024F	500,000	541,250
6.125%, Due 4/15/2025F	250,000	210,000

		1,695,187

Energy - 1.19%
MEG Energy Corp., 6.375%, Due 1/30/2023F	300,000	274,500
Transocean, Inc., 8.375%, Due 12/15/2021	250,000	269,375
Weatherford International Ltd., 5.125%, Due 9/15/2020	500,000	493,750

		1,037,625

Financial - 1.35%
goeasy Ltd., 7.875%, Due 11/1/2022F	300,000	308,625
Intesa Sanpaolo SpA, 5.017%, Due 6/26/2024F	600,000	613,975
Royal Bank of Scotland Group PLC, 4.700%, Due 7/3/2018	250,000	253,392

		1,175,992

Industrial - 2.60%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
4.625%, Due 5/15/2023F	50,000	51,375
7.250%, Due 5/15/2024F	300,000	329,625
Bombardier, Inc., 6.000%, Due 10/15/2022F	550,000	541,750
Cemex S.A.B. de C.V., 7.750%, Due 4/16/2026F	500,000	566,300
Park Aerospace Holdings Ltd.,
5.250%, Due 8/15/2022F	250,000	260,000
5.500%, Due 2/15/2024F	500,000	518,750

		2,267,800

Technology - 1.27%
Open Text Corp., 5.875%, Due 6/1/2026F	550,000	596,063
Seagate HDD Cayman, 4.750%, Due 6/1/2023	500,000	514,375

		1,110,438

Total Foreign Corporate Obligations (Cost $14,446,670)		14,737,506

	Shares
SHORT-TERM INVESTMENTS - 3.82% (Cost $3,336,059)
Investment Companies - 3.82%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%H I	3,336,059	3,336,059

TOTAL INVESTMENTS - 99.29% (Cost $85,499,809)		86,733,242
ASSETS, NET OF OTHER LIABILITIES - 0.71%		616,401

TOTAL NET ASSETS - 100.00%		$87,349,643

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets. Value was determined using significant unobservable inputs.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

B	Non-income producing security.
C	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
D	Coupon rates are not available for bank loans that are unsettled and/or unfunded as of October 31, 2017.
E	Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $22,102 or 0.03% of net assets. Of this amount, $22,102 relate to TGP Holdings III LLC, Delayed Draw Term Loan.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $37,292,730 or 42.69% of net assets. The Fund has no right to demand registration of these securities.
G	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2017.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

LIBOR- London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2017, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$2,326	$—	$—	(1)	$2,326
Bank Loan Obligations	—	12,134,658	—		12,134,658
Corporate Obligations	—	56,522,693	—		56,522,693
Foreign Corporate Obligations	—	14,737,506	—		14,737,506
Short-Term Investments	3,336,059	—	—		3,336,059

Total Investments in Securities - Assets	$3,338,385	$83,394,857	$—		$86,733,242

(1)	Investment held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. As of October 31, 2017, the Fund had no transfers between Level 1 and Level 2, and common stock was transferred with a value of $0 from Level 2 to Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of 10/31/2017		Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$—	$—	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s portfolio with $0 fair value.

The common stocks classified as Level 3 were fair valued using private valuation reports provided to the Fund’s Sub-Advisor from a pricing vendor.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Sprint Corp. 7.250%, Due 9/15/2021		1.2
T-Mobile USA, Inc. 6.625%, Due 4/1/2023		1.2
New Gold, Inc. 6.250%, Due 11/15/2022		0.8
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, Due 7/15/2025		0.8
Energizer Holdings, Inc. 5.500%, Due 6/15/2025		0.8
FTS International, Inc. 8.820%, Due 6/15/2020		0.8
Sirius XM Radio, Inc. 3.875%, Due 8/1/2022		0.8
Ally Financial, Inc. 5.125%, Due 9/30/2024		0.8
Block Communications, Inc. 6.875%, Due 2/15/2025		0.7
Sabre GLBL, Inc. 5.250%, Due 11/15/2023		0.7
Total Fund Holdings	354

Sector Allocation (% Investments)
Consumer, Non-Cyclical		15.7
Communications		14.9
Consumer, Cyclical		13.4
Energy		10.8
Financial		9.2
Technology		8.1
Industrial		8.0
Basic Materials		7.7
Service		3.0
Utilities		2.6
Consumer		2.4
Manufacturing		2.0
Health Care		1.1
Telecommunications		0.6
Transportation		0.3
Media		0.2

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Brazil - 2.13%
Foreign Corporate Obligations - 0.22%
Itau Unibanco Holding S.A., 2.850%, Due 5/26/2018A	$1,600,000	$1,602,400

Foreign Sovereign Obligations - 1.91%
Banco Nacional de Desenvolvimento Economico e Social,
6.369%, Due 6/16/2018A	12,495,000	12,751,647
4.000%, Due 4/14/2019A	1,000,000	1,012,320

Total Foreign Sovereign Obligations		13,763,967

Total Brazil (Cost $15,402,733)		15,366,367

British Virgin Islands - 1.52%
Foreign Corporate Obligations - 1.52%
CNOOC Finance 2013 Ltd., 1.750%, Due 5/9/2018	3,534,000	3,527,851
CNPC General Capital Ltd.,
1.950%, Due 11/25/2017A	500,000	500,049
2.750%, Due 5/14/2019A	4,850,000	4,879,342
Sinopec Group Overseas Development 2013 Ltd., 2.500%, Due 10/17/2018A	1,500,000	1,503,948
Sinopec Group Overseas Development 2014 Ltd., 2.750%, Due 4/10/2019A	250,000	251,129
Sinopec Group Overseas Development 2016 Ltd., 2.125%, Due 5/3/2019A	250,000	249,221

Total Foreign Corporate Obligations		10,911,540

Total British Virgin Islands (Cost $10,924,343)		10,911,540

Chile - 1.06%
Foreign Corporate Obligations - 1.06%
Banco del Estado de Chile, 2.000%, Due 11/9/2017A	2,050,000	2,044,867
Itau CorpBanca, 3.125%, Due 1/15/2018	5,575,000	5,584,851

Total Foreign Corporate Obligations		7,629,718

Total Chile (Cost $7,638,359)		7,629,718

Colombia - 1.52%
Foreign Corporate Obligations - 0.92%
Banco Davivienda S.A., 2.950%, Due 1/29/2018A	6,600,000	6,606,930

Foreign Sovereign Obligations - 0.60%
Colombia Government International Bond, 7.375%, Due 3/18/2019	4,000,000	4,280,000

Total Colombia (Cost $10,900,181)		10,886,930

India - 0.86%
Foreign Corporate Obligations - 0.86%
ICICI Bank Ltd.,
4.700%, Due 2/21/2018A	1,200,000	1,209,393
4.800%, Due 5/22/2019A	4,339,000	4,485,940
State Bank of India, 3.622%, Due 4/17/2019A	500,000	508,121

Total Foreign Corporate Obligations		6,203,454

Total India (Cost $6,208,151)		6,203,454

Indonesia - 0.93%
Foreign Corporate Obligations - 0.10%
Majapahit Holding B.V., 8.000%, Due 8/7/2019A	650,000	713,050

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Indonesia - 0.93% (continued)
Foreign Sovereign Obligations - 0.83%
Indonesia Government International Bond, 11.625%, Due 3/4/2019A	$5,300,000	$5,972,570

Total Indonesia (Cost $6,677,701)		6,685,620

Israel - 0.61% (Cost $4,391,364)
Foreign Corporate Obligations - 0.61%
Israel Electric Corp. Ltd., 5.625%, Due 6/21/2018A	4,300,000	4,386,430

Malaysia - 0.41% (Cost $2,964,185)
Foreign Corporate Obligations - 0.41%
Petronas Capital Ltd., 5.250%, Due 8/12/2019A	2,810,000	2,956,036

Mexico - 2.56%
Foreign Corporate Obligations - 2.56%
Petroleos Mexicanos,
5.500%, Due 2/4/2019	8,300,000	8,607,100
6.000%, Due 3/5/2020	9,200,000	9,811,800

Total Foreign Corporate Obligations		18,418,900

Total Mexico (Cost $18,309,251)		18,418,900

Peru - 0.07% (Cost $490,768)
Foreign Corporate Obligations - 0.07%
Banco de Credito del Peru, 2.750%, Due 1/9/2018A	490,000	489,996

South Africa - 2.81%
Foreign Sovereign Obligations - 2.81%
Republic of South Africa Government International Bond,
6.875%, Due 5/27/2019	10,750,000	11,431,464
5.500%, Due 3/9/2020	8,300,000	8,777,250

Total Foreign Sovereign Obligations		20,208,714

Total South Africa (Cost $20,245,968)		20,208,714

Turkey - 5.80%
Foreign Corporate Obligations - 0.37%
Akbank TAS, 6.500%, Due 3/9/2018A	2,650,000	2,675,657

Foreign Sovereign Obligations - 5.43%
Turkey Government International Bond,
6.750%, Due 4/3/2018	33,400,000	33,961,922
7.000%, Due 3/11/2019	4,600,000	4,843,800
7.500%, Due 11/7/2019	180,000	194,765

Total Foreign Sovereign Obligations		39,000,487

Total Turkey (Cost $41,733,673)		41,676,144

United States - 64.58%
U.S. Treasury Obligations - 64.58%
U.S. Treasury Bills,
1.089%, Due 1/18/2018	38,600,000	38,509,263
1.095%, Due 1/25/2018	111,500,000	111,213,042
1.142%, Due 2/1/2018	72,200,000	71,990,580
1.178%, Due 3/1/2018	128,700,000	128,199,419
1.227%, Due 3/29/2018	55,000,000	54,725,831

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Fair Value
United States - 64.58% (continued)
U.S. Treasury Obligations - 64.58% (continued)
U.S. Treasury Bills, (continued)
1.249%, Due 4/26/2018	$60,000,000	$59,638,773

Total U.S. Treasury Obligations		464,276,908

Total United States (Cost $464,464,333)		464,276,908

	Shares
SHORT-TERM INVESTMENTS - 5.25% (Cost $37,724,785)
Investment Companies - 5.25%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%B C	37,724,785	37,724,785

TOTAL INVESTMENTS - 90.11% (Cost $648,075,795)		647,821,542
ASSETS, NET OF OTHER LIABILITIES - 9.89%		71,108,523

TOTAL NET ASSETS - 100.00%		$718,930,065

Percentages are stated as a percent of net assets.

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

OTC Swap Agreements Outstanding on October 31, 2017:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection (1)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2017 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	12/20/2019	3.5000	USD	150	$9,777	$7,412	$(2,365)
Lebanese Republic	BRC	1.00	6/20/2021	4.2200	USD	275	34,888	28,367	(6,521)
Russian Federation	BRC	1.00	6/20/2021	0.8993	USD	500	22,655	(2,130)	(24,785)
Lebanese Republic	WJF	1.00	6/20/2021	4.2200	USD	200	23,746	20,630	(3,116)
Lebanese Republic	BRC	1.00	12/20/2021	4.4000	USD	15,000	1,859,801	1,804,652	(55,149)
Lebanese Republic	BRC	1.00	12/20/2021	4.4000	USD	3,000	450,488	360,931	(89,557)
Lebanese Republic	BRC	1.00	12/20/2021	4.4000	USD	800	101,339	96,248	(5,091)
Republic Of Indonesia	BRC	1.00	12/20/2021	0.7600	USD	800	16,010	(8,289)	(24,299)
Republic Of Indonesia	BRC	1.00	12/20/2021	0.7600	USD	1,000	21,120	(10,361)	(31,481)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.9863	USD	15,000	383,969	(39,453)	(423,422)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.9863	USD	250	9,790	(658)	(10,448)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.9863	USD	3,000	114,192	(7,891)	(122,083)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.9863	USD	800	19,841	(2,104)	(21,945)
Republic Of South Africa	BRC	1.00	12/20/2021	1.5174	USD	1,500	59,312	28,332	(30,980)
Republic Of South Africa	BRC	1.00	12/20/2021	1.5174	USD	6,000	240,012	113,328	(126,684)
Republic Of South Africa	BRC	1.00	12/20/2021	1.5174	USD	2,000	82,688	37,776	(44,912)
Republic Of Kazakhstan	CBK	1.00	12/20/2021	0.9863	USD	300	10,849	(789)	(11,638)
Russian Federation	CBK	1.00	12/20/2021	1.0366	USD	13,000	381,232	(638)	(381,870)
Russian Federation	CBK	1.00	12/20/2021	1.0366	USD	3,000	140,471	(148)	(140,619)
Republic Of Colombia	FBF	1.00	12/20/2021	0.8400	USD	4,000	55,346	(27,866)	(83,212)
Republic Of Indonesia	HUS	1.00	12/20/2021	0.7600	USD	1,800	35,423	(18,649)	(54,072)
Republic Of Indonesia	UAG	1.00	12/20/2021	0.7600	USD	3,000	46,855	(31,083)	(77,938)
Republic Of Turkey	BCC	1.00	6/20/2022	1.6974	USD	5,000	292,659	147,376	(145,283)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2017 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic Of Turkey	BCC	1.00	6/20/2022	1.6974	USD	9,375	$543,712	$276,331	$(267,381)
Russian Federation	BCC	1.00	6/20/2022	1.1708	USD	4,500	134,261	30,596	(103,665)
Lebanese Republic	BRC	1.00	6/20/2022	4.5246	USD	12,500	1,844,274	1,748,430	(95,844)
Republic Of Indonesia	BRC	1.00	6/20/2022	0.8522	USD	5,000	36,535	(33,206)	(69,741)
Russian Federation	BRC	1.00	6/20/2022	1.1708	USD	2,600	47,826	17,677	(30,149)
Russian Federation	BRC	1.00	6/20/2022	1.1708	USD	4,300	129,640	29,235	(100,405)
Republic Of South Africa	CBK	1.00	6/20/2022	1.6883	USD	5,500	226,812	160,933	(65,879)
Republic Of South Africa	CBK	1.00	6/20/2022	1.6883	USD	4,000	170,153	117,042	(53,111)
Republic Of South Africa	CBK	1.00	6/20/2022	1.6883	USD	2,500	118,525	73,151	(45,374)
Republic Of Turkey	CBK	1.00	6/20/2022	1.6974	USD	4,000	160,776	117,902	(42,874)
Republic Of Indonesia	HUS	1.00	6/20/2022	0.8522	USD	3,000	38,107	(19,923)	(58,030)
Argentine Republic	BRC	5.00	12/20/2022	2.4400	USD	17,000	(1,902,722)	(2,019,626)	(116,904)
Kingdom of Saudi Arabia	BRC	1.00	12/20/2022	0.8400	USD	11,000	(26,573)	(95,486)	(68,913)
Republic of Korea	BRC	1.00	12/20/2022	0.7339	USD	3,100	(35,567)	(40,953)	(5,386)
Republic of Korea	BRC	1.00	12/20/2022	0.7339	USD	7,800	(89,493)	(103,045)	(13,552)
Republic of Turkey	BRC	1.00	12/20/2022	1.8666	USD	1,500	57,597	59,427	1,830
Argentine Republic	CBK	5.00	12/20/2022	2.4400	USD	8,000	(945,250)	(950,412)	(5,162)
Argentine Republic	HUS	5.00	12/20/2022	2.4400	USD	3,500	(407,485)	(415,805)	(8,320)

							$4,513,591	$1,447,261	$(3,066,330)

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection (2)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2017 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic Of Philippines	BCC	1.00	12/20/2019	0.2400	USD	3,000	$23,288	$46,987	$23,699
Republic Of Philippines	BRC	1.00	12/20/2019	0.2400	USD	500	2,928	7,831	4,903
Republic Of Colombia	HUS	1.00	12/20/2021	0.4900	USD	7,000	31,641	88,071	56,430

							$57,857	$142,889	$85,032

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Counter- Party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	HUS	9.30	1/4/2021	BRL	24,800	$—	$(70,421)	$(70,421)
Pay	1-Day BRL-CDI	HUS	8.75	1/4/2021	BRL	24,500	—	50,263	50,263
Pay	1-Day BRL-CDI	UAG	9.17	1/4/2021	BRL	191,800	—	(196,194)	(196,194)
Receive	1-Day BRL-CDI	MSC	10.36	1/4/2021	BRL	76,400	—	(721,899)	(721,899)
Receive	1-Day BRL-CDI	UAG	10.26	1/4/2021	BRL	80,900	—	(709,722)	(709,722)
Receive	1-Day BRL-CDI	UAG	9.84	1/4/2021	BRL	41,000	—	(563,099)	(563,099)
Receive	1-Day BRL-CDI	UAG	9.53	1/4/2021	BRL	187,700	—	(671,650)	(671,650)

							$—	$(2,882,722)	$(2,882,722)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Currency Contracts Open on October 31, 2017:

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	30,014,120	USD	30,682,872	11/3/2017	HUS	$—	$(668,752)	$(668,752)
BRL	30,014,120	USD	30,682,872	11/3/2017	HUS	—	(668,752)	(668,752)
USD	25,311,490	BRL	25,767,961	11/3/2017	HUS	456,471	—	456,471
USD	17,053,947	BRL	17,361,230	11/3/2017	HUS	307,283	—	307,283
USD	17,053,947	BRL	17,361,770	11/3/2017	HUS	307,823	—	307,823
USD	608,856	BRL	620,000	11/3/2017	HUS	11,144	—	11,144
CNY	18,482	USD	18,309	11/14/2017	HUS	173	—	173
CNY	6,148,148	USD	5,848,571	11/14/2017	HUS	299,577	—	299,577
CNY	7,872,501	USD	7,487,829	11/14/2017	HUS	384,672	—	384,672
CNY	7,872,501	USD	7,487,829	11/14/2017	HUS	384,672	—	384,672
CNY	9,727,242	USD	9,249,952	11/14/2017	HUS	477,290	—	477,290
CNY	10,115,369	USD	9,457,000	11/14/2017	HUS	658,369	—	658,369
USD	21,055,001	CNY	20,291,000	11/14/2017	HUS	—	(764,001)	(764,001)
USD	10,531,571	CNY	10,145,000	11/14/2017	HUS	—	(386,571)	(386,571)
USD	5,089,301	CNY	4,833,000	11/14/2017	HUS	—	(256,301)	(256,301)
USD	5,078,371	CNY	4,833,000	11/14/2017	HUS	—	(245,371)	(245,371)
KRW	4,399,483	USD	4,355,531	11/17/2017	HUS	43,952	—	43,952
KRW	4,487,281	USD	4,444,420	11/17/2017	HUS	42,861	—	42,861
KRW	4,487,281	USD	4,444,420	11/17/2017	HUS	42,861	—	42,861
KRW	4,488,076	USD	4,444,420	11/17/2017	HUS	43,656	—	43,656
KRW	4,489,269	USD	4,444,420	11/17/2017	HUS	44,849	—	44,849
KRW	4,490,064	USD	4,444,420	11/17/2017	HUS	45,644	—	45,644
KRW	4,490,064	USD	4,444,420	11/17/2017	HUS	45,644	—	45,644
USD	21,876,341	KRW	21,947,365	11/17/2017	HUS	71,024	—	71,024
USD	3,165,110	KRW	3,100,000	11/17/2017	HUS	—	(65,110)	(65,110)
USD	2,247,683	KRW	2,200,000	11/17/2017	HUS	—	(47,683)	(47,683)
USD	1,231,322	KRW	1,200,000	11/17/2017	HUS	—	(31,322)	(31,322)
USD	1,230,129	KRW	1,220,000	11/17/2017	HUS	—	(10,129)	(10,129)
USD	915,884	KRW	900,000	11/17/2017	HUS	—	(15,884)	(15,884)
USD	632,440	KRW	620,000	11/17/2017	HUS	—	(12,440)	(12,440)
USD	32,611	KRW	32,337	11/17/2017	HUS	—	(274)	(274)
RUB	34,739	USD	35,169	11/20/2017	HUS	—	(430)	(430)
RUB	4,126,465	USD	3,954,000	11/20/2017	HUS	172,465	—	172,465
RUB	4,126,802	USD	3,954,000	11/20/2017	HUS	172,802	—	172,802
RUB	4,128,490	USD	3,954,000	11/20/2017	HUS	174,490	—	174,490
RUB	4,128,828	USD	3,954,000	11/20/2017	HUS	174,828	—	174,828
RUB	4,132,879	USD	3,954,000	11/20/2017	HUS	178,879	—	178,879
RUB	4,133,216	USD	3,954,000	11/20/2017	HUS	179,216	—	179,216
RUB	5,287,653	USD	5,049,719	11/20/2017	HUS	237,934	—	237,934
RUB	5,289,377	USD	5,049,719	11/20/2017	HUS	239,658	—	239,658
RUB	5,292,395	USD	5,049,719	11/20/2017	HUS	242,676	—	242,676
RUB	6,599,766	USD	6,326,000	11/20/2017	HUS	273,766	—	273,766
USD	10,589,170	RUB	10,466,836	11/20/2017	HUS	—	(122,334)	(122,334)
USD	10,589,170	RUB	10,472,138	11/20/2017	HUS	—	(117,032)	(117,032)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Forward Currency Contracts Open on October 31, 2017 (continued)
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,501,249	RUB	4,320,188	11/20/2017	HUS	$—	$(181,061)	$(181,061)
USD	4,499,773	RUB	4,320,188	11/20/2017	HUS	—	(179,585)	(179,585)
USD	4,492,397	RUB	4,320,188	11/20/2017	HUS	—	(172,209)	(172,209)
USD	4,259,931	RUB	4,100,000	11/20/2017	HUS	—	(159,931)	(159,931)
USD	3,594,921	RUB	3,456,151	11/20/2017	HUS	—	(138,770)	(138,770)
USD	2,288,071	RUB	2,200,000	11/20/2017	HUS	—	(88,071)	(88,071)
USD	1,249,678	RUB	1,200,000	11/20/2017	HUS	—	(49,678)	(49,678)
USD	1,216,251	RUB	1,185,000	11/20/2017	HUS	—	(31,251)	(31,251)
ZAR	5,810,150	USD	5,842,420	11/22/2017	HUS	—	(32,270)	(32,270)
ZAR	7,455,208	USD	7,444,540	11/22/2017	HUS	10,668	—	10,668
ZAR	7,591,475	USD	7,627,180	11/22/2017	HUS	—	(35,705)	(35,705)
USD	7,083,210	ZAR	7,419,000	11/22/2017	HUS	335,790	—	335,790
USD	6,183,557	ZAR	6,651,000	11/22/2017	HUS	467,443	—	467,443
USD	5,805,112	ZAR	6,190,215	11/22/2017	HUS	385,103	—	385,103
USD	5,620,975	ZAR	5,990,531	11/22/2017	HUS	369,556	—	369,556
USD	3,516,304	ZAR	3,683,000	11/22/2017	HUS	166,696	—	166,696
USD	1,174,447	ZAR	1,240,000	11/22/2017	HUS	65,553	—	65,553
USD	1,081,032	ZAR	1,080,000	11/22/2017	HUS	—	(1,032)	(1,032)
IDR	490,859	USD	490,001	11/24/2017	HUS	858	—	858
IDR	3,931,443	USD	3,926,010	11/24/2017	HUS	5,433	—	5,433
IDR	3,932,021	USD	3,926,010	11/24/2017	HUS	6,011	—	6,011
IDR	3,932,888	USD	3,926,010	11/24/2017	HUS	6,878	—	6,878
IDR	3,932,898	USD	3,926,020	11/24/2017	HUS	6,878	—	6,878
IDR	3,947,356	USD	3,926,030	11/24/2017	HUS	21,326	—	21,326
IDR	3,948,791	USD	3,926,020	11/24/2017	HUS	22,771	—	22,771
IDR	3,951,701	USD	3,926,040	11/24/2017	HUS	25,661	—	25,661
IDR	3,951,701	USD	3,926,040	11/24/2017	HUS	25,661	—	25,661
USD	5,403,250	IDR	5,394,990	11/24/2017	HUS	—	(8,260)	(8,260)
USD	5,402,455	IDR	5,394,990	11/24/2017	HUS	—	(7,465)	(7,465)
USD	5,402,455	IDR	5,394,990	11/24/2017	HUS	—	(7,465)	(7,465)
USD	5,398,484	IDR	5,394,990	11/24/2017	HUS	—	(3,494)	(3,494)
USD	5,397,690	IDR	5,394,990	11/24/2017	HUS	—	(2,700)	(2,700)
USD	5,015,321	IDR	5,006,551	11/24/2017	HUS	—	(8,770)	(8,770)
USD	19,002,972	TRY	19,533,000	1/11/2018	HUS	530,028	—	530,028
USD	4,200,894	TRY	4,456,000	1/11/2018	HUS	255,106	—	255,106
USD	3,801,708	TRY	4,036,000	1/11/2018	HUS	234,292	—	234,292
USD	3,798,686	TRY	4,036,000	1/11/2018	HUS	237,314	—	237,314
USD	3,618,258	TRY	3,610,000	1/11/2018	HUS	—	(8,258)	(8,258)
USD	31,120,628	EUR	31,539,441	1/12/2018	HUS	418,813	—	418,813
USD	3,612,108	EUR	3,610,000	1/12/2018	HUS	—	(2,108)	(2,108)
SGD	4,006,904	USD	4,036,000	1/29/2018	HUS	—	(29,096)	(29,096)
SGD	4,006,904	USD	4,036,000	1/29/2018	HUS	—	(29,096)	(29,096)
SGD	4,424,204	USD	4,456,000	1/29/2018	HUS	—	(31,796)	(31,796)
SGD	18,927,495	USD	19,050,000	1/29/2018	HUS	—	(122,505)	(122,505)
USD	16,005,381	SGD	15,993,020	1/29/2018	HUS	—	(12,361)	(12,361)
USD	15,395,493	SGD	15,404,400	1/29/2018	HUS	8,907	—	8,907
USD	29,676,770	BRL	30,332,156	2/2/2018	HUS	655,386	—	655,386
USD	29,676,770	BRL	30,332,156	2/2/2018	HUS	655,386	—	655,386
USD	7,227,668	BRL	7,220,000	2/2/2018	HUS	—	(7,668)	(7,668)
USD	3,972,997	IDR	3,926,040	4/30/2018	HUS	—	(46,957)	(46,957)
USD	3,971,009	IDR	3,926,040	4/30/2018	HUS	—	(44,969)	(44,969)
USD	3,968,159	IDR	3,926,030	4/30/2018	HUS	—	(42,129)	(42,129)
USD	3,968,148	IDR	3,926,020	4/30/2018	HUS	—	(42,128)	(42,128)
USD	3,948,265	IDR	3,926,020	4/30/2018	HUS	—	(22,245)	(22,245)
USD	3,948,255	IDR	3,926,010	4/30/2018	HUS	—	(22,245)	(22,245)
USD	3,947,403	IDR	3,926,010	4/30/2018	HUS	—	(21,393)	(21,393)
USD	3,946,267	IDR	3,926,010	4/30/2018	HUS	—	(20,257)	(20,257)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Forward Currency Contracts Open on October 31, 2017 (continued)
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	3,620,530	IDR	3,610,000	4/30/2018	HUS	$—	$(10,530)	$(10,530)
USD	482,496	IDR	479,778	4/30/2018	HUS	—	(2,718)	(2,718)

						$10,632,197	$(5,038,562)	$5,593,635

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital, Inc.
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
FBF	Credit Suisse International
HUS	HSBC Bank (USA)
MSC	Morgan Stanley & Co., Inc.
UAG	UBS AG
WJF	Wedd Jefferson (Nominees) Ltd.

Currency Abbreviations:

BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Exchange Abbreviations:

OTC	Over-the-Counter

Other Abbreviations:

CDI	Chess Depository Interest

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2017, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Corporate Obligations
Brazil	$—	$1,602,400	$—	$1,602,400
British Virgin Islands	—	10,911,540	—	10,911,540
Chile	—	7,629,718	—	7,629,718
Colombia	—	6,606,930	—	6,606,930
India	—	6,203,454	—	6,203,454
Indonesia	—	713,050	—	713,050
Israel	—	4,386,430	—	4,386,430
Malaysia	—	2,956,036	—	2,956,036
Mexico	—	18,418,900	—	18,418,900
Peru	—	489,996	—	489,996
Turkey	—	2,675,657	—	2,675,657

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Sovereign Obligations
Brazil	$—	$13,763,967	$—	$13,763,967
Colombia	—	4,280,000	—	4,280,000
Indonesia	—	5,972,570	—	5,972,570
South Africa	—	20,208,714	—	20,208,714
Turkey	—	39,000,487	—	39,000,487
U.S. Treasury Obligations
United States	—	464,276,908	—	464,276,908
Short-Term Investments	37,724,785	—	—	37,724,785

Total Investments in Securities - Assets	$37,724,785	$610,096,757	$—	$647,821,542

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$137,125	$—	$137,125
Forward Currency Contracts	—	10,632,197	—	10,632,197

Total Financial Derivative Instruments - Assets	$—	$10,769,322	$—	$10,769,322

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(6,001,145)	$—	$(6,001,145)
Forward Currency Contracts	—	(5,038,562)	—	(5,038,562)

Total Financial Derivative Instruments - Liabilities	$—	$(11,039,707)	$—	$(11,039,707)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended October 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Bills 1.178%, Due 3/1/2018			17.8
U.S. Treasury Bills 1.095%, Due 1/25/2018			15.5
U.S. Treasury Bills 1.142%, Due 2/1/2018			10.0
U.S. Treasury Bills 1.249%, Due 4/26/2018			8.3
U.S. Treasury Bills 1.227%, Due 3/29/2018			7.6
U.S. Treasury Bills 1.089%, Due 1/18/2018			5.4
Turkey Government International Bond 6.750%, Due 4/3/2018			4.7
Banco Nacional de Desenvolvimento Economico e Social 6.369%, Due 6/16/2018			1.8
Republic of South Africa Government International Bond 6.875%, Due 5/27/2019			1.6
Petroleos Mexicanos 6.000%, Due 3/5/2020			1.4
Total Fund Holdings	35

			Fund[1]
Sector Exposures (%)		Long/(Short)
Foreign Sovereign			11.5
Turkey		5.4
South Africa		2.8
Brazil		1.9
Indonesia		0.8
Colombia		0.6
Foreign Corporate Obligations			8.7
Energy		4.5
Financial		3.5
Utilities		0.7
Cash & Cash Equivalent			64.6

U.S. dollar denominated.

[1]	Percentages represent the Fund’s risk-based, notional exposure as a percentage of the Fund’s total net assets. Due to the use of derivative instruments, which typically introduce leverage, percentages may not add to 100%.

Country Allocation (% Investments)
United States	76.1
Turkey	6.8
South Africa	3.3
Mexico	3.0
Brazil	2.5
British Virgin Islands	1.8
Colombia	1.8
Chile	1.3
Indonesia	1.1
India	1.0
Israel	0.7
Malaysia	0.5
Peru	0.1

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

		Principal Amount*	Fair Value
Angola - 2.91%
Credit-Linked Notes - 0.77%
Republic of Angola (Issuer Aurora Australis B.V.), 7.677%, Due 12/19/2023, (6 mo. USD LIBOR + 6.250%)A B		$1,218,750	$1,227,038

Foreign Sovereign Obligations - 2.14%
Angolan Government International Bond, 9.500%, Due 11/12/2025B		3,150,000	3,433,500

Total Angola (Cost $4,468,539)			4,660,538

Argentina - 3.96%
Foreign Sovereign Obligations - 3.96%
Argentina Bonar Bonds,
24.256%, Due 3/1/2018, (BADLARP Index + 2.750%)A	ARS	28,388,072	1,672,014
24.095%, Due 3/11/2019, (BADLARP Index + 2.500%)A	ARS	35,241,687	2,095,640
23.743%, Due 4/3/2022, (BADLARP Index + 2.000%)A	ARS	11,000,000	656,605
Argentine Bonos del Tesoro,
22.750%, Due 3/5/2018	ARS	17,750,000	1,030,370
16.000%, Due 10/17/2023	ARS	5,450,000	314,824
Republic of Argentina Bonds, 21.200%, Due 9/19/2018	ARS	10,000,000	569,163

Total Foreign Sovereign Obligations			6,338,616

Total Argentina (Cost $6,698,917)			6,338,616

Armenia - 0.99% (Cost $1,500,000)
Credit-Linked Notes - 0.99%
Republic of Armenia Treasury Bonds (Issuer Frontera Capital B.V.), 10.000%, Due 5/7/2021C D E		1,500,000	1,593,150

Azerbaijan - 1.26% (Cost $2,000,000)
Credit-Linked Notes - 1.26%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020D E		2,000,000	2,021,000

Belarus - 0.81%
Foreign Sovereign Obligations - 0.81%
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		510,000	541,977
7.625%, Due 6/29/2027B		685,000	755,212

Total Foreign Sovereign Obligations			1,297,189

Total Belarus (Cost $1,189,498)			1,297,189

Bosnia & Herzegovina - 0.17%
Foreign Sovereign Obligations - 0.17%
Bosnia & Herzegovina Government International Bond,
0.500%, Due 12/22/2017, Series A, (6 mo. EUR LIBOR + 0.813%)A	EUR	140,000	82,631
0.500%, Due 12/11/2021, Series B, (6 mo. EUR LIBOR + 0.813%)A B	EUR	375,000	186,211

Total Foreign Sovereign Obligations			268,842

Total Bosnia& Herzegovina (Cost $325,039)			268,842

Cameroon, United Republic Of - 1.89% (Cost $2,696,557)
Foreign Sovereign Obligations - 1.89%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		2,550,000	3,022,158

Costa Rica - 2.79%
Foreign Sovereign Obligations - 2.79%
Costa Rica Titulos de Propiedad,
9.660%, Due 9/30/2026B	CRC	1,750,000,000	3,033,563

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

		Principal Amount*	Fair Value
Costa Rica - 2.79% (continued)
Foreign Sovereign Obligations - 2.79% (continued)
Costa Rica Titulos de Propiedad (continued)
10.580%, Due 9/26/2029B	CRC	800,000,000	$1,441,118

Total Foreign Sovereign Obligations			4,474,681

Total Costa Rica (Cost $4,545,697)			4,474,681

Dominican Republic - 3.66%
Foreign Sovereign Obligations - 3.66%
Dominican Republic International Bond,
10.500%, Due 4/7/2023B	DOP	57,000,000	1,286,568
11.500%, Due 5/10/2024B	DOP	200,000,000	4,582,613

Total Foreign Sovereign Obligations			5,869,181

Total Dominican Republic (Cost $5,910,685)			5,869,181

Ecuador - 3.02%
Foreign Sovereign Obligations - 3.02%
Ecuador Government International Bond,
10.500%, Due 3/24/2020B		$1,400,000	1,519,000
8.750%, Due 6/2/2023B		660,000	692,340
9.650%, Due 12/13/2026B		1,550,000	1,681,750
9.625%, Due 6/2/2027B		500,000	537,500
8.875%, Due 10/23/2027B		400,000	409,000

Total Foreign Sovereign Obligations			4,839,590

Total Ecuador (Cost $4,547,359)			4,839,590

Egypt - 4.77%
Foreign Sovereign Obligations - 4.77%
Egypt Government Bond, 17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	883,279
Egypt Treasury Bills,
19.700%, Due 11/14/2017, Series 364D	EGP	28,000,000	1,578,600
19.305%, Due 1/9/2018, Series 364D	EGP	38,000,000	2,083,228
18.586%, Due 1/23/2018, Series 364D	EGP	21,000,000	1,143,493
18.700%, Due 6/5/2018, Series 273D	EGP	19,000,000	972,863
21.200%, Due 7/24/2018, Series 364D	EGP	10,000,000	502,671
17.500%, Due 10/16/2018, Series 364D	EGP	10,000,000	485,374

Total Foreign Sovereign Obligations			7,649,508

Total Egypt (Cost $7,339,742)			7,649,508

Ethiopia - 1.03% (Cost $1,546,633)
Foreign Sovereign Obligations - 1.03%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		1,600,000	1,648,000

Gabon - 0.95%
Foreign Sovereign Obligations - 0.95%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		1,150,000	1,127,184
6.950%, Due 6/16/2025B		400,000	400,489

Total Foreign Sovereign Obligations			1,527,673

Total Gabon (Cost $1,491,653)			1,527,673

Gambia - 1.03% (Cost $1,599,698)
Credit-Linked Notes - 1.03%
Republic of Gambia (Issuer Frontera Capital B.V.), 11.180%, Due 8/9/2021D E		1,600,000	1,649,440

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

		Principal Amount*	Fair Value
Georgia - 1.95%
Credit-Linked Notes - 1.95%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021B C D E		$1,250,000	$1,201,000
Republic of Georgia (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022D		2,000,000	1,928,600

Total Credit-Linked Notes			3,129,600

Total Georgia (Cost $3,250,000)			3,129,600

Ghana - 4.23%
Credit-Linked Notes - 0.18%
Ghana Government Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B		261,579	285,121

Foreign Sovereign Obligations - 4.05%
Ghana Government Bond,
21.000%, Due 3/23/2020, Series 5YR	GHS	1,000,000	239,353
24.750%, Due 3/1/2021	GHS	3,900,000	1,031,744
24.750%, Due 7/19/2021	GHS	5,300,000	1,425,373
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	469,584
18.250%, Due 7/25/2022	GHS	5,925,000	1,371,526
19.000%, Due 11/2/2026, Series 10Y	GHS	8,075,000	1,956,282

Total Foreign Sovereign Obligations			6,493,862

Total Ghana (Cost $6,646,421)			6,778,983

Iraq - 3.04%
Foreign Sovereign Obligations - 3.04%
Iraq International Bond, 5.800%, Due 1/15/2028B		3,600,000	3,388,306
Republic of Iraq, 6.752%, Due 3/9/2023B		1,480,000	1,482,850

Total Foreign Sovereign Obligations			4,871,156

Total Iraq (Cost $4,399,087)			4,871,156

Ivory Coast - 3.33%
Foreign Sovereign Obligations - 3.33%
Ivory Coast Government International Bond,
5.750%, Due 12/31/2032B E F		1,399,250	1,379,549
5.750%, Due 12/31/2032B E F		4,004,750	3,948,363

Total Foreign Sovereign Obligations			5,327,912

Total Ivory Coast (Cost $5,177,235)			5,327,912

Kazakhstan - 2.37%
Credit-Linked Notes - 2.37%
National Bank of Kazakhstan (Issuer Citigroup Global Markets Holdings, Inc.),
9.450%, Due 3/3/2018B	KZT	115,000,000	331,512
7.750%, Due 4/2/2018B	KZT	485,000,000	1,397,675
7.750%, Due 9/11/2018B	KZT	128,806,961	357,864
7.900%, Due 10/15/2018	KZT	618,439,888	1,718,209

Total Credit-Linked Notes			3,805,260

Total Kazakhstan (Cost $3,759,247)			3,805,260

Kenya - 2.69%
Foreign Sovereign Obligations - 2.69%
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	57,400,000	546,247
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	696,050
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	355,046
11.000%, Due 10/12/2026, Series 12YR	KES	100,000,000	916,723

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

		Principal Amount*	Fair Value
Kenya - 2.69% (continued)
Foreign Sovereign Obligations - 2.69% (continued)
Kenya Infrastructure Bond (continued)
12.000%, Due 10/6/2031, Series 15YR	KES	188,000,000	$1,799,799

Total Foreign Sovereign Obligations			4,313,865

Total Kenya (Cost $4,329,450)			4,313,865

Malawi - 0.97%
Credit-Linked Notes - 0.97%
Republic of Malawi (Issuer Zambezi B.V.),
15.100%, Due 10/19/2018D		$450,000	451,845
12.000%, Due 10/8/2020D		1,100,000	1,099,230

Total Credit-Linked Notes			1,551,075

Total Malawi (Cost $1,545,850)			1,551,075

Mongolia - 3.23%
Foreign Sovereign Obligations - 3.23%
Mongolia Government International Bond,
8.750%, Due 3/9/2024B		3,900,000	4,480,882
8.750%, Due 3/9/2024B		600,000	689,366

Total Foreign Sovereign Obligations			5,170,248

Total Mongolia (Cost $5,054,597)			5,170,248

Mozambique - 2.80%
Credit-Linked Notes - 1.89%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC), 27.000%, Due 2/26/2020	MZN	180,000,000	3,031,300

Foreign Sovereign Obligations - 0.91%
Mozambique International Bond, 10.500%, Due 1/18/2023B I		1,900,000	1,461,742

Total Mozambique (Cost $4,489,006)			4,493,042

Netherlands - 0.37% (Cost $650,000)
Foreign Corporate Obligations - 0.37%
Neder Financierings-MAAT, 7.350%, Due 9/11/2020B		650,000	598,762

Nicaragua - 2.90%
Credit-Linked Notes - 2.73%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024C D E		2,000,000	1,931,600
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022D		2,400,000	2,442,720

Total Credit-Linked Notes			4,374,320

Foreign Sovereign Obligations - 0.17%
Nicaragua Government International Bond, 5.000%, Due 2/1/2019E F		275,834	266,180

Total Nicaragua (Cost $4,672,032)			4,640,500

Nigeria - 4.42%
Foreign Sovereign Obligations - 4.42%
Nigeria Government Bond,
16.288%, Due 3/17/2027, Series 10YR	NGN	393,000,000	1,159,459
16.250%, Due 4/18/2037	NGN	888,958,000	2,707,865
Nigeria Treasury Bill,
21.913%, Due 7/5/2018	NGN	320,000,000	788,649

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

		Principal Amount*	Fair Value
Nigeria - 4.42% (continued)
Foreign Sovereign Obligations - 4.42% (continued)
Nigeria Treasury Bill (continued)
21.232%, Due 8/2/2018	NGN	1,000,000,000	$2,423,139

Total Foreign Sovereign Obligations			7,079,112

Total Nigeria (Cost $7,035,645)			7,079,112

Paraguay - 1.27% (Cost $2,000,483)
Rwanda - 0.97% (Cost $1,494,253)
Foreign Sovereign Obligations - 0.97%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		$1,500,000	1,556,358

Senegal - 0.91% (Cost $1,356,200)
Foreign Sovereign Obligations - 0.91%
Senegal Government International Bond, 6.250%, Due 7/30/2024B		1,350,000	1,450,305

Sri Lanka - 4.62%
Foreign Sovereign Obligations - 4.62%
Sri Lanka Government Bonds,
9.000%, Due 5/1/2021, Series A	LKR	215,000,000	1,355,346
11.000%, Due 8/1/2021, Series A	LKR	300,000,000	2,004,211
11.400%, Due 1/1/2024, Series A	LKR	200,000,000	1,366,144
11.000%, Due 8/1/2024, Series A	LKR	245,000,000	1,643,697
11.500%, Due 9/1/2028	LKR	150,000,000	1,038,610

Total Foreign Sovereign Obligations			7,408,008

Total Sri Lanka (Cost $7,215,565)			7,408,008

Supranational - 0.60% (Cost $1,034,715)
Foreign Sovereign Obligations - 0.60%
European Bank for Reconstruction & Development, 13.750%, Due 10/9/2019B		1,196,978	966,715

Suriname - 1.08% (Cost $1,617,784)
Foreign Sovereign Obligations - 1.08%
Republic of Suriname, 9.250%, Due 10/26/2026B		1,600,000	1,734,000

Tajikistan - 1.94% (Cost $3,198,585)
Foreign Sovereign Obligations - 1.94%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	3,105,651

Tunisia - 0.93% (Cost $1,412,670)
Foreign Sovereign Obligations - 0.93%
Banque Centrale de Tunisie International Bond, 5.750%, Due 1/30/2025B		1,500,000	1,487,238

Uganda - 3.09%
Foreign Sovereign Obligations - 3.09%
Republic of Uganda Government Bonds,
16.125%, Due 3/22/2018, Series 2YR	UGX	800,000,000	224,796
10.750%, Due 9/6/2018	UGX	1,925,000,000	535,426
16.750%, Due 10/28/2021	UGX	6,940,000,000	2,127,376
16.000%, Due 5/6/2027	UGX	2,500,000,000	740,396
Uganda Government Bond, 16.500%, Due 5/13/2021	UGX	4,355,000,000	1,319,455

Total Foreign Sovereign Obligations			4,947,449

Total Uganda (Cost $4,788,957)			4,947,449

Ukraine - 3.77%
Credit-Linked Notes - 2.81%
Ukrainian Treasury Bond (Issuer Citigroup Global Markets Holdings, Inc.),
13.300%, Due 8/2/2019B	UAH	15,150,000	578,675

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

		Principal Amount*	Fair Value
Ukraine - 3.77% (continued)
Credit-Linked Notes - 2.81% (continued)
Ukrainian Treasury Bond (Issuer Citigroup Global Markets Holdings, Inc.) (continued)
13.460%, Due 6/12/2020B	UAH	14,840,000	$579,472
13.500%, Due 8/21/2020B	UAH	37,000,000	1,400,744
14.160%, Due 10/14/2022B	UAH	52,000,000	1,946,237

Total Credit-Linked Notes			4,505,128

Foreign Sovereign Obligations - 0.96%
Ukraine Government International Bond,
7.750%, Due 9/1/2023B		$500,000	530,645
7.750%, Due 9/1/2026B		470,000	484,598
7.750%, Due 9/1/2027B		505,000	520,190

Total Foreign Sovereign Obligations			1,535,433

Total Ukraine (Cost $6,031,282)			6,040,561

Uruguay - 3.52%
Foreign Sovereign Obligations - 3.52%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,758,744
8.500%, Due 3/15/2028B	UYU	65,802,000	2,283,226
Uruguay Notas del Tesoro, 13.900%, Due 7/29/2020, Series 8	UYU	40,750,000	1,605,980

Total Foreign Sovereign Obligations			5,647,950

Total Uruguay (Cost $5,460,163)			5,647,950

Zambia - 4.26%
Foreign Sovereign Obligations - 4.26%
Zambia Government Bond,
11.000%, Due 9/1/2019, Series 5YR	ZMW	4,800,000	434,262
11.000%, Due 2/16/2020, Series 5YR	ZMW	500,000	44,410
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	2,031,751
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	502,415
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	1,214,183
13.000%, Due 8/29/2026	ZMW	7,500,000	589,065
Zambia Government International Bond,
8.970%, Due 7/30/2027B		700,000	763,140
8.970%, Due 7/30/2027B		1,150,000	1,253,730

Total Foreign Sovereign Obligations			6,832,956

Total Zambia (Cost $6,823,934)			6,832,956

		Shares
SHORT-TERM INVESTMENTS - 11.53% (Cost $18,477,518)
Investment Companies - 11.53%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%G H		18,477,518	18,477,518

TOTAL INVESTMENTS - 100.03% (Cost $157,780,696)			160,309,390
LIABILITIES, NET OF OTHER ASSETS - (0.03%)			(54,311)

TOTAL NET ASSETS - 100.00%			$160,255,079

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2017.
B	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
C	Interest income may vary depending on foreign currency exchange rate.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,354,185 or 10.21% of net assets. The Fund has no right to demand registration of these securities.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2017. The maturity date disclosed represents the final maturity date.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.
I	Defaulted security. At period end the amount of securities in default was $1,461,742 or 9.12% of net assets.

BADLARP - Banco Central de la Republica Argentina.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

Forward Currency Contracts Open on October 31, 2017:

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DZD	158,048	USD	150,000	8/28/2018	MSC	$8,048	$—	$8,048
GEL	628,394	USD	700,000	8/22/2018	MSC	—	(71,606)	(71,606)
KZT	487,579	USD	500,000	2/12/2018	MSC	—	(12,421)	(12,421)
UAH	296,924	USD	300,000	11/6/2017	MSC	—	(3,076)	(3,076)
UAH	486,563	USD	500,000	12/11/2017	MSC	—	(13,437)	(13,437)
UAH	484,484	USD	500,000	3/12/2018	MSC	—	(15,516)	(15,516)

						$8,048	$(116,056)	$(108,008)

Glossary:

Counterparty Abbreviations:

MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:

ARS	Argentine Peso
CRC	Costa Rican Colon
DOP	Dominican Peso
DZD	Algerian Dinar
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
NGN	Nigerian Naira
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2017, the investments were classified as described below:

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$—	$1,227,038	$1,227,038
Armenia	—	—	1,593,150	1,593,150
Azerbaijan	—	—	2,021,000	2,021,000
Gambia	—	1,649,440	—	1,649,440
Georgia	—	—	3,129,600	3,129,600
Ghana	—	285,121	—	285,121
Kazakhstan	—	3,805,260	—	3,805,260
Malawi	—	1,551,075	—	1,551,075
Mozambique	—	—	3,031,300	3,031,300
Nicaragua	—	—	4,374,320	4,374,320
Paraguay	—	—	2,035,600	2,035,600
Ukraine	—	4,505,128	—	4,505,128
Foreign Sovereign Obligations
Angola	—	3,433,500	—	3,433,500
Argentina	—	6,338,616	—	6,338,616
Belarus	—	1,297,189	—	1,297,189
Bosnia & Herzegovina	—	—	268,842	268,842
Cameroon	—	3,022,158	—	3,022,158
Costa Rica	—	—	4,474,681	4,474,681
Dominican Republic	—	5,869,181	—	5,869,181
Ecuador	—	4,839,590	—	4,839,590
Egypt	—	7,649,508	—	7,649,508
Ethiopia	—	1,648,000	—	1,648,000
Gabon	—	1,527,673	—	1,527,673
Ghana	—	6,493,862	—	6,493,862
Iraq	—	4,871,156	—	4,871,156
Ivory Coast	—	5,327,912	—	5,327,912
Kenya	—	4,313,865	—	4,313,865
Mongolia	—	5,170,248	—	5,170,248
Mozambique	—	1,461,742	—	1,461,742
Nicaragua	—	—	266,180	266,180
Nigeria	—	7,079,112	—	7,079,112
Rwanda	—	1,556,358	—	1,556,358
Senegal	—	1,450,305	—	1,450,305
Sri Lanka	—	7,408,008	—	7,408,008
Supranational	—	—	966,715	966,715
Suriname	—	1,734,000	—	1,734,000
Tajikistan	—	3,105,651	—	3,105,651
Tunisia	—	1,487,238	—	1,487,238
Uganda	—	2,820,073	2,127,376	4,947,449
Ukraine	—	1,535,433	—	1,535,433
Uruguay	—	5,647,950	—	5,647,950
Zambia	—	6,832,956	—	6,832,956
Foreign Corporate Obligations
Netherlands	—	598,762	—	598,762
Short-Term Investments	18,477,518	—	—	18,477,518

Total Investments in Securities - Assets	$18,477,518	$116,316,070	$25,515,802	$160,309,390

Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$8,048	$—	$8,048

Total Financial Derivative Instruments - Assets	$—	$8,048	$—	$8,048

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(116,056)	$—	$(116,056)

Total Financial Derivative Instruments - Liabilities	$—	$(116,056)	$—	$(116,056)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended October 31, 2017, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Credit-Linked Notes	$13,898,654	$11,125,080	$10,363,706	$125,679	$(1,244,011)	$3,870,312	$—	$—	$17,412,008	$565,493
Foreign Sovereign Obligations	2,273,510	7,761,274	472,140	25,897	24,914	(1,509,661)	—	—	8,103,794	1,030,587

	$16,172,164	$18,886,354	$10,835,846	$151,576	$(1,219,097)	$2,360,651	$—	$—	$25,515,802	$1,596,080

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation).

The credit-linked notes and foreign government obligations, classified as Level 3, were valued using single broker quotes. The principal amount of these securities, valued at $25,515,802, have been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Dominican Republic International Bond 11.500%, Due 5/10/2024		2.9
Mongolia Government International Bond 8.750%, Due 3/9/2024		2.8
Ivory Coast Government International Bond 5.750%, Due 12/31/2032		2.5
Angolan Government International Bond 9.500%, Due 11/12/2025		2.1
Iraq International Bond 5.800%, Due 1/15/2028		2.1
Republic of Tajikistan International Bond 7.125%, Due 9/14/2027		1.9
Costa Rica Titulos de Propiedad 9.660%, Due 9/30/2026		1.9
Republic of Cameroon International Bond 9.500%, Due 11/19/2025		1.9
Nigeria Government Bond 16.250%, Due 4/18/2037		1.7
Nigeria Treasury Bill 21.232%, Due 8/2/2018		1.5
Total Fund Holdings	106

Top Ten Country Weightings (% Investments)
Netherlands		7.2
United States		5.6
Egypt		5.4
Sri Lanka		5.2
Nigeria		5.0
Zambia		4.8
Ghana		4.8
Argentina		4.5
Dominican Republic		4.1
Uruguay		4.0

Sector Allocation (% Investments)
Foreign Sovereign Obligations		79.0
Credit-Linked Notes		20.6
Financial		0.4

Country Allocation (% Investments)
Netherlands		7.2
United States		5.6
Egypt		5.4
Sri Lanka		5.2
Nigeria		5.0
Zambia		4.8
Ghana		4.8
Argentina		4.5
Dominican Republic		4.1
Uruguay		4.0
Ivory Coast		3.8
Mongolia		3.7
Uganda		3.5
Iraq		3.4
Ecuador		3.4
Angola		3.3
Mozambique		3.2
Costa Rica		3.2
Kenya		3.0
Tajikistan		2.2
Cameroon		2.1
Nicaragua		1.6
Azerbaijan		1.4
Suriname		1.2
Ethiopia		1.2
Armenia		1.1
Rwanda		1.1
Ukraine		1.1
Gabon		1.1
Tunisia		1.0

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Senegal	1.0
Belarus	0.9
Georgia	0.8
Supranational	0.7
Kazakhstan	0.2
Bosnia & Herzegovina	0.2

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 71.68%
Consumer Discretionary - 18.15%
Auto Components - 0.47%
Merchants BancorpA	5,129	$88,014

Automobiles - 0.38%
General Motors Co.	196	8,424
Harley-Davidson, Inc.	1,350	63,909

		72,333

Distributors - 1.42%
LKQ Corp.A	7,123	268,466

Hotels, Restaurants & Leisure - 4.91%
Caesars Entertainment Corp.A	1,008	13,054
Carnival Corp.	1,687	112,000
Extended Stay America, Inc.B	3,878	76,862
Marriott International, Inc., Class A	187	22,343
Melco Resorts & Entertainment Ltd., ADR	3,037	76,775
MGM Resorts International	3,899	122,234
Norwegian Cruise Line Holdings Ltd.A	2,888	161,006
Royal Caribbean Cruises Ltd.	206	25,497
SeaWorld Entertainment, Inc.	926	10,630
Wyndham Worldwide Corp.	683	72,978
Yum! Brands, Inc.	3,125	232,656

		926,035

Household Durables - 2.65%
DR Horton, Inc.	1,238	54,732
Mohawk Industries, Inc.A	954	249,719
Newell Brands, Inc.	4,765	194,317

		498,768

Internet & Direct Marketing Retail - 3.80%
Amazon.com, Inc.A	209	231,004
Ctrip.com International Ltd., ADRA	265	12,691
JD.com, Inc., ADRA	804	30,166
Netflix, Inc.A	307	60,304
Ocado Group PLCA	25,658	98,041
Priceline Group, Inc.A	122	233,259
Yoox Net-A-Porter Group SpAA	1,352	50,554

		716,019

Media - 1.97%
CBS Corp., Class B, NVDR	2,080	116,729
CTS Eventim AG & Co. KGaA	659	27,220
DISH Network Corp., Class AA	166	8,058
TEGNA, Inc.	564	6,898
Time Warner, Inc.	638	62,709
Viacom, Inc., Class B	6,241	149,971

		371,585

Specialty Retail - 2.17%
Lowe’s Cos, Inc.	4,149	331,712
MarineMax, Inc.A	3,411	63,274
Tile Shop Holdings, Inc.	1,761	15,057

		410,043

Textiles, Apparel & Luxury Goods - 0.38%
Deckers Outdoor Corp.A	474	32,346
Moncler SpA	556	15,790
NIKE, Inc., Class B	85	4,674

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 71.68% (continued)
Consumer Discretionary - 18.15% (continued)
Textiles, Apparel & Luxury Goods - 0.38% (continued)
Swatch Group AG	49	$19,204

		72,014

Total Consumer Discretionary		3,423,277

Consumer Staples - 3.54%
Beverages - 0.85%
Anheuser-Busch InBev S.A., Sponsored ADR	241	29,590
Constellation Brands, Inc., Class A	285	62,440
Molson Coors Brewing Co., Class B	840	67,931

		159,961

Food & Staples Retailing - 0.95%
Alimentation Couche-Tard, Inc., Class B	3,548	166,358
Kroger Co.	583	12,068

		178,426

Food Products - 0.51%
Mondelez International, Inc., Class A	2,149	89,033
TreeHouse Foods, Inc.A	115	7,634

		96,667

Household Products - 0.85%
Procter & Gamble Co.	1,861	160,679

Tobacco - 0.38%
Philip Morris International, Inc.	692	72,411

Total Consumer Staples		668,144

Energy - 1.98%
Oil, Gas & Consumable Fuels - 1.98%
Andeavor Logistics LP, MLP	4,849	219,078
DHT Holdings, Inc.	264	1,040
Hess Corp.	2,247	99,227
Laredo Petroleum, Inc.A	4,614	54,999

		374,344

Total Energy		374,344

Financials - 17.39%
Banks - 10.07%
1st Capital BankA	882	13,309
American Business BankA	2,560	102,016
American River Bankshares	2,042	31,038
American Riviera BankA	2,244	42,412
Atlantic Capital Bancshares, Inc.A	498	8,192
Bank of America Corp.	436	11,942
Bank of Ireland Group PLCA	4,926	38,474
Bank of the James Financial Group, Inc.	3,536	52,368
Baycom Corp.A	1,792	33,958
Bridge Bancorp, Inc.	3,777	134,083
California Bancorp, Inc.A	853	16,480
Cambridge Bancorp	768	67,507
Chemung Financial Corp.	562	26,549
Citigroup, Inc.	301	22,124
Citizens Financial Group, Inc.	1,858	70,623
Commerce West Bank	1,605	35,952
Community Financial Corp.	2,259	81,798

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 71.68% (continued)
Financials - 17.39% (continued)
Banks - 10.07% (continued)
Esquire Financial Holdings, Inc.A	2,470	$41,274
Exchange Bank	136	21,080
Farmers & Merchants Bank of Long Beach	7	55,090
First Bancshares, Inc.	153	4,881
First Foundation, Inc.A	3,444	63,748
First Northern Community BancorpA	2,422	31,244
First of Long Island Corp.	2,790	88,024
First Savings Financial Group, Inc.	139	7,667
Metro Bank PLCA	312	14,740
Old Point Financial Corp.	155	5,019
Orrstown Financial Services, Inc.	1,318	33,609
Peapack Gladstone Financial Corp.	2,664	92,414
Premier Financial Bancorp, Inc.	707	14,635
Private Bancorp of America, Inc.A	309	7,339
Seacoast Banking Corp. of FloridaA	4,729	117,232
Seacoast Commerce Banc Holdings	986	19,917
Stewardship Financial Corp.	1,940	18,915
Sussex Bancorp	1,956	50,074
UniCredit SpAA	4,396	84,133
Veritex Holdings, Inc.A	3,092	81,505
WashingtonFirst Bankshares, Inc.	2,396	83,716
Wells Fargo & Co.	1,397	78,428
WTB Financial Corp., Class B	206	65,096
Zions Bancorporation	648	30,106

		1,898,711

Capital Markets - 1.56%
Credit Suisse Group AGA	797	12,566
Intercontinental Exchange, Inc.	1,445	95,515
S&P Global, Inc.	1,185	185,417

		293,498

Consumer Finance - 4.05%
Ally Financial, Inc.	13,816	361,012
Capital One Financial Corp.	1,086	100,107
Navient Corp.	356	4,436
OneMain Holdings, Inc.A	6,044	192,018
Regional Management Corp.A	3,646	90,020
Santander Consumer USA Holdings, Inc.A	1,034	17,206

		764,799

Diversified Financial Services - 0.16%
Marlin Business Services Corp.	1,382	30,266

Thrifts & Mortgage Finance - 1.55%
BofI Holding, Inc.A	3,880	104,372
Charter Court FinancialA C	9,780	29,908
Flagstar Bancorp, Inc.A	887	33,147
PennyMac Financial Services, Inc., Class AA	4,129	78,451
Provident Bancorp, Inc.A	1,968	46,641

		292,519

Total Financials		3,279,793

Health Care - 0.93%
Health Care Providers & Services - 0.56%
Cigna Corp.	392	77,310
Express Scripts Holding Co.A	37	2,268

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 71.68% (continued)
Health Care - 0.93% (continued)
Health Care Providers & Services - 0.56% (continued)
Universal Health Services, Inc., Class B	254	$26,086

		105,664

Pharmaceuticals - 0.37%
Allergan PLC	206	36,509
Takeda Pharmaceutical Co., Ltd.	591	33,239

		69,748

Total Health Care		175,412

Industrials - 6.29%
Aerospace & Defense - 0.90%
Meggitt PLC	8,925	61,462
Spirit AeroSystems Holdings, Inc., Class A	342	27,394
TransDigm Group, Inc.	291	80,753

		169,609

Air Freight & Logistics - 0.53%
Atlas Air Worldwide Holdings, Inc.A	298	18,282
FedEx Corp.	360	81,292

		99,574

Airlines - 0.28%
Copa Holdings S.A., Class A	222	27,348
Southwest Airlines Co.	479	25,799

		53,147

Building Products - 0.22%
AO Smith Corp.	323	19,121
Builders FirstSource, Inc.A	1,236	22,273

		41,394

Commercial Services & Supplies - 1.36%
KAR Auction Services, Inc.	5,436	257,286

Machinery - 1.23%
Deere & Co.	342	45,445
Navistar International Corp.A	2,600	110,006
Tadano Ltd.	383	5,777
Trinity Industries, Inc.	2,180	70,893

		232,121

Professional Services - 0.21%
IHS Markit Ltd.A	925	39,414

Road & Rail - 0.62%
Kansas City Southern	1,121	116,831

Trading Companies & Distributors - 0.94%
AerCap Holdings N.V.A	1,710	90,014
Air Lease Corp.	2,015	87,552

		177,566

Total Industrials		1,186,942

Information Technology - 13.52%
Communications Equipment - 0.99%
Palo Alto Networks, Inc.A	1,267	186,502

Electronic Equipment, Instruments & Components - 0.09%
Flex Ltd.A	916	16,305

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 71.68% (continued)
Information Technology - 13.52% (continued)
Internet Software & Services - 2.76%
Alibaba Group Holding Ltd., Sponsored ADRA	755	$139,592
Alphabet, Inc., Class CA	45	45,749
Alphabet, Inc., Class AA	283	292,350
Facebook, Inc., Class AA	52	9,363
Five9, Inc.A	1,315	33,178

		520,232

IT Services - 2.22%
Broadridge Financial Solutions, Inc.	499	42,874
Cognizant Technology Solutions Corp., Class A	619	46,840
Fidelity National Information Services, Inc.	2,285	211,956
Vantiv, Inc., Class AA	1,675	117,250

		418,920

Semiconductors & Semiconductor Equipment - 0.68%
Advanced Micro Devices, Inc.A	1,572	17,269
Intel Corp.	1,362	61,957
Micron Technology, Inc.A	270	11,964
NVIDIA Corp.	177	36,605

		127,795

Software - 6.36%
Autodesk, Inc.A	205	25,617
CDK Global, Inc.	3,850	244,706
Dell Technologies, Inc., Tracking Stock, Class VA D	56	4,635
Gigamon, Inc.A	209	8,046
LINE Corp., Sponsored ADRA	4,281	177,704
Microsoft Corp.	1,079	89,751
Nintendo Co., Ltd.	99	38,136
Red Hat, Inc.A	1,325	160,100
salesforce.com, Inc.A	967	98,963
ServiceNow, Inc.A	529	66,850
Splunk, Inc.A	16	1,077
SS&C Technologies Holdings, Inc.	5,927	238,265
Symantec Corp.	1,426	46,345

		1,200,195

Technology Hardware, Storage & Peripherals - 0.42%
HP, Inc.	3,693	79,584

Total Information Technology		2,549,533

Materials - 6.77%
Chemicals - 1.87%
CF Industries Holdings, Inc.	728	27,649
DowDuPont, Inc.	1,203	86,989
Monsanto Co.	100	12,110
Olin Corp.	1,671	61,042
Sherwin-Williams Co.	414	163,592

		351,382

Construction Materials - 0.43%
Buzzi Unicem SpA	980	27,318
Summit Materials, Inc., Class AA	1,723	54,102

		81,420

Containers & Packaging - 0.73%
Ardagh Group S.A.	467	10,012
Berry Global Group, Inc.A	1,625	96,606

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 71.68% (continued)
Materials - 6.77% (continued)
Containers & Packaging - 0.73% (continued)
Graphic Packaging Holding Co.	2,034	$31,507

		138,125

Metals & Mining - 2.64%
First Quantum Minerals Ltd.	11,942	133,573
Nexa Resources S.A.A	244	4,434
Teck Resources Ltd., Class B	11,207	229,071
voestalpine AG	1,060	58,323
Warrior Met Coal, Inc.	2,802	72,908

		498,309

Paper & Forest Products - 1.10%
Canfor Corp.A	6,414	127,574
West Fraser Timber Co., Ltd.	1,312	79,802

		207,376

Total Materials		1,276,612

Real Estate - 0.86%
Real Estate Management & Development - 0.86%
Aedas Homes SAUA C	223	7,793
Realogy Holdings Corp.	4,770	154,214

		162,007

Total Real Estate		162,007

Telecommunication Services - 2.25%
Diversified Telecommunication Services - 1.23%
Telefonica Deutschland Holding AG	33,205	168,756
Verizon Communications, Inc.	1,336	63,954

		232,710

Wireless Telecommunication Services - 1.02%
TIM Participacoes S.A., Sponsored ADR	8,104	149,438
XL Axiata Tbk PTA	171,110	42,643

		192,081

Total Telecommunication Services		424,791

Total Common Stocks (Cost $12,074,809)		13,520,855

INVESTMENT COMPANIES - 2.04% (Cost $254,098)
Closed-End Funds - 2.04%
Altaba, Inc.A	5,498	385,520

SHORT-TERM INVESTMENTS - 16.15% (Cost $3,046,926)
Investment Companies - 16.15%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%E F	3,046,926	3,046,926

TOTAL SECURITIES HELD LONG (Cost $15,375,833)		16,953,301

SECURITIES HELD SHORT
COMMON STOCKS - (19.71%)
Consumer Discretionary - (3.44%)
Automobiles - (0.26%)
Ford Motor Co.	(2,002)	(24,564)
General Motors Co.	(354)	(15,215)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (19.71%) (continued)
Consumer Discretionary - (3.44%) (continued)
Automobiles - (0.26%) (continued)
Tesla, Inc.A	(26)	$(8,620)

		(48,399)

Hotels, Restaurants & Leisure - (0.89%)
Aramark	(143)	(6,248)
Cheesecake Factory, Inc.	(479)	(21,430)
Darden Restaurants, Inc.	(177)	(14,562)
Domino’s Pizza, Inc.	(58)	(10,614)
InterContinental Hotels Group PLC	(452)	(25,045)
Red Robin Gourmet Burgers, Inc.A	(99)	(6,772)
Six Flags Entertainment Corp.	(239)	(15,007)
Wyndham Worldwide Corp.	(587)	(62,721)
Wynn Resorts Ltd.	(35)	(5,162)

		(167,561)

Household Durables - (0.41%)
Leggett & Platt, Inc.	(115)	(5,435)
Meritage Homes Corp.A	(590)	(28,733)
Newell Brands, Inc.	(293)	(11,949)
PulteGroup, Inc.	(683)	(20,647)
Tempur Sealy International, Inc.A	(41)	(2,680)
Whirlpool Corp.	(50)	(8,196)

		(77,640)

Internet & Direct Marketing Retail - (0.04%)
Boohoo.com PLCA	(1,539)	(4,098)
Zalando SEA C	(84)	(4,203)

		(8,301)

Leisure Products - (0.14%)
Polaris Industries, Inc.	(223)	(26,410)

Media - (0.50%)
Altice USA, Inc., Class AA	(338)	(8,004)
AMC Networks, Inc., Class AA	(309)	(15,722)
Interpublic Group of Companies, Inc.	(456)	(8,778)
Omnicom Group, Inc.	(145)	(9,742)
Publicis Groupe S.A.	(199)	(12,972)
Walt Disney Co.	(259)	(25,333)
WPP PLC	(779)	(13,802)

		(94,353)

Multiline Retail - (0.08%)
Dollarama, Inc.	(47)	(5,232)
Marks & Spencer Group PLC	(1,373)	(6,275)
Next PLC	(59)	(3,856)

		(15,363)

Specialty Retail - (0.83%)
Advance Auto Parts, Inc.	(130)	(10,626)
Asbury Automotive Group, Inc.A	(383)	(23,516)
Best Buy Co., Inc.	(370)	(20,713)
CarMax, Inc.A	(608)	(45,661)
Floor & Decor Holdings, Inc., Class AA	(139)	(5,240)
Hennes & Mauritz AB, Class B	(563)	(14,136)
Monro Muffler Brake Inc	(200)	(9,870)
Penske Automotive Group, Inc.	(551)	(25,688)

		(155,450)

Textiles, Apparel & Luxury Goods - (0.29%)
Gildan Activewear, Inc.	(169)	(5,172)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (19.71%) (continued)
Consumer Discretionary - (3.44%) (continued)
Textiles, Apparel & Luxury Goods - (0.29%) (continued)
HUGO BOSS AG	(41)	$(3,670)
Pandora A/S	(191)	(18,029)
Ralph Lauren Corp.	(247)	(22,089)
Under Armour, Inc., Class AA	(438)	(5,484)

		(54,444)

Total Consumer Discretionary		(647,921)

Consumer Staples - (1.72%)
Beverages - (0.20%)
Constellation Brands, Inc., Class A	(169)	(37,026)

Food & Staples Retailing - (0.59%)
Casey’s General Stores, Inc.	(288)	(32,996)
Costco Wholesale Corp.	(97)	(15,625)
CVS Health Corp.	(94)	(6,442)
Kroger Co.	(370)	(7,659)
Loblaw Companies Ltd.	(139)	(7,173)
Metro, Inc.	(41)	(1,291)
SUPERVALU, Inc.A	(592)	(9,644)
Tesco PLC	(3,651)	(8,796)
Wal-Mart Stores, Inc.	(104)	(9,080)
Walgreens Boots Alliance, Inc.	(39)	(2,584)
Wm Morrison Supermarkets PLC	(3,104)	(9,243)

		(110,533)

Food Products - (0.42%)
Blue Buffalo Pet Products, Inc.A	(168)	(4,861)
Conagra Brands, Inc.	(13)	(444)
Danone S.A.	(77)	(6,291)
Hormel Foods Corp.	(1,413)	(44,029)
Kraft Heinz Co.	(306)	(23,663)

		(79,288)

Household Products - (0.37%)
Church & Dwight Co., Inc.	(135)	(6,098)
Kimberly-Clark Corp.	(280)	(31,503)
Procter & Gamble Co.	(385)	(33,241)

		(70,842)

Tobacco - (0.14%)
Japan Tobacco, Inc.	(833)	(27,450)

Total Consumer Staples		(325,139)

Financials - (5.47%)
Banks - (4.20%)
1st Source Corp.	(626)	(32,120)
Aldermore Group PLCA	(958)	(3,830)
Allied Irish Banks PLC	(3,783)	(22,359)
CenterState Banks, Inc.	(1,950)	(51,948)
City Holding Co.	(427)	(30,099)
Community Bank System, Inc.	(569)	(31,460)
CVB Financial Corp.	(2,234)	(53,303)
FCB Financial Holdings, Inc., Class AA	(570)	(26,619)
First Financial Bankshares, Inc.	(1,031)	(47,065)
First Merchants Corp.	(619)	(26,617)
First Republic Bank	(147)	(14,318)
Flushing Financial Corp.	(485)	(14,540)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (19.71%) (continued)
Financials - (5.47%) (continued)
Banks - (4.20%) (continued)
German American Bancorp, Inc.	(842)	$(30,295)
Glacier Bancorp, Inc.	(1,407)	(53,410)
Green Bancorp, Inc.A	(1,249)	(27,665)
Heritage Financial Corp.	(1,099)	(33,520)
Independent Bank Corp.	(204)	(14,708)
Lakeland Financial Corp.	(461)	(22,257)
Renasant Corp.	(658)	(27,241)
ServisFirst Bancshares, Inc.	(1,144)	(46,915)
South State Corp.	(573)	(51,599)
Stock Yards Bancorp, Inc.	(597)	(22,537)
United Bankshares, Inc.	(1,158)	(41,630)
Washington Trust Bancorp, Inc.	(259)	(14,375)
Webster Financial Corp.	(470)	(25,845)
WesBanco, Inc.	(639)	(25,816)

		(792,091)

Capital Markets - (0.04%)
Close Brothers Group PLC	(391)	(7,213)

Consumer Finance - (0.55%)
Credit Acceptance Corp.A	(62)	(17,777)
Discover Financial Services	(420)	(27,943)
Enova International, Inc.A	(963)	(14,301)
Synchrony Financial	(625)	(20,387)
World Acceptance Corp.A	(276)	(24,150)

		(104,558)

Thrifts & Mortgage Finance - (0.68%)
Beneficial Bancorp, Inc.	(1,372)	(22,638)
Capitol Federal Financial, Inc.	(963)	(13,280)
Clifton Bancorp, Inc.	(851)	(14,493)
Kearny Financial Corp.	(1,439)	(21,657)
OneSavings Bank PLC	(1,078)	(5,813)
WSFS Financial Corp.	(1,025)	(50,942)

		(128,823)

Total Financials		(1,032,685)

Health Care - (0.11%)
Biotechnology - (0.04%)
Alexion Pharmaceuticals, Inc.A	(19)	(2,294)
Celgene Corp.A	(42)	(4,241)

		(6,535)

Health Care Providers & Services - (0.02%)
AmerisourceBergen Corp.	(25)	(1,924)
Tenet Healthcare Corp.A	(165)	(2,356)

		(4,280)

Health Care Technology - (0.01%)
Veeva Systems, Inc., Class AA	(16)	(975)

Pharmaceuticals - (0.04%)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	(595)	(8,211)

Total Health Care		(20,001)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (19.71%) (continued)
Industrials - (2.02%)
Aerospace & Defense - (0.12%)
Boeing Co.	(89)	$(22,960)

Air Freight & Logistics - (0.17%)
CH Robinson Worldwide, Inc.	(22)	(1,728)
United Parcel Service, Inc., Class B	(252)	(29,617)

		(31,345)

Airlines - (0.21%)
Norwegian Air Shuttle ASAA	(382)	(10,803)
SAS ABA	(9,176)	(28,389)

		(39,192)

Commercial Services & Supplies - (0.10%)
Cintas Corp.	(71)	(10,582)
Ritchie Bros Auctioneers, Inc.	(299)	(8,381)

		(18,963)

Construction & Engineering - (0.17%)
Valmont Industries, Inc.	(200)	(31,780)

Electrical Equipment - (0.41%)
Eaton Corp. PLC	(273)	(21,845)
Regal Beloit Corp.	(687)	(55,750)

		(77,595)

Machinery - (0.49%)
CNH Industrial N.V.	(1,007)	(12,789)
Flowserve Corp.	(734)	(32,347)
Kone OYJ, Class B	(189)	(10,231)
SKF AB, Class B	(355)	(8,256)
Timken Co.	(444)	(20,935)
Volvo AB, Class B	(449)	(8,898)

		(93,456)

Marine - (0.11%)
Kirby Corp.A	(295)	(20,901)

Road & Rail - (0.11%)
Canadian National Railway Co.	(112)	(9,015)
Schneider National, Inc., Class B	(308)	(8,066)
Werner Enterprises, Inc.	(84)	(2,995)

		(20,076)

Trading Companies & Distributors - (0.13%)
Fastenal Co.	(411)	(19,305)
WW Grainger, Inc.	(25)	(4,942)

		(24,247)

Total Industrials		(380,515)

Information Technology - (5.02%)
Communications Equipment - (0.50%)
Arista Networks, Inc.A	(78)	(15,591)
Cisco Systems, Inc.	(12)	(410)
F5 Networks, Inc.A	(651)	(78,947)

		(94,948)

Electronic Equipment, Instruments & Components - (1.09%)
Amphenol Corp., Class A	(461)	(40,107)
CDW Corp.	(949)	(66,430)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (19.71%) (continued)
Information Technology - (5.02%) (continued)
Electronic Equipment, Instruments & Components - (1.09%) (continued)
Corning, Inc.	(3,203)	$(100,286)

		(206,823)

Internet Software & Services - (1.02%)
Alibaba Group Holding Ltd., Sponsored ADRA	(859)	(158,821)
Baidu, Inc., Sponsored ADRA	(51)	(12,441)
United Internet AG	(301)	(19,042)
Yahoo Japan Corp.	(379)	(1,690)

		(191,994)

IT Services - (1.62%)
Accenture PLC, Class A	(928)	(132,110)
Amdocs Ltd.	(363)	(23,631)
Gartner, Inc.A	(97)	(12,155)
Infosys Ltd., Sponsored ADR	(3,305)	(49,079)
International Business Machines Corp.	(282)	(43,445)
Square, Inc., Class AA	(854)	(31,760)
Western Union Co.	(655)	(13,009)

		(305,189)

Software - (0.68%)
CA, Inc.	(507)	(16,417)
Check Point Software Technologies Ltd.A	(4)	(471)
Electronic Arts, Inc.A	(244)	(29,182)
Intuit, Inc.	(63)	(9,514)
ServiceNow, Inc.A	(169)	(21,357)
Snap, Inc., Class AA	(656)	(10,063)
Take-Two Interactive Software, Inc.A	(13)	(1,438)
Ultimate Software Group, Inc.A	(24)	(4,862)
VMware, Inc., Class AA	(29)	(3,471)
Workday, Inc., Class AA	(284)	(31,521)

		(128,296)

Technology Hardware, Storage & Peripherals - (0.11%)
Canon, Inc.	(364)	(13,583)
Logitech International S.A.	(156)	(5,573)
NetApp, Inc.	(22)	(977)
Seagate Technology PLC	(1)	(37)

		(20,170)

Total Information Technology		(947,420)

Materials - (0.66%)
Chemicals - (0.40%)
Eastman Chemical Co.	(170)	(15,438)
HB Fuller Co.	(257)	(14,616)
LyondellBasell Industries N.V., Class A	(231)	(23,915)
Methanex Corp.	(452)	(22,035)

		(76,004)

Metals & Mining - (0.05%)
Kaiser Aluminum Corp.	(92)	(9,124)

Paper & Forest Products - (0.21%)
Domtar Corp.	(438)	(20,726)
Louisiana-Pacific Corp.A	(717)	(19,488)

		(40,214)

Total Materials		(125,342)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (19.71%) (continued)
Real Estate - (1.02%)
Equity Real Estate Investment Trusts (REITs) - (1.02%)
Camden Property Trust	(73)	$(6,661)
Digital Realty Trust, Inc.	(219)	(25,938)
Empire State Realty Trust, Inc., Class A	(210)	(4,210)
Equinix, Inc.	(59)	(27,347)
Federal Realty Investment Trust	(22)	(2,651)
Host Hotels & Resorts, Inc.	(1,657)	(32,411)
Iron Mountain, Inc.	(914)	(36,560)
Public Storage, REIT	(134)	(27,772)
Regency Centers Corp.	(72)	(4,432)
Ryman Hospitality Properties, Inc.	(298)	(19,707)
UDR, Inc.	(117)	(4,538)

		(192,227)

Total Real Estate		(192,227)

Telecommunication Services - (0.25%)
Diversified Telecommunication Services - (0.13%)
AT&T, Inc.	(692)	(23,286)

Wireless Telecommunication Services - (0.12%)
Freenet AG	(218)	(7,284)
Millicom International Cellular S.A., SDR	(243)	(15,544)

		(22,828)

Total Telecommunication Services		(46,114)

TOTAL COMMON STOCKS (Proceeds $(3,371,538))		(3,717,364)

EXCHANGE-TRADED INSTRUMENTS - (9.04%)
Exchange-Traded Funds - (9.04%)
Consumer Discretionary Select Sector SPDR Fund	(4,048)	(372,375)
Consumer Staples Select Sector SPDR Fund	(4,463)	(236,941)
Energy Select Sector SPDR Fund	(120)	(8,149)
Health Care Select Sector SPDR Fund	(1,406)	(114,041)
Industrial Select Sector SPDR Fund	(984)	(70,385)
iShares 20+ Year Treasury Bond ETF	(1,234)	(153,584)
iShares 7-10 Year Treasury Bond ETF, Class B	(689)	(73,144)
iShares EUR Govt Bond 7-10yr UCITS ETF EUR Dist	(663)	(163,665)
iShares MSCI Emerging Markets ETF	(360)	(16,661)
iShares Russell 2000 ETF	(330)	(49,256)
iShares Russell 2000 Value ETF	(81)	(10,059)
iShares STOXX Europe 600 UCITS ETF DE	(1,036)	(46,775)
Materials Select Sector SPDR Fund	(260)	(15,340)
PowerShares QQQ Trust Series 1	(464)	(70,598)
Real Estate Select Sector SPDR Fund	(753)	(24,472)
SPDR S&P 500 ETF Trust	(54)	(13,886)
SPDR S&P Regional Banking ETF	(243)	(13,878)
SPDR S&P Telecom ETF	(471)	(32,574)
Technology Select Sector SPDR Fund	(1,678)	(105,630)
Utilities Select Sector SPDR Fund	(760)	(41,891)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - (9.04%) (continued)
Exchange-Traded Funds - (9.04%) (continued)
Vanguard REIT ETF	(885)	$(72,747)

Total Exchange-Traded Funds		(1,706,051)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(1,550,833))		(1,706,051)

TOTAL SECURITITES SOLD SHORT (Proceeds $(4,922,371))		(5,423,415)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 89.87% (Cost $15,375,833)		16,953,301
TOTAL PURCHASED OPTIONS CONTRACTS - 0.20% (Cost $44,462)		37,308
TOTAL WRITTEN OPTIONS CONTRACTS - (0.01%) (Cost $(1,207))		(1,231)
TOTAL SECURITIES SOLD SHORT - (28.75%) (Proceeds $(4,922,371))		(5,423,415)
ASSETS, NET OF OTHER LIABILITIES - 38.69%		7,297,684

NET ASSETS - 100.00%		$18,863,647

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Unit - Usually consists of one common stock and/or rights and warrants.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $33,498 or 0.18% of net assets. The Fund has no right to demand registration of these securities.
D	Tracking Stock—A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

LP - Limited Partnership.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

SDR - Special Drawing Rights.

SPDR - Standard & Poor’s Depositary Receipt.

OTC Swap Agreements Outstanding on October 31, 2017:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	1-Month HKD-HONIA	Air China Ltd.	MSC	1.470%	2/22/2018	28,677	$196,786	$2,087
Pay	1-Month HKD-HONIA	Tencent Holdings Ltd.	MSC	1.470%	2/22/2018	408	141,998	92
Receive	1-Day USD-FEDEF	SPDR S&P 500 ETF Trust	MSC	0.810%	2/22/2018	1,066	233,578	(40,544)
Pay	1-Month GBP-LIBOR	Sky PLC	MSC	0.800%	4/27/2018	5,100	49,881	(2,375)
Pay	1-Month EUR-EURIBOR	Accor S.A.	MSC	4.400%	8/24/2018	1,091	41,318	6,430

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-FEDEF	Alphabet, Inc.	MSC	1.660%	10/2/2018	84	$68,344	$18,431
Pay	1-Month USD-FEDEF	Caterpillar, Inc.	MSC	1.660%	10/2/2018	855	80,934	35,175
Pay	1-Month USD-FEDEF	Delta Air Lines, Inc.	MSC	1.660%	10/2/2018	1,542	76,688	458
Pay	1-Month USD-FEDEF	Freeport-McMoRan, Inc.	MSC	1.660%	10/2/2018	3,889	52,590	1,778
Pay	1-Day USD-FEDEF	Knight-Swift Transportation Holdings, Inc.	MSC	1.660%	10/2/2018	2,039	61,341	23,176
Pay	1-Month USD-FEDEF	Las Vegas Sands Corp.	MSC	1.660%	10/2/2018	1,491	89,115	5,385
Pay	1-Month USD-FEDEF	Monster Beverage Corp.	MSC	1.660%	10/2/2018	975	45,798	10,684
Pay	1-Day USD-FEDEF	NVR, Inc.	MSC	1.660%	10/2/2018	90	152,919	142,404
Pay	1-Day USD-FEDEF	Rio Tinto PLC	MSC	1.660%	10/2/2018	3,452	138,715	26,739
Pay	1-Day USD-FEDEF	Take-Two Interactive Software, Inc.	MSC	1.660%	10/2/2018	2,138	103,290	133,280
Pay	1-Month EUR-EURIBOR	Air France-KLM	MSC	0.130%	10/5/2018	2,042	25,504	2,284
Pay	1-Month GBP-LIBOR	Antofagasta PLC	MSC	0.750%	10/5/2018	2,811	22,071	6,322
Pay	1-Month EUR-EURIBOR	Cie Plastic Omnium S.A.	MSC	0.130%	10/5/2018	1,130	33,710	7,855
Pay	1-Month GBP-LIBOR	International Consolidated Airlines Group S.A.	MSC	0.750%	10/5/2018	4,106	20,804	7,053
Pay	1-Month EUR-EURIBOR	Kering	MSC	0.130%	10/5/2018	40	9,546	7,215
Pay	1-Month GBP-LIBOR	Rio Tinto PLC	MSC	0.750%	10/5/2018	877	28,958	2,872
Pay	1-Month EUR-EURIBOR	Ryanair Holdings PLC	MSC	0.130%	10/5/2018	1,150	19,306	43
Pay	1-Month GBP-LIBOR	Smurfit Kappa Group PLC	MSC	0.750%	10/5/2018	1,700	37,107	1,383
Pay	1-Month EUR-EURIBOR	Ryanair Holdings PLC	MSC	0.200%	9/1/2019	2,645	48,033	(4,129)
Pay	1-Month EUR-EURIBOR	Accor S.A.	MSC	0.550%	1/17/2020	3,163	118,923	19,302
Pay	1-Day EUR-EONIA	FinecoBank Banca Fineco SpA	MSC	0.550%	1/17/2020	9,312	54,247	23,918
Receive	1-Day EUR-EONIA	Casino Guichard Perrachon S.A.	MSC	0.400%	1/17/2020	159	8,291	583
Receive	1-Day EUR-EONIA	Eutelsat Communications S.A.	MSC	0.420%	1/17/2020	975	18,454	(2,933)
Receive	1-Day GBP-SONIA	J Sainsbury PLC	MSC	0.350%	1/17/2020	1,791	4,453	153
Receive	1-Day GBP-SONIA	Ted Baker PLC	MSC	0.430%	1/17/2020	46	1,361	115
Receive	1-Month IDR-SOR	Telekomunikasi Indonesia Persero Tbk PT	MSC	0.000%	1/17/2020	14,843	4,450	—
Receive	1-Day TWD-FEDEF	China Steel Corp.	MSC	1.370%	1/21/2020	4,020	81,547	(568)
Receive	1-Day BRL-FEDEF	Raia Drogasil S.A.	MSC	0.840%	1/21/2020	41	2,826	(116)
Receive	1-Day BRL-FEDEF	Telefonica Brasil S.A.	MSC	0.350%	1/21/2020	1,637	70,447	(3,736)

							$2,143,333	$430,816

Purchased Options Contracts Open on October 31, 2017:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - Allergan PLC	CCP	180.00	11/3/2017	USD	1	$401	$655	$254
Put - Tesla, Inc.	CCP	300.00	11/3/2017	USD	1	336	201	(135)
Put - Tesla, Inc.	CCP	290.00	11/3/2017	USD	1	224	112	(112)
Put - Teva Pharmaceutical Industries Ltd.	CCP	13.50	11/3/2017	USD	12	860	860	—
Put - Allergan PLC	CCP	172.50	11/3/2017	USD	2	696	705	9
Put - Allergan PLC	CCP	175.00	11/3/2017	USD	4	1,772	1,772	—
Call - salesforce.com, Inc.	CCP	92.50	11/17/2017	USD	3	1,666	3,015	1,349
Call - Amazon.com, Inc.	CCP	1,070.00	11/17/2017	USD	1	1,297	4,185	2,888

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Mondelez International, Inc.	CCP	42.00	11/17/2017	USD	12	$702	$564	$(138)
Call - JD.com, Inc.	CCP	42.00	11/17/2017	USD	11	979	385	(594)
Call - Viacom, Inc.	CCP	27.50	11/17/2017	USD	30	2,414	600	(1,814)
Call - Viacom, Inc.	CCP	30.00	11/17/2017	USD	20	921	200	(721)
Call - ServiceNow, Inc.	CCP	130.00	11/17/2017	USD	12	2,479	1,860	(619)
Call - Mondelez International, Inc.	CCP	43.00	11/17/2017	USD	12	456	240	(216)
Call - Sprouts Farmers Market, Inc.	CCP	17.50	11/17/2017	USD	6	648	990	342
Call - JD.com, Inc.	CCP	39.00	11/17/2017	USD	5	315	500	185
Call - Melco Resorts & Entertainment Ltd.	CCP	24.00	11/17/2017	USD	17	868	2,805	1,937
Call - Mondelez International, Inc.	CCP	41.00	11/17/2017	USD	6	362	600	238
Call - Sprouts Farmers Market, Inc.	CCP	22.50	11/17/2017	USD	15	348	348	—
Put - Tesla, Inc.	CCP	265.00	11/17/2017	USD	1	470	107	(363)
Put - Tesla, Inc.	CCP	290.00	11/17/2017	USD	3	741	960	219
Put - Procter & Gamble Co.	CCP	87.50	11/17/2017	USD	10	588	1,600	1,012
Put - Universal Health Services, Inc.	CCP	110.00	11/17/2017	USD	5	1,105	3,750	2,645
Put - Universal Health Services, Inc.	CCP	105.00	11/17/2017	USD	7	2,180	2,555	375
Put - Celgene Corp.	CCP	90.00	11/17/2017	USD	2	246	36	(210)
Put - Amazon.com, Inc.	CCP	940.00	11/17/2017	USD	1	1,375	41	(1,334)
Put - Wal-Mart Stores, Inc.	CCP	86.50	11/17/2017	USD	7	655	952	297
Put - Mondelez International, Inc.	CCP	39.50	11/17/2017	USD	11	650	154	(496)
Put - Newell Brands, Inc.	CCP	36.00	11/17/2017	USD	12	373	210	(163)
Put - Cheesecake Factory, Inc.	CCP	40.00	11/17/2017	USD	10	357	357	—
Call - Koninklijke Ahold N.V.	MSC	22.00	12/15/2017	EUR	3	307	3	(304)
Call - Koninklijke Ahold N.V.	MSC	22.03	12/15/2017	EUR	2	62	2	(60)
Call - Koninklijke Ahold N.V.	MSC	18.00	12/15/2017	EUR	28	1,817	261	(1,556)
Call - Viacom, Inc.	CCP	30.00	12/15/2017	USD	2	316	35	(281)
Call - Chipotle Mexican Grill, Inc.	CCP	290.00	12/15/2017	USD	1	810	493	(317)
Call - Gildan Activewear Inc.	CCP	42.00	12/15/2017	CAD	8	406	406	—
Put - Red Hat, Inc.	CCP	110.00	12/15/2017	USD	6	678	426	(252)
Call - Procter & Gamble Co.	CCP	90.00	1/19/2018	USD	3	983	216	(767)
Call - Macy’s, Inc.	CCP	23.00	1/19/2018	USD	2	281	70	(211)
Put - Tesla, Inc.	CCP	250.00	1/19/2018	USD	1	500	340	(160)
Put - Tesla, Inc.	CCP	270.00	1/19/2018	USD	1	534	595	61
Call - Koninklijke Ahold N.V.	MSC	22.00	12/21/2018	EUR	4	847	94	(753)
Call - Koninklijke Ahold N.V.	MSC	22.03	12/21/2018	EUR	2	169	42	(127)

						$34,194	$34,302	$108

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares Core S&P Small-Cap ETF	CCP	65.00	11/17/2017	USD	6	$1,366	$45	$(1,321)
Put - Financial Select Sector SPDR Fund	CCP	22.00	12/15/2017	USD	131	4,630	393	(4,237)
Put - Financial Select Sector SPDR Fund	CCP	25.00	1/19/2018	USD	68	3,077	1,768	(1,309)
Put - iShares Core S&P Small-Cap ETF	CCP	58.00	5/18/2018	USD	20	$1,195	$800	$(395)

						$10,268	$3,006	$(7,262)

Written Options Contracts Open on October 31, 2017:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - Allergan PLC	CCP	160.00	11/3/2017	USD	5	$(295)	$(295)	$—
Put - Universal Health Services, Inc.	CCP	100.00	11/17/2017	USD	6	$(912)	$(936)	$(24)

						$(1,207)	$(1,231)	$(24)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Forward Currency Contracts Open on October 31, 2017:

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	2,906	USD	2,826	12/4/2017	MSC	$80	$—	$80
GBP	4,219	USD	4,171	12/4/2017	MSC	48	—	48
GBP	21,782	USD	20,900	12/4/2017	MSC	882	—	882
USD	1,837	GBP	1,787	12/4/2017	MSC	—	(50)	(50)
USD	2,667	GBP	2,612	12/4/2017	MSC	—	(55)	(55)
USD	2,708	EUR	2,708	12/4/2017	MSC	—	—	—
USD	2,906	EUR	2,918	12/4/2017	MSC	12	—	12
USD	3,483	GBP	3,436	12/4/2017	MSC	—	(47)	(47)
USD	3,904	GBP	3,903	12/4/2017	MSC	—	(1)	(1)
USD	6,640	GBP	6,583	12/4/2017	MSC	—	(57)	(57)
USD	6,708	EUR	6,822	12/4/2017	MSC	114	—	114
USD	6,786	EUR	6,850	12/4/2017	MSC	64	—	64
USD	6,992	GBP	7,075	12/4/2017	MSC	83	—	83
USD	22,283	GBP	21,738	12/4/2017	MSC	—	(545)	(545)
CAD	3,327	USD	3,356	12/28/2017	MSC	—	(29)	(29)
CAD	5,255	USD	5,279	12/28/2017	MSC	—	(24)	(24)
CAD	6,444	USD	6,487	12/28/2017	MSC	—	(43)	(43)
EUR	3,256	USD	3,269	12/28/2017	MSC	—	(13)	(13)
GBP	5,661	USD	5,592	12/28/2017	MSC	69	—	69
NOK	4,184	USD	4,172	12/28/2017	MSC	12	—	12
NOK	6,636	USD	6,788	12/28/2017	MSC	—	(152)	(152)
SEK	10,383	USD	10,647	12/28/2017	MSC	—	(264)	(264)
SEK	16,370	USD	16,400	12/28/2017	MSC	—	(30)	(30)
SEK	17,920	USD	18,298	12/28/2017	MSC	—	(378)	(378)
USD	3,945	GBP	3,893	12/28/2017	MSC	—	(52)	(52)
USD	4,744	CAD	4,741	12/28/2017	MSC	—	(3)	(3)
USD	5,934	CAD	6,046	12/28/2017	MSC	112	—	112
USD	7,300	CAD	7,422	12/28/2017	MSC	122	—	122
USD	15,521	JPY	15,559	12/28/2017	MSC	38	—	38
USD	19,660	CHF	19,949	12/28/2017	MSC	289	—	289
USD	21,128	GBP	20,981	12/28/2017	MSC	—	(147)	(147)
USD	81,654	EUR	82,742	12/28/2017	MSC	1,088	—	1,088
USD	338,201	CAD	346,560	12/28/2017	MSC	8,359	—	8,359
DKK	17,471	USD	17,652	1/18/2018	MSC	—	(181)	(181)
SEK	29,067	USD	29,830	1/18/2018	MSC	—	(763)	(763)
USD	33,870	JPY	33,820	1/18/2018	MSC	—	(50)	(50)
USD	94,155	GBP	93,544	1/18/2018	MSC	—	(611)	(611)
USD	147,266	JPY	148,486	1/18/2018	MSC	1,220	—	1,220
USD	320,101	EUR	323,334	1/18/2018	MSC	3,233	—	3,233

						$15,825	$(3,495)	$12,330

Glossary:

Counterparty Abbreviations:

CCP	Central Counterparty Clearing House
MSC	Morgan Stanley & Co., Inc.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Currency Abbreviations:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
DKK	Danish Krone
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar
Other Abbreviations:
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDEF	Effective Federal Funds Rate
HONIA	Hong Kong Dollar Overnight Index Average
LIBOR	London Inter Bank Offered Rate
PLC	Public Limited Company
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SPDR	Standard & Poor’s Depositary Receipt

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2017, the investments were classified as described below:

Grosvenor Long/Short Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,520,855	$—	$—	$13,520,855
Investment Companies	385,520	—	—	385,520
Short-Term Investments	3,046,926	—	—	3,046,926

Total Investments in Securities - Assets	$16,953,301	$—	$—	$16,953,301

Liabilities
Common Stocks (Sold Short)	$(3,717,364)	$—	$—	$(3,717,364)
Exchange-Traded Instruments (Sold Short)	(1,706,051)	—	—	(1,706,051)

Total Investments in Securities - Liabilities	(5,423,415)	—	—	(5,423,415)

Total Investments in Securities	$11,529,886	$—	$—	$11,529,886

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$485,217	$—	$485,217
Purchased Options	37,308	—	—	37,308
Forward Currency Contracts	—	15,825	—	15,825

Total Financial Derivative Instruments - Assets	$37,308	$501,042	$—	$538,350

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(54,401)	$—	$(54,401)
Written Options	(1,231)	—	—	(1,231)
Forward Currency Contracts	—	(3,495)	—	(3,495)

Total Financial Derivative Instruments - Liabilities	$(1,231)	$(57,896)	$—	$(59,127)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended October 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Top 10 Long Exposures (% Net Assets)
Altaba, Inc.	2.0
Ally Financial, Inc.	1.9
Lowe’s Cos, Inc.	1.8
Alphabet, Inc., Class A	1.5
LKQ Corp.	1.4
KAR Auction Services, Inc.	1.4
Mohawk Industries, Inc.	1.3
CDK Global, Inc.	1.3
SS&C Technologies Holdings, Inc.	1.3
Priceline Group, Inc.	1.2

Top 10 Short Exposures (% Net Assets)
Consumer Discretionary Select Sector SPDR Fund	(2.0)
Consumer Staples Select Sector SPDR Fund	(1.3)
iShares EUR Govt Bond 7-10yr UCITS ETF EUR Dist	(0.9)
Alibaba Group Holding Ltd., Sponsored ADR	(0.8)
iShares 20+ Year Treasury Bond ETF	(0.8)
Accenture PLC, Class A	(0.7)
Health Care Select Sector SPDR Fund	(0.6)
Technology Select Sector SPDR Fund	(0.6)
Corning, Inc.	(0.5)
F5 Networks, Inc.	(0.4)

Net Sector Exposures (% Investments)
Consumer Discretionary	32.7
Financials	26.5
Information Technology	18.9
Materials	13.6
Industrials	9.5
Investment Companies	4.5
Telecommunication Services	4.5
Energy	4.4
Consumer Staples	4.0
Health Care	1.8
Real Estate	(0.3)
Exchange-Traded Instruments	(20.1)

Fund Level Exposure (% Net Assets)	Fund
Net Exposure	45.0
Gross Exposure	102.4
Long Exposure	73.7
Short Exposure	28.7

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 55.94%
Consumer Discretionary - 10.67%
Auto Components - 1.32%
Dana, Inc.	6,900	$209,726
Lear Corp.	11,900	2,089,521

		2,299,247

Automobiles - 0.12%
Thor Industries, Inc.	1,500	204,330

Diversified Consumer Services - 0.11%
K12, Inc.A	12,000	194,640

Hotels, Restaurants & Leisure - 2.44%
Bojangles’, Inc.A	3,500	42,875
Chipotle Mexican Grill, Inc.A	1,270	345,313
Dave & Buster’s Entertainment, Inc.A	4,300	207,260
Del Frisco’s Restaurant Group, Inc.A	5,700	79,230
Del Taco Restaurants, Inc.A	35,300	447,957
DineEquity, Inc.	4,200	199,962
Domino’s Pizza, Inc.	11,200	2,049,600
International Game Technology PLC	23,900	561,650
Texas Roadhouse, Inc.	6,400	320,064

		4,253,911

Household Durables - 0.44%
Taylor Morrison Home Corp., Class AA	31,900	770,385

Internet & Direct Marketing Retail - 0.06%
Shutterfly, Inc.A	2,600	111,020

Leisure Products - 0.29%
MCBC Holdings, Inc.A	4,500	102,915
Vista Outdoor, Inc.A	19,000	397,290

		500,205

Specialty Retail - 5.57%
Advance Auto Parts, Inc.	1,900	155,306
Bed Bath & Beyond, Inc.	9,100	181,090
Big 5 Sporting Goods Corp.	11,900	75,565
Camping World Holdings, Inc., Class A	8,700	365,574
Dick’s Sporting Goods, Inc.	22,600	553,022
Five Below, Inc.A	9,000	497,250
Floor & Decor Holdings, Inc., Class AA	43,400	1,636,180
Foot Locker, Inc.	3,800	114,304
GameStop Corp., Class A	113,500	2,121,315
RHA	4,600	413,632
Signet Jewelers Ltd.	9,400	616,358
Tractor Supply Co.	9,200	554,392
Ulta Salon Cosmetics & Fragrance, Inc.A	10,800	2,179,332
Zumiez, Inc.A	14,700	259,455

		9,722,775

Textiles, Apparel & Luxury Goods - 0.32%
Lakeland Industries, Inc.A	35,100	556,335

Total Consumer Discretionary		18,612,848

Consumer Staples - 2.23%
Beverages - 0.07%
Coca-Cola Bottling Co. Consolidated	500	112,780

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.94% (continued)
Consumer Staples - 2.23% (continued)
Food & Staples Retailing - 0.22%
Kroger Co.	18,600	$385,020

Food Products - 1.66%
Dean Foods Co.	35,100	342,225
Fresh Del Monte Produce, Inc.	12,800	569,728
Sanderson Farms, Inc.	8,400	1,256,388
TreeHouse Foods, Inc.A	7,900	524,402
Tyson Foods, Inc., Class A	2,700	196,857

		2,889,600

Personal Products - 0.08%
Nu Skin Enterprises, Inc., Class A	200	12,722
USANA Health Sciences, Inc.A	2,000	131,400

		144,122

Tobacco - 0.20%
Universal Corp.	6,200	355,570

Total Consumer Staples		3,887,092

Energy - 3.87%
Energy Equipment & Services - 2.43%
Archrock, Inc.	116,300	1,395,600
Rowan Companies PLC, Class AA	120,400	1,725,332
Transocean Ltd.A	106,000	1,113,000

		4,233,932

Oil, Gas & Consumable Fuels - 1.44%
International Seaways, Inc.A	6,700	134,938
Newfield Exploration Co.A	3,300	101,607
Pacific Ethanol, Inc.A	8,300	39,840
Whiting Petroleum Corp.A	372,200	2,236,922

		2,513,307

Total Energy		6,747,239

Financials - 4.18%
Banks - 0.23%
First BanCorpA	74,200	382,130
Independent Bank Corp.	900	20,250

		402,380

Capital Markets - 1.42%
Ameriprise Financial, Inc.	14,500	2,269,830
Morgan Stanley	4,200	210,000

		2,479,830

Consumer Finance - 0.08%
Regional Management Corp.A	5,400	133,326

Insurance - 2.45%
Aspen Insurance Holdings Ltd.	14,800	634,920
Assured Guaranty Ltd.	39,500	1,465,450
Athene Holding Ltd., Class AA	5,600	291,928
CNO Financial Group, Inc.	15,400	369,138
Third Point Reinsurance Ltd.A	90,200	1,506,340

		4,267,776

Total Financials		7,283,312

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.94% (continued)
Health Care - 3.67%
Biotechnology - 2.17%
Applied Genetic Technologies Corp.A	43,700	$148,580
BioMarin Pharmaceutical, Inc.A	24,700	2,027,623
Bioverativ, Inc.A	2,200	123,947
Celgene Corp.A	3,200	323,104
CytomX Therapeutics, Inc.A	12,100	242,000
Exelixis, Inc.A	12,700	314,833
Pfenex, Inc.A	5,700	18,012
REGENXBIO, Inc.A	3,200	95,840
Vanda Pharmaceuticals, Inc.A	31,100	488,270

		3,782,209

Health Care Equipment & Supplies - 0.64%
Analogic Corp.	900	72,270
FONAR Corp.A	6,196	197,652
Hologic, Inc.A	9,800	370,930
Masimo Corp.A	5,300	465,128

		1,105,980

Health Care Providers & Services - 0.59%
DaVita, Inc.A	10,600	643,844
Owens & Minor, Inc.	15,700	385,749

		1,029,593

Health Care Technology - 0.04%
athenahealth, Inc.A	600	76,728

Pharmaceuticals - 0.23%
Depomed, Inc.A	2,500	12,100
Supernus Pharmaceuticals, Inc.A	3,200	133,120
Tetraphase Pharmaceuticals, Inc.A	43,700	262,637

		407,857

Total Health Care		6,402,367

Industrials - 6.18%
Aerospace & Defense - 1.11%
Boeing Co.	7,280	1,878,094
Vectrus, Inc.A	1,700	51,867

		1,929,961

Commercial Services & Supplies - 0.10%
Pitney Bowes, Inc.	12,400	170,376

Construction & Engineering - 0.41%
Argan, Inc.	10,500	721,875

Electrical Equipment - 0.04%
Broadwind Energy, Inc.A	25,154	69,299

Machinery - 2.11%
Allison Transmission Holdings, Inc.	5,400	229,446
Crane Co.	6,600	548,592
FreightCar America, Inc.	10,495	196,467
Hurco Companies, Inc.	5,200	232,700
ITT, Inc.	42,700	1,991,528
Nordson Corp.	3,800	481,422

		3,680,155

Marine - 0.05%
Costamare, Inc.	15,600	96,876

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.94% (continued)
Industrials - 6.18% (continued)
Professional Services - 1.43%
Dun & Bradstreet Corp.	5,500	$642,565
FTI Consulting, Inc.A	7,100	303,525
Heidrick & Struggles International, Inc.	2,400	59,640
ICF International, Inc.A	1,000	53,700
ManpowerGroup, Inc.	3,700	456,136
RPX Corp.A	75,300	980,406

		2,495,972

Trading Companies & Distributors - 0.93%
MSC Industrial Direct Co., Inc., Class A	6,100	505,690
Rush Enterprises, Inc., Class AA	21,900	1,112,082

		1,617,772

Total Industrials		10,782,286

Information Technology - 9.04%
Communications Equipment - 1.01%
CommScope Holding Co., Inc.A	5,400	173,556
F5 Networks, Inc.A	4,300	521,461
Juniper Networks, Inc.	20,600	511,498
NETGEAR, Inc.A	5,200	242,580
Network-1 Technologies, Inc.	52,900	222,180
Plantronics, Inc.	2,000	90,720

		1,761,995

Electronic Equipment, Instruments & Components - 1.98%
Avnet, Inc.	21,100	839,780
Benchmark Electronics, Inc.A	2,800	86,660
PCM, Inc.A	12,000	168,600
Vishay Intertechnology, Inc.	105,800	2,354,050

		3,449,090

Internet Software & Services - 0.91%
Akamai Technologies, Inc.A	9,400	491,150
Blucora, Inc.A	18,149	393,833
NIC, Inc.	3,500	59,500
SPS Commerce, Inc.A	1,500	73,740
Web.com Group, Inc.A	18,600	448,260
Yelp, Inc.A	2,400	112,128

		1,578,611

IT Services - 1.03%
Booz Allen Hamilton Holding Corp.	1,300	49,127
Cardtronics PLC, Class AA	6,700	153,430
Convergys Corp.	8,300	213,559
Gartner, Inc.A	2,300	288,213
Hackett Group, Inc.	3,000	46,320
Science Applications International Corp.	14,300	1,048,762

		1,799,411

Semiconductors & Semiconductor Equipment - 0.67%
Kulicke & Soffa Industries, Inc.A	7,900	178,935
Micron Technology, Inc.A	13,800	611,478
MKS Instruments, Inc.	2,500	271,625
Nanometrics, Inc.A	1,400	39,578
Photronics, Inc.A	7,100	68,870

		1,170,486

Software - 3.27%
CA, Inc.	12,000	388,560
Cadence Design Systems, Inc.A	11,000	474,760

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.94% (continued)
Information Technology - 9.04% (continued)
Software - 3.27% (continued)
Citrix Systems, Inc.A	2,700	$223,047
CommVault Systems, Inc.A	2,500	130,125
Electronic Arts, Inc.A	2,400	287,040
Finjan Holdings, Inc.A	73,000	151,110
MicroStrategy, Inc., Class AA	1,300	171,938
Monotype Imaging Holdings, Inc.	14,000	322,700
Progress Software Corp.	53,800	2,277,354
Synchronoss Technologies, Inc.A	400	4,532
Verint Systems, Inc.A	30,100	1,270,220

		5,701,386

Technology Hardware, Storage & Peripherals - 0.17%
Seagate Technology PLC	2,400	88,728
Super Micro Computer, Inc.A	10,700	212,930

		301,658

Total Information Technology		15,762,637

Materials - 1.29%
Chemicals - 0.63%
Axalta Coating Systems Ltd.A	9,600	319,200
Cabot Corp.	4,800	292,608
Core Molding Technologies, Inc.	14,666	340,398
KMG Chemicals, Inc.	2,838	156,459

		1,108,665

Containers & Packaging - 0.07%
Greif, Inc., Class B	1,900	119,415

Metals & Mining - 0.59%
Alcoa Corp.A	17,500	836,150
Schnitzer Steel Industries, Inc., Class A	6,300	185,535

		1,021,685

Total Materials		2,249,765

Real Estate - 13.69%
Equity Real Estate Investment Trusts (REITs) - 13.69%
American Assets Trust, Inc.	11,200	434,448
American Homes 4 Rent, Class A	19,300	410,704
Brixmor Property Group, Inc.	54,800	957,356
CBL & Associates Properties, Inc.	159,600	1,251,264
CoreSite Realty Corp., REIT	18,900	2,093,175
CyrusOne, Inc.	17,300	1,062,047
Empire State Realty Trust, Inc., Class A	96,400	1,932,820
Equinix, Inc., REIT	4,640	2,150,640
Equity LifeStyle Properties, Inc.	18,000	1,592,640
Forest City Realty Trust, Inc., Class A	51,700	1,273,371
Healthcare Trust of America, Inc., Class A	12,200	366,610
Hospitality Properties Trust	18,463	527,673
Host Hotels & Resorts, Inc.	45,600	891,936
Hudson Pacific Properties, Inc.	7,000	236,740
Invitation Homes, Inc.	8,500	191,845
Kite Realty Group Trust	32,700	611,163
Mack-Cali Realty Corp.	21,500	489,555
NexPoint Residential Trust, Inc.	6,700	159,125
Piedmont Office Realty Trust, Inc., Class A	5,700	110,238
QTS Realty Trust, Inc., Class A	14,800	856,180
Ryman Hospitality Properties, Inc.	8,900	588,557

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.94% (continued)
Real Estate - 13.69% (continued)
Equity Real Estate Investment Trusts (REITs) - 13.69% (continued)
Simon Property Group, Inc.	13,100	$2,034,823
Tanger Factory Outlet Centers, Inc.	37,500	853,125
Taubman Centers, Inc.	30,600	1,444,932
UMH Properties, Inc.	1,600	23,904
Vornado Realty Trust	17,700	1,325,022

		23,869,893

Total Real Estate		23,869,893

Telecommunication Services - 0.24%
Wireless Telecommunication Services - 0.24%
Telephone & Data Systems, Inc.	7,200	209,880
United States Cellular Corp.A	5,900	215,881

		425,761

Total Telecommunication Services		425,761

Utilities - 0.88%
Electric Utilities - 0.27%
Portland General Electric Co.	10,000	477,400

Gas Utilities - 0.17%
UGI Corp.	6,000	287,160

Independent Power and Renewable Electricity Producers - 0.08%
Atlantica Yield PLC	6,200	138,756

Multi-Utilities - 0.36%
CenterPoint Energy, Inc.	9,300	275,094
MDU Resources Group, Inc.	12,700	347,345

		622,439

Total Utilities		1,525,755

Total Common Stocks (Cost $96,429,517)		97,548,955

EXCHANGE-TRADED INSTRUMENTS - 7.96%
Exchange-Traded Funds - 7.96%
Energy Select Sector SPDR Fund	30,100	2,044,091
Financial Select Sector SPDR Fund	91,500	2,433,900
Industrial Select Sector SPDR Fund	42,000	3,004,260
Materials Select Sector SPDR Fund	6,100	359,900
Technology Select Sector SPDR Fund	96,000	6,043,200

Total Exchange-Traded Funds		13,885,351

Total Exchange-Traded Instruments (Cost $13,324,234)		13,885,351

SHORT-TERM INVESTMENTS - 11.37% (Cost $19,830,832)
Investment Companies - 11.37%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%B C	19,830,832	19,830,832

TOTAL SECURITIES HELD LONG (Cost $129,584,583)		131,265,138

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES HELD SHORT
COMMON STOCKS - (45.37%)
Consumer Discretionary - (8.04%)
Automobiles - (0.74%)
Tesla, Inc.A	(3,880)	$(1,286,336)

Leisure Products - (0.70%)
Mattel, Inc.	(85,900)	(1,212,908)

Media - (1.42%)
Liberty Media Corp-Liberty Formula One, Tracking Stock, Class AA D	(49,800)	(1,812,720)
Liberty Media Corp-Liberty Formula One, Tracking Stock, Class CA D	(17,600)	(671,264)

		(2,483,984)

Specialty Retail - (3.99%)
Chico’s FAS, Inc.	(77,600)	(620,024)
Conn’s, Inc.A	(63,800)	(1,961,850)
L Brands, Inc.	(22,366)	(962,633)
MarineMax, Inc.A	(56,041)	(1,039,560)
Murphy USA, Inc.A	(16,100)	(1,197,196)
Urban Outfitters, Inc.A	(48,000)	(1,176,960)

		(6,958,223)

Textiles, Apparel & Luxury Goods - (1.19%)
Michael Kors Holdings Ltd.A	(18,700)	(912,747)
Under Armour, Inc., Class AA	(63,300)	(792,516)
Under Armour, Inc., Class CA	(32,500)	(374,725)

		(2,079,988)

Total Consumer Discretionary		(14,021,439)

Consumer Staples - (0.19%)
Food Products - (0.17%)
Cal-Maine Foods, Inc.A	(6,800)	(306,000)

Personal Products - (0.02%)
Coty, Inc., Class A	(1,800)	(27,720)

Total Consumer Staples		(333,720)

Energy - (3.69%)
Energy Equipment & Services - (1.18%)
Frank’s International N.V.	(27,700)	(183,097)
Helmerich & Payne, Inc.	(29,000)	(1,574,990)
US Silica Holdings, Inc.	(9,900)	(302,049)

		(2,060,136)

Oil, Gas & Consumable Fuels - (2.51%)
Cheniere Energy, Inc.A	(33,800)	(1,579,812)
Golar LNG Ltd.	(61,800)	(1,305,834)
ONEOK, Inc.	(18,800)	(1,020,276)
Parsley Energy, Inc., Class AA	(17,600)	(468,160)

		(4,374,082)

Total Energy		(6,434,218)

Financials - (3.15%)
Capital Markets - (0.71%)
Cboe Global Markets, Inc.	(9,300)	(1,051,458)
Financial Engines, Inc.	(5,000)	(180,500)

		(1,231,958)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (45.37%) (continued)
Financials - (3.15%) (continued)
Insurance - (1.05%)
Markel Corp.A	(418)	$(453,238)
RLI Corp.	(23,300)	(1,376,797)

		(1,830,035)

Thrifts & Mortgage Finance - (1.39%)
LendingTree, Inc.A	(5,250)	(1,407,262)
Ocwen Financial Corp.A	(216,000)	(753,840)
PHH Corp.A	(19,700)	(260,237)
Walter Investment Management Corp.A	(21,500)	(9,413)

		(2,430,752)

Total Financials		(5,492,745)

Health Care - (2.36%)
Biotechnology - (0.40%)
Immunomedics, Inc.A	(16,300)	(174,736)
Sage Therapeutics, Inc.A	(900)	(56,952)
TESARO, Inc.A	(4,000)	(463,080)

		(694,768)

Health Care Equipment & Supplies - (0.10%)
Penumbra, Inc.A	(1,700)	(170,935)

Health Care Providers & Services - (1.18%)
Acadia Healthcare Co., Inc.A	(4,200)	(131,712)
Envision Healthcare Corp.A	(24,400)	(1,039,440)
Teladoc, Inc.A	(26,700)	(882,435)

		(2,053,587)

Pharmaceuticals - (0.68%)
Reata Pharmaceuticals, Inc., Class AA	(8,500)	(257,380)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	(67,500)	(931,500)

		(1,188,880)

Total Health Care		(4,108,170)

Industrials - (3.80%)
Airlines - (0.13%)
Allegiant Travel Co.	(1,200)	(163,680)
United Continental Holdings, Inc.A	(1,300)	(76,024)

		(239,704)

Building Products - (1.29%)
Johnson Controls International PLC	(54,300)	(2,247,477)

Commercial Services & Supplies - (0.09%)
Covanta Holding Corp.	(9,500)	(152,950)

Electrical Equipment - (0.09%)
Plug Power, Inc.A	(53,900)	(153,615)

Machinery - (1.20%)
Wabtec Corp.	(27,300)	(2,088,450)

Professional Services - (0.59%)
Equifax, Inc.	(9,500)	(1,031,035)

Road & Rail - (0.41%)
Hertz Global Holdings, Inc.A	(28,900)	(718,743)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (45.37%) (continued)
Industrials - (3.80%) (continued)
Total Industrials		$(6,631,974)

Information Technology - (5.53%)
Communications Equipment - (0.38%)
Lumentum Holdings, Inc.A	(10,500)	(663,075)

Internet Software & Services - (1.26%)
2U, Inc.A	(1,100)	(69,993)
Benefitfocus, Inc.A	(38,300)	(1,049,420)
Pandora Media, Inc.A	(109,800)	(802,638)
Twilio, Inc., Class AA	(8,400)	(268,380)

		(2,190,431)

IT Services - (1.56%)
Square, Inc., Class AA	(30,800)	(1,145,452)
WEX, Inc.A	(12,800)	(1,581,952)

		(2,727,404)

Semiconductors & Semiconductor Equipment - (1.68%)
Everspin Technologies, Inc.A	(17,378)	(178,820)
Impinj, Inc.A	(41,500)	(1,416,810)
MACOM Technology Solutions Holdings, Inc.A	(23,700)	(968,856)
PDF Solutions, Inc.A	(25,500)	(373,575)

		(2,938,061)

Technology Hardware, Storage & Peripherals - (0.65%)
3D Systems Corp.A	(20,100)	(248,838)
Hewlett Packard Enterprise Co.	(63,400)	(882,528)

		(1,131,366)

Total Information Technology		(9,650,337)

Materials - (0.95%)
Chemicals - (0.38%)
CF Industries Holdings, Inc.	(17,500)	(664,650)

Construction Materials - (0.26%)
Forterra, Inc.A	(93,200)	(462,272)

Containers & Packaging - (0.31%)
Ball Corp.	(12,500)	(536,625)

Total Materials		(1,663,547)

Real Estate - (16.38%)
Equity Real Estate Investment Trusts (REITs) - (16.25%)
Apple Hospitality REIT, Inc.	(5,500)	(104,170)
Chatham Lodging Trust	(101,800)	(2,214,150)
Chesapeake Lodging Trust	(40,000)	(1,116,000)
Colony NorthStar, Inc., Class A	(17,200)	(211,216)
Community Healthcare Trust, Inc.	(1,900)	(52,117)
EastGroup Properties, Inc.	(500)	(45,295)
EPR Properties	(1,500)	(103,770)
Equity Residential	(31,000)	(2,085,060)
Farmland Partners, Inc.	(50,300)	(420,005)
GEO Group, Inc.	(72,700)	(1,886,565)
Gramercy Property Trust	(2,100)	(62,370)
Hersha Hospitality Trust	(115,100)	(2,036,119)
Highwoods Properties, Inc.	(1,900)	(96,995)
Independence Realty Trust, Inc.	(35,500)	(360,325)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (45.37%) (continued)
Real Estate - (16.38%) (continued)
Equity Real Estate Investment Trusts (REITs) - (16.25%) (continued)
Iron Mountain, Inc.	(51,800)	$(2,072,000)
Life Storage, Inc.	(26,800)	(2,165,976)
LTC Properties, Inc.	(8,100)	(376,731)
Macerich Co.	(12,500)	(682,500)
Omega Healthcare Investors, Inc.	(57,500)	(1,659,450)
Public Storage, REIT	(2,400)	(497,400)
Rayonier, Inc.	(71,200)	(2,134,576)
Realty Income Corp.	(11,300)	(606,471)
Seritage Growth Properties	(44,600)	(1,834,398)
Spirit Realty Capital, Inc.	(154,000)	(1,279,740)
Whitestone REIT	(157,800)	(2,108,208)
WP Carey, Inc.	(31,100)	(2,119,465)

		(28,331,072)

Real Estate Management & Development - (0.13%)
Howard Hughes Corp.A	(1,800)	(229,734)

Total Real Estate		(28,560,806)

Utilities - (1.28%)
Electric Utilities - (0.11%)
Southern Co.	(3,700)	(193,140)

Independent Power and Renewable Electricity Producers - (0.09%)
Vivint Solar, Inc.A	(39,922)	(149,707)

Multi-Utilities - (1.08%)
Dominion Energy, Inc.	(23,200)	(1,882,448)

Total Utilities		(2,225,295)

TOTAL COMMON STOCKS (Proceeds $(78,135,140))		(79,122,251)

EXCHANGE-TRADED INSTRUMENTS - (7.91%)
Exchange-Traded Funds - (7.91%)
Consumer Discretionary Select Sector SPDR Fund	(75,700)	(6,963,643)
Consumer Staples Select Sector SPDR Fund	(65,800)	(3,493,322)
Health Care Select Sector SPDR Fund	(11,200)	(908,432)
Real Estate Select Sector SPDR Fund	(53,700)	(1,745,250)
Utilities Select Sector SPDR Fund	(12,500)	(689,000)

Total Exchange-Traded Funds		(13,799,647)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(13,626,855))		(13,799,647)

TOTAL SECURITITES SOLD SHORT (Proceeds $(91,761,995))		(92,921,898)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 75.27% (Cost $129,584,583)		131,265,138
TOTAL SECURITIES SOLD SHORT - (53.28%) (Proceeds $(91,761,995))		(92,921,898)
OTHER ASSETS, NET OF LIABILITIES - 78.01%		136,046,308

NET ASSETS - 100.00%		$174,389,548

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.
D	Tracking Stock—A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SPDR - Standard & Poor’s Depositary Receipt.

Futures Contracts Open on October 31, 2017:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	123	December 2017	$12,078,717	$12,345,510	$266,793
Mini MSCI Emerging Markets Index Futures	181	December 2017	10,041,789	10,174,010	132,221

			$22,120,506	$22,519,520	$399,014

Short Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	114	December 2017	$(14,258,801)	$(14,664,390)	$(405,589)

			$(14,258,801)	$(14,664,390)	$(405,589)

OTC Swap Agreement Contracts for Difference Outstanding on October 31, 2017:

OTC Swap Agreement Contracts for Difference - Equity

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Bell Food Group AG	MSC	Long	CHF	72	$(1,372)
Gurit Holding AG-BR	MSC	Long	CHF	329	32,012
Siegfried Holding AG	MSC	Long	CHF	5,861	(53,340)
VAT Group AG	MSC	Long	CHF	1,298	991
Bavarian Nordic A/S	MSC	Long	DKK	6,560	(14,482)
Dfds A/S	MSC	Long	DKK	14,997	(8,094)
GN Store Nord A/S	MSC	Long	DKK	34,370	19,104
Royal Unibrew A/S	MSC	Long	DKK	35,427	20,495
Spar Nord Bank A/S	MSC	Long	DKK	3,191	1,151

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

OTC Swap Agreement Contracts for Difference - Equity (continued)

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Aalberts Industries N.V.	MSC	Long	EUR	23,015	$12,099
Air France-KLM	MSC	Long	EUR	90,930	33,557
Arkema S.A.	MSC	Long	EUR	5,585	7,471
Bauer AG	MSC	Long	EUR	22,600	6,911
BE Semiconductor Industries N.V.	MSC	Long	EUR	30,205	193,434
Biesse SpA	MSC	Long	EUR	1,220	(211)
Cewe Stiftung & Co. KGAA	MSC	Long	EUR	14,005	38,017
Covestro AG	MSC	Long	EUR	9,917	111,856
CropEnergies AG	MSC	Long	EUR	33,805	(16,184)
Derichebourg S.A.	MSC	Long	EUR	144,311	(39,611)
Deutsche Lufthansa AG	MSC	Long	EUR	46,150	73,999
Deutz AG	MSC	Long	EUR	261,275	29,895
Dialog Semiconductor PLC	MSC	Long	EUR	39,250	189,849
Draegerwerk AG & Co. KGaA	MSC	Long	EUR	1,570	(4,017)
Draegerwerk AG & Co. KGaA	MSC	Long	EUR	2,941	(1,238)
eDreams ODIGEO S.A.	MSC	Long	EUR	56,506	4,327
Elmos Semiconductor AG	MSC	Long	EUR	4,140	(7,580)
Ence Energia y Celulosa S.A.	MSC	Long	EUR	88,900	18,062
EVS Broadcast Equipment S.A.	MSC	Long	EUR	718	(573)
Fagron	MSC	Long	EUR	4,210	(544)
Faurecia	MSC	Long	EUR	1,760	4,630
IPSOS	MSC	Long	EUR	12,100	29,378
Jacquet Metal Service	MSC	Long	EUR	16,987	(1,179)
Kaufman & Broad S.A.	MSC	Long	EUR	29,030	(44,100)
Koninklijke Volkerwessels N.V.	MSC	Long	EUR	7,002	(6,946)
Mersen SA	MSC	Long	EUR	1,500	6,561
Metro Wholesale & Food Specialist AG	MSC	Long	EUR	1,710	32,660
Metropole Television S.A.	MSC	Long	EUR	1,760	(1,860)
Neopost S.A.	MSC	Long	EUR	35,860	(86,189)
Peugeot S.A.	MSC	Long	EUR	56,210	(5,140)
Plastivaloire	MSC	Long	EUR	2,470	(3,629)
RWE AG	MSC	Long	EUR	3,880	(1,099)
Siltronic AG	MSC	Long	EUR	1,586	18,537
Unieuro SpA	MSC	Long	EUR	73,919	(7,141)
Valmet OYJ	MSC	Long	EUR	57,830	19,479
Van Lanschot N.V.	MSC	Long	EUR	12,101	(4,763)
Vittoria Assicurazioni SpA	MSC	Long	EUR	9,432	(891)
Wuestenrot & Wuerttembergische AG	MSC	Long	EUR	14,370	(6,083)
3i Group PLC	MSC	Long	GBP	158,740	45,921
Abcam PLC	MSC	Long	GBP	145,170	2,402
Avon Rubber PLC	MSC	Long	GBP	5,233	774
Evraz PLC	MSC	Long	GBP	332,134	(127,541)
Fenner PLC	MSC	Long	GBP	123,087	21,292
Fevertree Drinks PLC	MSC	Long	GBP	24,210	1,774
Games Workshop Group PLC	MSC	Long	GBP	15,160	(1,084)
Plus500 Ltd.	MSC	Long	GBP	165,463	212,848
Redrow PLC	MSC	Long	GBP	145,100	18,119
Taylor Wimpey PLC	MSC	Long	GBP	157,700	(7,968)
Wizz Air Holdings PLC	MSC	Long	GBP	38,510	16,495
Austevoll Seafood ASA	MSC	Long	NOK	80,712	(63,280)
DNO ASA	MSC	Long	NOK	522,200	(40,208)
Kvaerner ASA	MSC	Long	NOK	291,130	48,040
SpareBank 1 Nord Norge	MSC	Long	NOK	79,600	11,632

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

OTC Swap Agreement Contracts for Difference - Equity (continued)

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Bravida Holding AB	MSC	Long	SEK	7,200	$(2,050)
Concentric AB	MSC	Long	SEK	2,199	(167)
G5 Entertainment AB	MSC	Long	SEK	16,368	31,255
Granges AB	MSC	Long	SEK	10,700	149
KappAhl AB	MSC	Long	SEK	10,600	(4,966)
SAS AB	MSC	Long	SEK	670,534	(80,270)
Scandic Hotels Group AB	MSC	Long	SEK	21,880	6,622
Vitrolife AB	MSC	Long	SEK	620	819
AMS AG	MSC	Short	CHF	(990)	(1,735)
Aryzta AG	MSC	Short	CHF	(8,450)	22
Burckhardt Compression Holding AG	MSC	Short	CHF	(167)	249
Evolva Holding Ltd.	MSC	Short	CHF	(645,400)	(38,848)
Evolva Holding S.A.	MSC	Short	CHF	(645,400)	29,314
Panalpina Welttransport Holding AG	MSC	Short	CHF	(8,580)	(55,308)
Vifor Pharma AG	MSC	Short	CHF	(18,249)	(68,434)
ALK-Abello A/S	MSC	Short	DKK	(4,477)	14,074
NKT A/S	MSC	Short	DKK	(22,774)	(43,966)
Ablynx N.V.	MSC	Short	EUR	(30,800)	(17,582)
Accor S.A.	MSC	Short	EUR	(44,340)	(38,204)
Anheuser-Busch InBev S.A./N.V.	MSC	Short	EUR	(14,303)	45,949
Atlantia SpA	MSC	Short	EUR	(1,730)	(153)
Biocartis N.V.	MSC	Short	EUR	(14,673)	(12,538)
Bollore S.A.	MSC	Short	EUR	(438,700)	(28,738)
Boskalis Westminster	MSC	Short	EUR	(2,970)	1,919
Brenntag AG	MSC	Short	EUR	(1,210)	165
Cairn Homes PLC	MSC	Short	EUR	(140,536)	(6,080)
Carrefour S.A.	MSC	Short	EUR	(75,300)	61,641
Delivery Hero AG	MSC	Short	EUR	(3,583)	(6,853)
Deutsche Bank AG	MSC	Short	EUR	(125,170)	90,402
Ferrovial S.A.	MSC	Short	EUR	(51,270)	(24,667)
Ferrovial S.A.	MSC	Short	EUR	(51,270)	759
GEA Group AG	MSC	Short	EUR	(18,615)	(7,945)
Genfit	MSC	Short	EUR	(8,236)	(6,183)
HeidelbergCement AG	MSC	Short	EUR	(1,610)	(2,922)
Huhtamaki OYJ	MSC	Short	EUR	(1,230)	(222)
JCDecaux S.A.	MSC	Short	EUR	(26,660)	101
Obrascon Huarte Lain S.A.	MSC	Short	EUR	(58,800)	15,091
Paddy Power Betfair PLC	MSC	Short	EUR	(520)	15
Parrot S.A.	MSC	Short	EUR	(45,423)	(6,167)
Porr AG	MSC	Short	EUR	(4,730)	2,499
Rocket Internet SE	MSC	Short	EUR	(30,940)	(9,278)
Salvatore Ferragamo SpA	MSC	Short	EUR	(40,450)	(2,720)
Sartorius AG	MSC	Short	EUR	(1,230)	411
Siemens Gamesa Renewable Energy S.A.	MSC	Short	EUR	(159,910)	(199,093)
SLM Solutions Group AG	MSC	Short	EUR	(8,658)	(10,724)
Tenaris S.A.	MSC	Short	EUR	(25,480)	(12,101)
Vallourec S.A.	MSC	Short	EUR	(55,265)	(987)
Yoox Net-A-Porter Group SpA	MSC	Short	EUR	(28,520)	32,956
Zalando SE	MSC	Short	EUR	(3,090)	(2,928)
Allied Minds PLC	MSC	Short	GBP	(127,158)	(5,788)
AstraZeneca PLC	MSC	Short	GBP	(13,120)	14,906
Capital & Counties Properties PLC	MSC	Short	GBP	(4,100)	(391)
Domino’s Pizza Group PLC	MSC	Short	GBP	(499,700)	(58,258)
HSBC Holdings PLC	MSC	Short	GBP	(211,800)	25,869

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

OTC Swap Agreement Contracts for Difference - Equity (continued)

Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Hurricane Energy PLC	MSC	Short	GBP	(170,800)	$2,371
John Wood Group PLC	MSC	Short	GBP	(122,100)	(38,381)
Melrose Industries PLC	MSC	Short	GBP	(422,200)	17,768
Metro Bank PLC	MSC	Short	GBP	(6,960)	3,542
Micro Focus International PLC	MSC	Short	GBP	(4,100)	(10,607)
NCC Group PLC	MSC	Short	GBP	(356,343)	11,381
Purplebricks Group PLC	MSC	Short	GBP	(269,327)	(67,478)
Royal Bank of Scotland Group PLC	MSC	Short	GBP	(360,900)	(8,623)
Sirius Minerals PLC	MSC	Short	GBP	(2,325,354)	(38,763)
Smart Metering Systems PLC	MSC	Short	GBP	(46,060)	(22,808)
Sound Energy PLC	MSC	Short	GBP	(599,817)	(22,736)
Spire Healthcare Group PLC	MSC	Short	GBP	(14,000)	756
Travis Perkins PLC	MSC	Short	GBP	(4,800)	(423)
Asetek A/S	MSC	Short	NOK	(7,584)	11,131
Norwegian Air Shuttle ASA	MSC	Short	NOK	(29,830)	54,839
Eltel AB	MSC	Short	SEK	(93,559)	8,178
Hennes & Mauritz AB-B Shares	MSC	Short	SEK	(80,450)	121,454
Ratos AB-B Shares	MSC	Short	SEK	(365,754)	57,176
Skanska AB	MSC	Short	SEK	(99,600)	50,676
Telefonaktiebolaget LM Ericsson	MSC	Short	SEK	(268,400)	29,281

					$505,080

Glossary:

Counterparty Abbreviations:

MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

Index Abbreviations:

MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

Exchange Abbreviations:

OTC	Over-the-Counter

Other Abbreviations:

PLC	Public Limited Company

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2017, the investments were classified as described below:

Numeric Integrated Alpha Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$97,548,955	$—	$—	$97,548,955
Exchange-Traded Instruments	13,885,351	—	—	13,885,351
Short-Term Investments	19,830,832	—	—	19,830,832

Total Investments in Securities - Assets	$131,265,138	$—	$—	$131,265,138

Liabilities
Common Stocks (Sold Short)	$(79,122,251)	$—	$—	$(79,122,251)
Exchange-Traded Instruments (Sold Short)	(13,799,647)	—	—	(13,799,647)

Total Investments in Securities - Liabilities	(92,921,898)	—	—	(92,921,898)

Total Investments in Securities	$38,343,240	$—	$—	$38,343,240

Financial Derivative Instruments - Assets
Futures Contracts	$399,014	$—	$—	$399,014
OTC Swap Agreement Contracts for Difference - Equity	—	2,027,512	—	2,027,512

Total Financial Derivative Instruments - Assets	$399,014	$2,027,512	$—	$2,426,526

Financial Derivative Instruments - Liabilities
Futures Contracts	$(405,589)	$—	$—	$(405,589)
OTC Swap Agreement Contracts for Difference - Equity	—	(1,522,432)	—	(1,522,432)

Total Financial Derivative Instruments - Liabilities	$(405,589)	$(1,522,432)	$—	$(1,928,021)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended October 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Top Ten Long Exposures (% Net Assets)
Technology Select Sector SPDR Fund		3.5
Industrial Select Sector SPDR Fund		1.7
Financial Select Sector SPDR Fund		1.4
Vishay Intertechnology, Inc.		1.3
Progress Software Corp.		1.3
Ameriprise Financial, Inc.		1.3
Whiting Petroleum Corp.		1.3
Ulta Salon Cosmetics & Fragrance, Inc.		1.2
Equinix, Inc., REIT		1.2
GameStop Corp., Class A		1.2
Total Fund Holdings	183

Top Ten Short Exposures (% Net Assets)
Consumer Discretionary Select SPDR Fund		(4.0)
Consumer Staples Select Sector SPDR Fund		(2.0)
Johnson Controls International PLC		(1.3)
Chatham Lodging Trust		(1.3)
Life Storage, Inc.		(1.2)
Rayonier, Inc.		(1.2)
WP Carey, Inc.		(1.2)
Whitestone REIT		(1.2)
Wabtec Corp.		(1.2)
Equity Residential		(1.2)
Total Fund Holdings	98

Sector Exposure (%)	Portfolio Long	Portfolio Short
Real Estate	13.7	16.4
Consumer Discretionary	10.7	8.0
Information Technology	9.0	5.5
Exchange-Traded Instruments	8.0	8.0
Industrials	6.2	3.8
Financials	4.2	3.2
Energy	3.9	3.7
Health Care	3.7	2.4
Consumer Staples	2.2	0.2
Materials	1.3	1.0
Utilities	0.9	1.3
Telecommunication Services	0.2	0.0

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
Argentina - 2.62% (Cost $853,482)
Common Stocks - 2.62%
MercadoLibre, Inc.	4,080	$980,465

Australia - 1.79% (Cost $634,753)
Common Stocks - 1.79%
MYOB Group Ltd.A	233,470	670,073

China - 3.61% (Cost $633,090)
Common Stocks - 3.61%
Tencent Holdings Ltd.	30,123	1,350,658

Denmark - 3.66% (Cost $1,114,721)
Common Stocks - 3.66%
Novo Nordisk A/S, Class B	27,483	1,367,213

France - 3.00% (Cost $961,787)
Common Stocks - 3.00%
Danone S.A.	13,740	1,122,593

Germany - 4.05% (Cost $1,111,899)
Common Stocks - 4.05%
SAP SE, Sponsored ADRA	13,241	1,512,122

Hong Kong - 3.65% (Cost $1,066,638)
Common Stocks - 3.65%
AIA Group Ltd.	181,527	1,365,862

India - 5.46%
Common Stocks - 5.46%
HDFC Bank Ltd., ADR	10,000	923,000
Infosys Ltd., Sponsored ADRA	75,221	1,117,032

Total Common Stocks		2,040,032

Total India (Cost $1,876,357)		2,040,032

Japan - 2.98% (Cost $1,050,143)
Common Stocks - 2.98%
Fast Retailing Co., Ltd.	3,371	1,115,020

Mexico - 2.17% (Cost $812,725)
Common Stocks - 2.17%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	9,229	809,845

Republic of Korea - 2.47% (Cost $932,056)
Common Stocks - 2.47%
Amorepacific Corp.	3,298	924,329

South Africa - 4.45%
Common Stocks - 4.45%
Sanlam Ltd.	151,193	756,032
Shoprite Holdings Ltd.	63,345	906,621

Total Common Stocks		1,662,653

Total South Africa (Cost $1,581,312)		1,662,653

United States - 57.10%
Common Stocks - 57.10%
Alphabet, Inc., Class CB	1,118	1,136,604
Amazon.com, Inc.B	959	1,059,964
Autodesk, Inc.B	9,888	1,235,604

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Fair Value
United States - 57.10% (continued)
Common Stocks - 57.10% (continued)
Cerner Corp.B	11,111	$750,215
Core Laboratories N.V.	10,787	1,077,621
Equinix, Inc., REIT	2,460	1,140,210
FleetCor Technologies, Inc.B	7,427	1,227,460
IHS Markit Ltd.B	25,103	1,069,639
Lowe’s Cos, Inc.	13,567	1,084,682
Mondelez International, Inc., Class A	26,569	1,100,754
Nielsen Holdings PLC	21,758	806,569
NIKE, Inc., Class B	20,304	1,116,517
Priceline Group, Inc.B	593	1,133,792
Red Hat, Inc.B	9,003	1,087,833
Regeneron Pharmaceuticals, Inc.B	2,442	983,198
salesforce.com, Inc.B	11,557	1,182,743
Schlumberger Ltd.	15,904	1,017,856
TJX Cos, Inc.	12,261	855,818
Ulta Salon Cosmetics & Fragrance, Inc.B	3,705	747,632
Visa, Inc., Class A	13,927	1,531,691

Total Common Stocks		21,346,402

Total United States (Cost $18,564,386)		21,346,402

SHORT-TERM INVESTMENTS - 3.03% (Cost $1,132,151)
Investment Companies - 3.03%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97%C D	1,132,151	1,132,151

SECURITIES LENDING COLLATERAL - 2.62% (Cost $980,025)
Investment Companies - 2.62%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.97% C D	980,025	980,025

TOTAL INVESTMENTS - 102.66% (Cost $33,305,525)		38,379,443
LIABILITIES, NET OF OTHER ASSETS - (2.66%)		(993,326)

TOTAL NET ASSETS - 100.00%		$37,386,117

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan at October 31, 2017.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Futures Contracts Open on October 31, 2017:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	4	December 2017	$394,809	$401,480	$6,671
Mini MSCI Emerging Markets Index Futures	2	December 2017	110,237	112,420	2,183

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	3	December 2017	$380,244	$385,905	$5,661

			$885,290	$899,805	$14,515

Index Abbreviations:

MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2017, the investments were classified as described below:

SGA Global Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$980,465	$—	$—	$980,465
Australia	670,073	—	—	670,073
China	1,350,658	—	—	1,350,658
Denmark	1,367,213	—	—	1,367,213
France	1,122,593	—	—	1,122,593
Germany	1,512,122	—	—	1,512,122
Hong Kong	1,365,862	—	—	1,365,862
India	2,040,032	—	—	2,040,032
Japan	1,115,020	—	—	1,115,020
Mexico	809,845	—	—	809,845
Republic of Korea	924,329	—	—	924,329
South Africa	1,662,653	—	—	1,662,653
Common Stocks
United States	21,346,402	—	—	21,346,402
Short-Term Investments	1,132,151	—	—	1,132,151
Securities Lending Collateral	980,025	—	—	980,025

Total Investments in Securities - Assets	$38,379,443	$—	$—	$38,379,443

Financial Derivative Instruments - Assets
Futures Contracts	$14,515	$—	$—	$14,515

Total Financial Derivative Instruments - Assets	$14,515	$—	$—	$14,515

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended October 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Visa, Inc.		4.1
SAP SE		4.0
Novo Nordisk A/S		3.7
AIA Group Ltd.		3.7
Tencent Holdings Ltd.		3.6
Autodesk, Inc.		3.3
FleetCor Technologies, Inc.		3.3
salesforce.com, Inc.		3.2
Equinix, Inc.		3.0
Alphabet, Inc.		3.0
Total Fund Holdings	34

Sector Allocation (% Equities)
Information Technology		35.9
Consumer Discretionary		19.6
Consumer Staples		13.4
Health Care		8.6
Financials		8.4
Energy		5.8
Industrials		5.2
Real Estate		3.1

Country Allocation (% Equities)
United States		58.9
India		5.6
South Africa		4.6
Germany		4.2
Denmark		3.8
Hong Kong		3.8
China		3.7
France		3.1
Japan		3.1
Argentina		2.7
Republic of Korea		2.5
Mexico		2.2
Australia		1.8

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of October 31, 2017, the Trust consists of thirty-four active series, seven of which are presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon GLG Total Return Fund, American Beacon Global Evolution Frontier Markets Income Fund, American Beacon Grosvenor Long/Short Fund, American Beacon Numeric Integrated Alpha Fund, and American Beacon SGA Global Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as non-diversified, open-end management investment companies except for the American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon Global Evolution Frontier Markets Income Fund, and the American Beacon SGA Global Growth Fund, that are registered as diversified, open-end management investment companies. The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed.

Forward currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 in the fair value hierarchy. Swap contracts are valued at prices furnished by independent swap dealers or by an

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

independent pricing service and are generally categorized as a Level 2 in the fair value hierarchy. Forward currency contracts and swap contracts involve, to varying degrees, risk of loss in excess of the unrealized appreciation (depreciation).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 – Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are market-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Securities and Other Investments

American Depositary Receipts (“ADRs”) and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Funds normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Funds might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Funds may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans can be fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Funds purchases assignments from lenders, the Funds will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Credit-Linked Notes

Credit-linked notes (“CLNs”) are derivative debt obligations that are issued by limited purpose entities or by financial firms, such as banks, securities firms or their affiliates, and that are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs

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themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Floating Rate Loan Interest

The Funds may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds considers these investments to be investments in debt securities for purposes of its investment policies.

When the Funds purchase a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

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Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

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Frontier and Emerging Market Investments

The Funds may invest in the securities and derivatives with exposure to various countries with emerging capital markets. Investments in the securities and derivatives with exposure to countries with emerging capital markets involve significantly higher risks not involved in investments in securities in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging capital markets may impose differential capital gain taxes on foreign investors.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended October 31, 2017 are disclosed in the Notes to the Schedules of Investments. The Funds did not hold any illiquid securities as of the period ended October 31, 2017.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally

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fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation (depreciation) of investments to dividend and interest receivable.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

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Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of October 31, 2017, short positions were held by the Grosvenor Long/Short and Numeric Integrated Alpha Funds and are detailed in the Schedules of Investments.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Funds can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

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Options Contracts

The Grosvenor Long/Short Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Funds, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Grosvenor Long/Short Fund may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Funds’ exposure to unfavorable movements of the underlying instrument. The Funds pay a premium which is included as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended October 31, 2017, the Grosvenor Long/Short Fund purchased/sold options primarily for return enhancement and hedging.

Swap Agreements

The Funds may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the over-the-counter market (“OTC Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss . In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

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Payments received or made at the beginning of the measurement period are reflected as such and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss . Net periodic payments received or paid by the Fund are included as part of realized gains or losses .

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized . Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to

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deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2017, for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential

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amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended October 31, 2017, the GLG Total Return Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

Interest Rate Swap Agreements

The GLG Total Return Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended October 31, 2017, the GLG Total Return Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

Total Return Swap Agreements

The Grosvenor Long/Short Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward Currency Contracts

The Funds may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended October 31, 2017, the Funds entered into forward currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

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Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended October 31, 2017, the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Contracts for Difference

The Numeric Integrated Alpha Fund may utilize equity-related securities including total swaps based on individual companies (also referred to as contracts for difference (“CFDs”)). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A SFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Funds to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity securities directly as well as the other risks associated with the investments in swaps. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Funds’ shares, may be reduced. Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. The Fund’s use of swaps is intended to generate profits, adjust leverage, hedge exposures, and manager volatility.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non- U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Currency Contracts Risk

Forward currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Funds’ trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Funds sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Funds’ transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Funds have a lower portfolio turnover rate.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, March 2017, and June 2017 and maintains a forecast of one more hike in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Leverage Risk

The Funds’ use of futures, forward currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Interest in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Multi-Manager Risk

The Grosvenor Long/Short Fund’s performance depends on, among other things, the Lead Sub-Advisor’s success in monitoring and allocating the Fund’s assets among the Sub-Advisors. The Sub-Advisors investment styles may not always be complementary. The Sub-Advisors make investment decisions independently of one another, and may make conflicting investment decisions. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisors may underperform the market generally or underperform other investment managers that could have been selected for the Fund. The Lead Sub-Advisor and the Sub-Advisors also may use proprietary or licensed strategies that are based on considerations and factors that are not fully disclosed to the Board, the Manager or the Lead Sub-Advisor. The success of a particular Sub-Advisor in implementing its investment strategy is dependent on the expertise of its portfolio managers, and certain Sub-Advisors may have a limited number of investment management professionals. The loss of one or more of a Sub-Advisor’s key investment professionals could have a materially adverse effect on the performance of the Fund. A Sub-Advisor may have little or no experience managing the assets of a registered investment company which, unlike the other accounts a Sub-Advisor may manage, is subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce an profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Preferred Stock Risk

Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in price.

Sector Risk

To the extent the Funds invest more heavily in particular sectors, their performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because the Funds may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and under-weighted in others. As such, the Funds’ performance is likely to be disproportionately affected by the factors influencing those sectors.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Securities Lending Risk

To the extent the Funds lends its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Short Position Risk

The Funds will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

Sovereign and Quasi Sovereign Debt Risk

The Funds normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Unrated Securities Risk

Because the Funds may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Securities Lending

The Acadian Emerging Markets Managed Volatility and SGA Global Growth Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the

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Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2017, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Acadian Emerging Markets Managed Volatility	$187,867	$192,928	$—	$192,928
SGA Global Growth	932,889	980,025	—	980,025

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended January 31, 2017 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2017, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Managed Volatility	$30,229,649	$4,951,139	$(835,402)	$4,115,737
Crescent Short Duration High Income	85,499,809	1,757,638	(524,205)	1,233,433
GLG Total Return	648,075,795	10,887,634	(11,412,272)	(524,638)
Global Evolution Frontier Markets Income	157,780,696	4,402,399	(1,981,713)	2,420,686
Grosvenor Long/Short	10,453,462	2,472,978	(960,586)	1,512,392
Numeric Integrated Alpha	37,822,588	12,831,426	(11,812,269)	1,019,157
SGA Global Growth	33,305,525	5,736,685	(648,252)	5,088,433

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2017 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period January 31, 2017, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Acadian Emerging Markets Managed Volatility	$1,944,443	$2,522,917
Crescent Short Duration High Income	1,136,714	1,601,586
Global Evolution Frontier Markets Income	4,648,074	9,614,613

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 29, 2017

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: December 29, 2017